UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No.  333-82611

     Pre-Effective Amendment No.                                             |_|

     Post-Effective Amendment No. 5                                          |X|


                        (Check appropriate box or boxes.)


                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
--------------------------------------------------------------------------------
                               (Name of Depositor)


                  300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)


Depositor's Telephone Number, including Area Code          (302) 452-4000
--------------------------------------------------------------------------------



         PATRICIA R. HATLER, ASSISTANT SECRETARY, ONE NATIONWIDE PLAZA,
                              COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        MAY 1, 2004

--------------------------------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box) |_| immediately upon filing pursuant to paragraph (b)
|X| on May 1, 2004 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered
FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                                        Issued by
                       NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
                                           and
                      NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA


              SERVICE CENTER                          MAIN ADMINISTRATIVE OFFICE
          300 CONTINENTAL DRIVE                        1000 CHESTERBROOK BLVD.
          NEWARK, DELAWARE 19713                      BERWYN, PENNSYLVANIA 19312

                                 TELEPHONE (800) 688-5177
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                   May 1, 2004


This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Nationwide Life and Annuity Company of America (the "Company" or "NLACA"). The Policy, which is called a "survivorship" policy because it is issued on the lives of two Insureds, is a long-term investment designed to provide significant life insurance benefits for the Insureds. This prospectus provides information that a prospective Owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

You can allocate your Policy's values to:
o Nationwide Provident VLI Separate Account A (the "Separate Account"), which invests in the Portfolios listed on the next page; or
o the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

PLEASE NOTE THAT THE POLICIES AND THE PORTFOLIOS:
o ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;
o ARE NOT FEDERALLY INSURED;
o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND
o ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

================================================================================
THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

The Portfolios available for investment are offered through the following Funds:
o AIM VARIABLE INSURANCE FUNDS
o THE ALGER AMERICAN FUND
o ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
o AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II, INC.
o DREYFUS INVESTMENT PORTFOLIOS
o DREYFUS STOCK INDEX FUND, INC.

o DREYFUS VARIABLE INVESTMENT FUND
o FEDERATED INSURANCE SERIES
o FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o GARTMORE VARIABLE INSURANCE TRUST
o JANUS ASPEN SERIES
o MFS(R)VARIABLE INSURANCE TRUST
o NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o OPPENHEIMER VARIABLE ACCOUNT FUNDS
o PUTNAM VARIABLE TRUST
o STRONG OPPORTUNITY FUND II, INC.

o STRONG VARIABLE INSURANCE FUNDS, INC.
o VAN ECK WORLDWIDE INSURANCE TRUST
o VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The following Portfolios are available under the Policy:


AIM VARIABLE INSURANCE FUNDS
o AIM V.I. Basic Value Fund: Series I
o AIM V.I. Capital Appreciation Fund: Series I
o AIM V.I. Capital Development Fund: Series I
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class III+
o American Century VP Ultra Fund: Class I
o American Century VP Value Fund: Class I
 AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II, INC.
o VP Inflation Protection Fund: Class II
 DREYFUS INVESTMENT PORTFOLIOS
o Small Cap Stock Index Portfolio: Service Shares
 DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
 DREYFUS VARIABLE INVESTMENT FUND
o Appreciation Portfolio: Initial Shares
 FEDERATED INSURANCE SERIES
o Quality Bond Fund II: Primary Shares
 FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
o VIP Equity-Income Portfolio: Initial Class
o VIP Growth Portfolio: Initial Class
o VIP Overseas Portfolio: Initial Class R+
 FIDELITY VIP FUND II
o VIP II Contrafund(R) Portfolio: Initial Class
o VIP II Investment Grade Bond Portfolio: Initial Class
 FIDELITY VIP FUND III
o VIP III Mid Cap Portfolio: Service Class
o VIP III Value Strategies Portfolio: Service Class
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Franklin Rising Dividends Securities Fund: Class 1
o Franklin Small Cap Value Securities Fund: Class 1
 GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o Comstock GVIT Value Fund: Class IV*
o Dreyfus GVIT International Value Fund: Class III+
o Dreyfus GVIT Mid Cap Index Fund: Class I
o Federated GVIT High Income Bond Fund: Class I*
o Gartmore GVIT Emerging Markets Fund: Class III+
o Gartmore GVIT Global Health Sciences Fund: Class III+
o Gartmore GVIT Global Technology and Communications Fund: Class III+
o Gartmore GVIT Government Bond Fund: Class IV
o Gartmore GVIT Investor Destinations Funds
    >>Gartmore GVIT Investor Destinations Conservative Fund: Class II
    >>Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >>Gartmore GVIT Investor Destinations Moderate Fund: Class II
    >>Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >>Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o Gartmore GVIT Mid Cap Growth Fund: Class IV
o Gartmore GVIT Money Market Fund: Class IV
o Gartmore GVIT Nationwide(R)Fund: Class IV
o Gartmore GVIT U.S. Growth Leaders Fund: Class I
o GVIT Small Cap Growth Fund: Class I
o GVIT Small Cap Value Fund: Class IV
o GVIT Small Company Fund: Class IV
o Van Kampen GVIT Multi Sector Bond Fund: Class I*
 MFS(R) VARIABLE INSURANCE TRUST
o MFS Investors Growth Stock Series: Initial Class
o MFS Value Series: Initial Class
 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
o AMT Fasciano Portfolio: Class S
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Capital Appreciation Fund/VA: Initial Class
o Oppenheimer Global Securities Fund/VA: Class III+
o Oppenheimer High Income Fund/VA: Initial Class*
o Oppenheimer Main Street(R)Fund/VA: Initial Class
o Oppenheimer Main Street(R)Small Cap Fund/VA: Initial Class
PUTNAM VARIABLE TRUST
o Putnam VT Growth & Income Fund: Class IB
o Putnam VT Voyager Fund: Class IB
VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Core Plus Fixed Income Portfolio: Class I
o U.S. Real Estate Portfolio: Class I

THE FOLLOWING PORTFOLIOS ARE ONLY AVAILABLE IN POLICIES ISSUED BEFORE MAY 1,
2003:

THE ALGER AMERICAN FUND
o Alger American Small Capitalization Portfolio: Class O Shares
FIDELITY VIP FUND
o VIP High Income Portfolio: Initial Class*
FIDELITY VIP FUND II
o VIP II Asset Manager Portfolio: Initial Class
 GVIT
o Gartmore GVIT Growth Fund: Class IV
o GVIT Equity 500 Index Fund: Class IV
o J.P. Morgan GVIT Balanced Fund: Class IV
 JANUS ASPEN SERIES
o Global Technology Portfolio: Service II Shares+
 NEUBERGER BERMAN AMT
o AMT Partners Portfolio
 STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
 STRONG VARIABLE INSURANCE FUNDS, INC.
o Strong Mid Cap Growth Fund II: Investor Class
 VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Bond Fund: Class R+
o Worldwide Emerging Markets Fund: Class R+
o Worldwide Hard Assets Fund: Class R+
o Worldwide Real Estate Fund: Class R+

THE FOLLOWING PORTFOLIOS ARE ONLY AVAILABLE IN POLICIES ISSUED BEFORE MAY 1,
2004:

 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o AllianceBernstein Growth and Income Portfolio: Class A
o AllianceBernstein Small Cap Value Portfolio: Class A

 AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class I
 DREYFUS VARIABLE INVESTMENT FUND
o Developing Leaders Portfolio: Initial Shares
 FEDERATED INSURANCE SERIES

o Federated American Leaders Fund II: Primary Shares
o Federated Capital Appreciation Fund II: Primary Shares
 GVIT
o Gartmore GVIT Global Financial Services Fund: Class III+
o Gartmore GVIT Global Utilities Fund: Class III+
 JANUS ASPEN SERIES
o Balanced Portfolio: Service Shares
o Capital Appreciation Portfolio: Service Shares
o International Growth Portfolio: Service II Shares+
o Risk-Managed Core Portfolio: Service Shares (formerly,
  Risk-Managed Large Cap Core Portfolio: Service Shares)
 NEUBERGER BERMAN AMT
o AMT Mid-Cap Growth Portfolio: Class I

EFFECTIVE MAY 1, 2004, THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO ACCEPT TRANSFERS OR NEW PREMIUM:

 AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class I
 FIDELITY VIP FUND
o VIP Overseas Portfolio: Initial Class
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Templeton Foreign Securities Fund: Class 1
 GVIT
o Dreyfus GVIT International Value Fund: Class IV
o Gartmore GVIT Emerging Markets Fund: Class I
o Gartmore GVIT Global Financial Services Fund: Class I
o Gartmore GVIT Global Health Sciences Fund: Class I
o Gartmore GVIT Global Technology and Communications Fund: Class I
o Gartmore GVIT Global Utilities Fund: Class I
 JANUS ASPEN SERIES
o Global Technology Portfolio: Service Shares
o International Growth Portfolio: Service Shares
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Global Securities Fund/VA: Initial Class
 PUTNAM VARIABLE TRUST
o Putnam VT International Equity Fund: Class IB
 VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Bond Fund: Initial Class
o Worldwide Emerging Markets Fund: Initial Class
o Worldwide Hard Assets Fund: Initial Class
o Worldwide Real Estate Fund: Initial Class
 VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Emerging Markets Debt Portfolio: Class I

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

+These Portfolios assess a short-term trading fee (see "Short-Term Trading
Fees").

TABLE OF CONTENTS
================================================================================

POLICY BENEFITS/RISKS SUMMARY.................................
   Policy Benefits
     Death Benefit
     Policy Cancellation, Surrender, and Partial Withdrawals
     Transfers
     Loans
     Personalized Illustrations
   Policy Risks
     Investment Risk
     Risk of Increase in Current Fees and Charges
     Risk of Lapse
     Tax Risks
     Withdrawal and Surrender Risks
     Loan Risks
   Portfolio Risks

FEE TABLE.....................................................

THE POLICY....................................................
   Purchasing a Policy
   When Insurance Coverage Takes Effect
   Canceling a Policy (Free Look Right)
   Ownership and Beneficiary Rights
   Modifying the Policy
   Other Policies

PREMIUMS......................................................
   Allocating Premiums
   Delay in Allocation

POLICY ACCOUNT VALUES.........................................
   Policy Account Value
   Net Cash Surrender Value
   Subaccount Value
   Unit Value
   Guaranteed Account Value
   Special Policy Account Value Credit

DEATH BENEFIT.................................................
   Insurance Proceeds
   Death Benefit Options
   Changing Death Benefit Options
   Decreasing the Face Amount
   Settlement Options

SURRENDERS AND PARTIAL WITHDRAWALS............................
   Surrenders
   Partial Withdrawals


TRANSFERS.....................................................
   Disruptive Trading
   Transfers from the Guaranteed Account
   Dollar Cost Averaging
   Automatic Asset Rebalancing
   Additional Transfer Rights


LOANS.........................................................


TELEPHONE, FAX, AND E-MAIL REQUESTS...........................


POLICY LAPSE AND REINSTATEMENT................................
   Lapse
   Reinstatement

THE COMPANY AND THE GUARANTEED ACCOUNT........................
   Nationwide Life and Annuity Company of America
   The Guaranteed Account

THE SEPARATE ACCOUNT AND THE PORTFOLIOS.......................
   The Separate Account
   The Portfolios
   Addition, Deletion, or Substitution of Investments
   Voting Portfolio Shares


CHARGES AND DEDUCTIONS........................................
   Premium Expense Charge
   Monthly Deduction
   Mortality and Expense Risk Charge
   Surrender Charges
   Partial Withdrawal Charge
   Transfer Charge
   Short-Term Trading Fees
   Loan Interest Charge
   Portfolio Expenses


FEDERAL TAX CONSIDERATIONS....................................
   Tax Treatment of Policy Benefits

SPLIT DOLLAR ARRANGEMENTS.....................................

SUPPLEMENTAL BENEFITS AND RIDERS..............................

SALE OF THE POLICIES..........................................

   Policy Pricing


STATE VARIATIONS..............................................

LEGAL PROCEEDINGS.............................................

FINANCIAL STATEMENTS..........................................

GLOSSARY......................................................


APPENDIX A: PORTFOLIO INFORMATION.............................

POLICY BENEFITS/RISKS SUMMARY
================================================================================

The Policy is a flexible premium adjustable survivorship variable life insurance policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE ANY MINIMUM POLICY ACCOUNT VALUE. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. THE GLOSSARY AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                 POLICY BENEFITS

DEATH BENEFIT

o INSURANCE PROCEEDS. We pay Insurance Proceeds to the Beneficiary upon due proof of the deaths of both Insureds. The Insurance Proceeds are not payable, in whole or in part, at the time of the Insureds' first death. The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.
o DEATH BENEFIT OPTION A AND OPTION B. In the Application, you choose between two death benefit options under the Policy. We will not issue the Policy until you have elected a death benefit option. We calculate the amount available under each death benefit option as of the last surviving Insured's date of death.
        o  DEATH BENEFIT OPTION A is equal to the greater of:
           o  the Face Amount (which is the amount of insurance you select); OR
           o the Policy Account Value multiplied by the applicable percentage listed in the table below.
        o  DEATH BENEFIT OPTION B is equal to the greater of:
           o  the Face Amount PLUS the Policy Account Value; or
           o the Policy Account Value multiplied by the applicable percentage listed in the table below.

                       ATTAINED AGE                     PERCENTAGE                 ATTAINED AGE                   PERCENTAGE
                  OF THE YOUNGER INSURED                                      OF THE YOUNGER INSURED
                       40 and under                        250%                         60                           130%
                            45                             215%                         65                           120%
                            50                             185%                         70                           115%
                            55                             150%                    75 through 90                     105%
                                                                                   95 through 99                     100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

o CHANGE IN DEATH BENEFIT OPTION AND DECREASE IN FACE AMOUNT. After the first Policy Year, you may change death benefit options while the Policy is in force. Also, after the first Policy Year, you may decrease the Face Amount subject to certain conditions. We may apply a surrender charge if you decrease your Face Amount. A change in death benefit option or Face Amount may have tax consequences.

POLICY CANCELLATION, SURRENDER, AND PARTIAL WITHDRAWALS

o POLICY CANCELLATION. When you receive your Policy, a 10-day "free look" period begins. You may return your Policy during this period and receive a refund.
o SURRENDER. At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value. A Surrender may have tax consequences.
o PARTIAL WITHDRAWAL. After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules. Partial withdrawals may have tax consequences.
     o You must request at least $1,500.
     o For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value.
     o If Death Benefit Option A is in effect, we will reduce the Face
       Amount by the amount of the partial
         withdrawal.
     o Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

TRANSFERS

o You may make transfers among the Subaccounts and the Guaranteed Account.
o We charge $25 for the 13th and each additional transfer during a Policy Year.
o We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

o Transfers out of the Guaranteed Account may be made only within 30 days of a Policy Anniversary.
o The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

LOANS

o You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.
o We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan. Charged interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.
o We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%. We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.
o As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.
o You may repay all or part of your Indebtedness at any time while at least one Insured is living and the Policy is in force.
o We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the death of the last surviving Insured.

PERSONALIZED ILLUSTRATIONS

o You will receive personalized illustrations that reflect your own particular circumstances. These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help you compare the Policy to other life insurance policies. These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years. Therefore, you should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

                                  POLICY RISKS

INVESTMENT RISK

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value. You COULD lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums.


Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective. The negative impact of disruptive trading may result in lower investment performance. We have instituted policies and procedures to deter disruptive trading in an effort to protect Owners from these harms.


If you allocate Net Premiums to the Guaranteed Account, then we credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

RISK OF INCREASE IN CURRENT FEES AND CHARGES

Certain fees and charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.

RISK OF LAPSE

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period. Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero. Your Policy generally will not Lapse: (1) during the first 5 Policy Years, if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

TAX RISKS

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

WITHDRAWAL AND SURRENDER RISKS

The surrender charge under the Policy applies for 15 Policy Years after the Policy Date. It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT.

Even if you do not ask to Surrender your Policy, surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse). See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if Death Benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

LOAN RISKS

A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account. This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

We reduce the amount we pay on the death of the last surviving Insured by the amount of any Indebtedness. Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.

A loan may have tax consequences. In addition, if you Surrender a Policy which is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

                                 PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

FEE TABLE
================================================================================

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.

------------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------- --------------------------------------------------------------
                                                                                     AMOUNT DEDUCTED
----------------------------------- --------------------------------- --------------------------------------------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
           CHARGE                          WHEN CHARGE IS DEDUCTED         GUARANTEED CHARGE                  CURRENT CHARGE
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- ------------------------------------------------------------------------------------------------
MAXIMUM CHARGE IMPOSED ON
PREMIUMS (PREMIUM EXPENSE CHARGE):
----------------------------------- ------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Premium Tax Charge 1               Upon receipt of each premium     0-4% of each premium payment,   0-4% of each premium payment,
                                                payment                 depending on the Insureds'        depending on the Insureds'
                                                                            states of residence              states of residence
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Percent of Premium Charge          Upon receipt of each premium        6% of premium payments       6% of premium payments 2
                                                payment
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- ------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SURRENDER CHARGE:
----------------------------------- ------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Deferred Sales Charge 3            Upon Surrender, Lapse, or       The lesser of: (1) 30% of all    The lesser of: (1) 30% of all
                                     decrease in Face Amount during   Premiums paid to the date of     Premiums paid to the date of
                                       the first 15 Policy Years      Surrender or Lapse,  or (2)      Surrender or Lapse,  or (2)
                                                                      during Policy Years 1-11, 60%    during Policy Years 1-11, 60%
                                                                      of the Target Premium4 for the    of the Target Premium4 for
                                                                        Initial Face Amount             the Initial Face Amount
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
  Deferred Administrative Charge 5    Upon Surrender, Lapse, or         During Policy Years 1-11,      During Policy Years 1-11,
                                     decrease in Face Amount during   $5.00 per $1,000 of Face Amount   $5.00  per $1,000 of Face
                                       the first 15 Policy Years                                               Amount
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
OTHER WITHDRAWAL/SURRENDER FEES         Upon partial withdrawal             $25 per withdrawal                $25 per withdrawal
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
TRANSFER FEES 6                              Upon transfer                   $25 per transfer                 $25 per transfer
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------

SHORT-TERM TRADING FEE 7             Upon transfer of Subaccount      1% of the amount transferred      1% of the amount transferred
                                      value out of a Subaccount       from the Subaccount within 60    from the Subaccount within 60
                                    within 60 days after allocation     days of allocation to that        days of allocation to that
                                           to that Subaccount                   Subaccount                        Subaccount

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------

1 We do not deduct a premium tax charge in jurisdictions that impose no premium tax. Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.
2 After the 15th Policy Year, the percent of premium charge decreases to 1.5% of premium payments.
3 The deferred sales charge varies based on the Joint Equal Age of the Insureds, and decreases after Joint Equal Age 71. Beginning in year 12, the deferred sales charge decreases each Policy Year to 0% after the 15th Policy Year. Upon a decrease in Face Amount, we deduct a portion of this charge.
4 The Target Premium varies based on each Insured's Issue Age and Face Amount. The maximum Target Premium for any Policy is $78.61 per $1,000 of
Face Amount.

5 The deferred administrative charge decreases each Policy Year to $0 after the 15th Policy Year. Upon a decrease in Face Amount, we deduct a portion of this charge.
6 We do not assess a transfer charge for the first 12 transfers each Policy
  Year.
7 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                       PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------- --------------------------------------------------------------
                                                                                              AMOUNT DEDUCTED
----------------------------------- --------------------------------- --------------------------------------------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
        CHARGE                        WHEN CHARGE IS DEDUCTED                GUARANTEED CHARGE                  CURRENT CHARGE
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
COST OF INSURANCE:1                 On Policy Date and monthly on     $0.00 - $93.08 per $1,000 of      $0.00 - $22.45 per $1,000 of
   Minimum and Maximum Charge            Policy Processing Day        net amount at risk 2 per month    net amount at risk per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Charge for male and female       On Policy Date and monthly on    $0.07 per $1,000 of net amount   $0.07 per $1,000 of net amount
   Insureds, Joint Equal Age 64,         Policy Processing Day               at risk per month                at risk per month
   in the nonsmoker Premium
   Classes, in the second Policy
   Year
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
INITIAL ADMINISTRATIVE CHARGE 3     On Policy Date and monthly on    $17.50 plus $0.11 per $1,000    $17.50 plus $0.11 per $1,000 on
                                         Policy Processing Day        on the first million of Face       the first million of Face
                                                                      Amount 4                                     Amount 4
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
MONTHLY ADMINISTRATIVE CHARGE      On Policy Date and monthly on     $12 plus $0.03 per $1,000 of     $7.50 plus $0.01 per $1,000 of
                                         Policy Processing Day                  Face Amount                      Face Amount
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
MORTALITY AND EXPENSE RISK                       Daily                  Annual rate of 0.90% of the      Annual rate of 0.75% of the
CHARGE 5                                                               average daily net assets of      average daily net assets of
                                                                          each Subaccount you are          each Subaccount you are
                                                                                invested in                      invested in
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
LOAN INTEREST CHARGE 6                On Policy Anniversary or        Annual rate of 6.00% of the      Annual rate of 6.00% of the
                                    earlier as applicable 7                    loan amount                      loan amount
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- ------------------------------------------------------------------------------------------------
OPTIONAL CHARGES: 8
----------------------------------- ------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Change of Insured Rider                        N/A                              None                              None
----------------------------------- --------------------------------- -------------------------------- -----------------------------

-------------------------

1 Cost of insurance charges vary based on each Insured's Issue Age, sex, Premium Class, Policy Year, and net amount at risk. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.
2 The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.
3 We only deduct the initial administrative charge on the first 12 Policy Processing Days.
4 The initial administrative charge decreases for each million of Face Amount over the first million to $0 on any excess Face Amount over 5 million.
5 The mortality and expense risk charge may be offset by the Special Policy Account Value Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions. (See "Policy Account Values - Special Policy Account Value Credit.")
6 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not be lower than 4.00% annually)). After offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% annually, and after offsetting the 5.50% interest we currently credit to the Loan Account after the first 15 Policy Years, the net cost of loans is 0.50% annually.
7 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the last surviving Insured's death.
8 Charges for the Convertible Term Life Insurance Rider, Disability Waiver Benefit Rider, Four Year Survivorship Term Life Insurance Rider, and Survivorship Additional Insurance Benefit Rider may vary based on each Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and net amount at risk. Charges based on Attained Age may increase as each Insured ages. The Rider charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

------------------------------------------------------------------------------------------------------------------------------------
                                       PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------- --------------------------------------------------------------
                                                                                                AMOUNT DEDUCTED
----------------------------------- --------------------------------- --------------------------------------------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
             CHARGE                     WHEN CHARGE IS DEDUCTED             GUARANTEED CHARGE                  CURRENT CHARGE
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Convertible Term Life              On Rider Policy Date and         $0.09 - $420.82 per $1,000 of   $0.06 - $113.16 per $1,000 of
   Insurance Rider: Minimum and        monthly on Policy Processing   Rider coverage amount per month    Rider coverage amount per
    Maximum Charge                           Day                                                                month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Charge for a female Insured,       On Rider Policy Date and         $0.19 per $1,000 of Rider        $0.13 per $1,000 of Rider
   Attained Age 41, in the          monthly on Policy Processing Day     coverage amount per month        coverage amount per month
   nonsmoker Premium Class
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Disability Waiver Benefit          On Rider Policy Date and       $0.01 - $1.76 per $1,000 net     $0.01 - $1.76 per $1,000 net
   Rider:                           Monthly on Policy Processing Day     amount at risk per month          amount at risk per month
     Minimum and Maximum Charge
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
     Charge for an Insured,         On Rider Policy Date and        $0.01 per $1,000 net amount at    $0.01 per $1,000 net amount at
     Attained Age 41                Monthly on Policy Processing Day          risk per month                    risk per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Final Policy Date Extension                    N/A                              None                              None
   Rider
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Four Year Survivorship Term       On Rider Policy Date and           $0.03 - $2.75 per $1,000 of      $0.03 -$0.15 per $1,000 of
   Life Insurance Rider 1:            Monthly on Policy Processing Day  Rider coverage amount per month   Rider coverage amount per
   Minimum and Maximum Charge                                                                                 month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
  Charge for male and female        On Rider Policy Date and            $0.12 per $1,000 of Rider       $0.03 per $1,000 of Rider
  Insureds, Joint Equal Age 60       Monthly on Policy Processing Day    coverage amount per month       coverage amount per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Guaranteed Minimum Death         On Rider Policy Date and          $0.01 per every $1,000 of Face  $0.01 per every $1,000 of Face
   Benefit Rider                    monthly on Policy Processing Day         Amount per month                  Amount per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Policy Split Option Rider                      N/A                              None                              None
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Survivorship Additional          On Rider Policy Date and          $0.00 - $93.08 per $1,000 of      $0.00 - $20.79 per $1,000 of
   Insurance Benefit Rider:         monthly on Policy Processing Day  Rider coverage amount per     Rider coverage amount per month.
     Minimum and Maximum Charge                                                   month.
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
   Charge for male and              On Rider Policy Date and           $0.01 per $1,000 of Rider        $0.01 per $1,000 of Rider
   female Insureds Joint            monthly on Policy Processing Day   coverage amount per month      coverage amount per month
   Equal Age 55, in the
   preferred Premium
   Classes, in the second
   Policy Year following the
   Rider Policy Date
----------------------------------- --------------------------------- -------------------------------- -----------------------------


The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2003, that a Policy Owner will pay periodically during the time that he or she owns the Policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

---------------------------------------------------------------------------------------- ------------------- -------- --------------
                                                                                              MINIMUM                      MAXIMUM
---------------------------------------------------------------------------------------- ------------------- -------- --------------
---------------------------------------------------------------------------------------- ------------------- -------- --------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio           0.27%            -           4.56%
assets, including management fees, distribution and/or service (12-b-1) fees, and other expenses, as a percentage of average Portfolio assets)

---------------------------------------------------------------------------------------- ------------------- -------- --------------


The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International
  Fund: Class III

o Fidelity VIP Fund - VIP Overseas Portfolio: Initial Class R

o GVIT - Dreyfus GVIT International Value Fund: Class III

o GVIT - Gartmore GVIT Emerging Markets Fund: Class III

-------------------------------------
1 The Four Year Survivorship Term Life Insurance Rider is not available for Policies issued on orafter June 1, 2003.

o GVIT - Gartmore GVIT Global Financial Services Fund: Class III

o GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

o GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III

o GVIT - Gartmore GVIT Global Utilities Fund: Class III

o Janus Aspen Series - Global Technology Portfolio: Service II Shares

o Janus Aspen Series - International Growth Portfolio: Service II Shares

o Oppenheimer  Variable Account Funds - Oppenheimer  Global Securities  Fund/VA:
Class III

o Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R

o Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R

o Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

o Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R


THE POLICY
================================================================================

PURCHASING A POLICY

To purchase a Policy, you must submit a completed Application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by NLACA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers. If you submit your Application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the Application and initial premium from your agent's broker-dealer.

The minimum Initial Face Amount is $100,000.

Generally, the Policy is available for two Insureds, each between the ages of 21 and 85 and with a Joint Equal Age between 25 and 85. We can provide you with details as to our underwriting standards when you apply for a Policy. We reserve the right to modify our minimum Face Amount and underwriting requirements at any time. We must receive Evidence of Insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an Application for any reason permitted by law.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

WHEN INSURANCE COVERAGE TAKES EFFECT

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application. However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid. We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions. The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive. If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved;
(3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

CANCELING A POLICY (FREE LOOK RIGHT)

INITIAL FREE LOOK. You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it. The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

1. The Policy Account Value as of the date we receive the returned Policy, plus

2. Any premium expense charges deducted from Premiums paid, plus

3. Any Monthly Deductions charged against the Policy Account Value, plus

4. An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions. The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).

OWNERSHIP AND BENEFICIARY RIGHTS

The Policy belongs to the Owner named in the Application. While at least one Insured is living, the Owner may exercise all of the rights and options described in the Policy. The Insureds jointly are the Owner unless a different Owner is named in the Application or thereafter changed. After the death of the first Insured, the last surviving Insured is the Owner unless otherwise provided. If the Insureds and Owner are not the same, and the Owner dies while an Insured is still living, ownership rights will vest in the estate of the Owner, unless otherwise provided. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

o to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

o to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

o    to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with these laws.

OTHER POLICIES

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact our Service Center or your agent.

PREMIUMS
================================================================================
MINIMUM INITIAL PREMIUM. No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insureds described in the Application must not have changed.

PREMIUM FLEXIBILITY. When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay Premiums according to any schedule. You have flexibility to determine the frequency and the amount of the Premiums you pay, and you can change the planned periodic premium schedule at any time. If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice.


You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer. If you submit a premium payment to your agent, we will not begin processing the premium until we receive it from your agent's broker-dealer. If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.) You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan. Payment of the planned periodic premiums does not guarantee that the Policy will remain in force. See "Policy Lapse and Reinstatement."


You may not pay any Premiums after the Policy's Final Policy Date. You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice to you. We have the right to limit or refund any premium or portion of a premium if:

1. The premium would disqualify the Policy as a life insurance contract under the Code;

2. The amount you pay is less than the minimum dollar amount allowed (currently $20); or

3. The premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the last surviving Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.


MINIMUM GUARANTEE PREMIUM. The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 Policy Years. Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on each Insured's Issue Age, sex, Premium Class, Face Amount, and Riders. The Minimum Guarantee Premium will increase if you add supplemental benefits to your Policy. The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue. The Minimum Guarantee Premium will not decrease if you decrease the Face Amount. See "Death Benefit - Decreasing the Face Amount."


PREMIUM LIMITATIONS. The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all Premiums paid under a Policy exceed these limits. We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits. If a premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the premium which would make total Premiums equal the maximum amount which may be paid under the Policy. We will notify you of available options with regard to the excess premium. If a satisfactory arrangement is not made, we will refund this excess to you. If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes which affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.

REFUND OF EXCESS PREMIUM FOR MODIFIED ENDOWMENT CONTRACTS. At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice. If you request a refund, we will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. The excess premium paid (including any interest or earnings on the excess premium) will be returned to you. For more information on MECs, see "Federal Tax Considerations."

TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING PREMIUMS

When you apply for a Policy, you must instruct us in the Application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

o Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

o    We will  allocate the net premium as of the  Valuation Day we receive it at
     our  Service   Center   according  to  your  current   premium   allocation
     instructions, unless otherwise specified.

o You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice. Any change in allocation instructions will be effective on the Valuation Day we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

DELAY IN ALLOCATION


Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period. See "The Policy - Canceling a Policy (Free Look Right)." In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application. We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.






POLICY ACCOUNT VALUES
================================================================================

POLICY ACCOUNT VALUE

The Policy Account Value serves as the starting point for calculating values under a Policy.

POLICY ACCOUNT VALUE:   o  equals the sum of all values in the Guaranteed
                           Account, the Loan Account, and in each Subaccount;
                        o  is determined first on the Policy Date and then on
                           each Valuation Day; and
                        o  has no guaranteed minimum amount and may be more or
                           less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY ACCOUNT VALUE.

NET CASH SURRENDER VALUE

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy. We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

NET CASH SURRENDER VALUE AT THE END OF  o the Policy Account Value as of such
ANY VALUATION DAY EQUALS:                 date; MINUS
                                        o any surrender charge as of such date;
                                          MINUS
                                        o any outstanding Indebtedness.

SUBACCOUNT VALUE

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

THE NUMBER OF UNITS IN ANY              o the initial units purchased at the
SUBACCOUNT AT PLUS THE END OF ANY         unit value on the Policy Issue Date;
VALUATION DAY EQUALS:                     PLUS
                                        o units purchased with additional Net
                                          Premiums; PLUS

                                        o units purchased with Special Policy
                                          Account Value Credit (see "Policy
                                          Account Values - Special Policy
                                          Account Value Credit"); PLUS

                                        o units purchased via transfers from
                                          another Subaccount, the Guaranteed
                                          Account, or the Loan Account; MINUS
                                        o units redeemed to pay for Monthly
                                          Deductions; MINUS
                                        o units redeemed to pay for partial
                                          withdrawals; MINUS
                                        o units redeemed as part of a transfer
                                          to another Subaccount, the Guaranteed
                                          Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

UNIT VALUE

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one Valuation Period to the next.

THE UNIT VALUE OF ANY SUBACCOUNT AT THE    o the unit value of the Subaccount on
END OF ANY VALUATION DAY EQUALS:             the immediately preceding Valuation
                                             Day; MULTIPLIED BY
                                           o the net investment factor for that
                                             Subaccount on that Valuation Day.

THE NET INVESTMENT FACTOR:                 o measures the investment performance
                                             of a Subaccount from one Valuation
                                             Period to the next;
                                           o increases to reflect investment
                                             income and capital gains (realized
                                             and unrealized)for the shares of
                                             the underlying Portfolio; and
                                           o decreases to reflect any capital
                                             losses (realized and unrealized)
                                             for the shares of the underlying
                                             Portfolio, as well as the
                                             mortality and expense risk
                                             charge.

GUARANTEED ACCOUNT VALUE

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

THE GUARANTEED ACCOUNT VALUE AT     o the net premium(s) allocated to the
THE END OF ANY VALUATION DAY IS       Guaranteed Account; PLUS
EQUAL TO:                           o any amounts transferred to the Guaranteed
                                      Account (including amounts transferred
                                      from the Loan Account); PLUS
                                    o interest credited to the Guaranteed
                                      Account; MINUS
                                    o amounts deducted to pay for Monthly
                                      Deductions; MINUS
                                    o amounts withdrawn from the Guaranteed
                                      Account; MINUS
                                    o amounts transferred from the Guaranteed
                                      Account to a Subaccount or to the Loan
                                      Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

o for amounts in the Guaranteed Account for the entire Policy month - interest will be credited from the beginning to the end of the Policy month;
o for amounts allocated to the Guaranteed Account during the prior Policy month - interest will be credited from the date the net premium or loan repayment is allocated to the end of the Policy month;
o for amounts transferred to the Guaranteed Account during the prior Policy month - interest will be credited from the date of the transfer to the end of the Policy month;
o for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month - interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal.


SPECIAL POLICY ACCOUNT VALUE CREDIT

The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account value equals or exceeds $500,000.


SPECIAL POLICY ACCOUNT VALUE CREDIT  o  0.03% (0.36% annually) MULTIPLIED BY
IS EQUAL TO:                         o  the Policy Account Value in the
                                        Subaccounts.


The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.

DEATH BENEFIT
================================================================================

INSURANCE PROCEEDS

As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of both Insureds' deaths. We may require you to return the Policy. We will pay the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary dies before the last surviving Insured, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate. See "Death Benefit - Settlement Options."


INSURANCE PROCEEDS EQUAL:   o  the death benefit (described below); PLUS
                            o  any additional insurance provided by Rider; MINUS
                            o  any unpaid Monthly Deductions; MINUS
                            o  any outstanding Indebtedness.


If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving Insured's death to the date we make payment.

A decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

DEATH BENEFIT OPTIONS

In the Application, you may choose between two death benefit options: Option A and Option B. We calculate the amount available under each death benefit option as of the date of the last surviving Insured's death. Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value. See "Policy Lapse and Reinstatement."

The death benefit under OPTION A is     o the Face Amount; OR
the greater of:                         o the Policy Account Value
                                          (determined as of the date of
                                          the last surviving Insured's
                                          death if this day is a Valuation
                                          Day; otherwise on the Valuation
                                          Day next following the date of
                                          the last surviving Insured's
                                          death) multiplied by the
                                          applicable percentage listed in
                                          the table below.

The death benefit under OPTION B is     o the Face Amount PLUS the Policy
the greater of:                           Account Value (determined as of the
                                          date of last surviving Insured's death
                                          if this day is a Valuation Day;
                                          otherwise on the Valuation Day next
                                          following the date of the last
                                          surviving Insured's death); OR

                                        o the Policy Account Value (determined
                                          as of the date of the last surviving
                                          Insured's death if this day is a
                                          Valuation Day; otherwise on the
                                          Valuation Day next following the
                                          date of the last surviving
                                          Insured's death) multiplied by
                                          the applicable percentage listed
                                          in the table below.

  ATTAINED AGE OF THE                    ATTAINED AGE OF THE
    YOUNGER INSURED      PERCENTAGE        YOUNGER INSURED         PERCENTAGE
    ---------------      ----------        ---------------         ----------
      40 and under          250%                 60                   130%
           45               215%                 65                   120%
           50               185%                 70                   115%
           55               150%            75 through 90             105%
                                            95 through 99             100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B. If you are satisfied with the amount of the Insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

o Under Option A, the death benefit will vary with the Policy Account Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

o Under Option B, the death benefit will always vary with the Policy Account Value.

CHANGING DEATH BENEFIT OPTIONS

After the first Policy Year, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force. Changing the death benefit option may result in a change in Face Amount. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options.

DECREASING THE FACE AMOUNT

You select the Face Amount when you apply for the Policy. After the first Policy Year, you may decrease the Face Amount subject to the conditions described below. (Decreases are not allowed for policies issued in Virginia.) We may require you to return your Policy to make a decrease. Decreasing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

o You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000.

o Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

o Decreasing the Face Amount may result in a surrender charge which will reduce Policy Account Value.

o A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the Initial Face Amount.

o We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

o Decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless you have elected the Guaranteed Minimum Death Benefit Rider.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and Surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Service Center.

SURRENDERS AND PARTIAL WITHDRAWALS
================================================================================
SURRENDERS

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

o You must complete and sign our Surrender form and send it to us at our Service Center. You may obtain the Surrender form by calling us at (800) 688-5177.

o At least one Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

o If you Surrender your Policy during the first 15 Policy Years, you will incur a surrender charge. See "Charges and Deductions - Surrender Charges."

o Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

o We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed Surrender form unless you request other arrangements. We may postpone payment of Surrenders under certain conditions.

o A Surrender may have tax consequences. See "Federal Tax Considerations - Tax Treatment of Policy Benefits."

PARTIAL WITHDRAWALS

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions. We will process each partial withdrawal at the unit values next determined after we receive your request. We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request. We may postpone payment of partial withdrawals under certain conditions.

RULES FOR PARTIAL WITHDRAWALS

o You must request at least $1,500.
o For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value. See "Charges and Deductions - Partial Withdrawal Charge."
o At least one Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.
o You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account. If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).
o You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

EFFECT OF PARTIAL WITHDRAWALS
o A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions - Monthly Deduction")).
o If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge).
o If you purchased the Survivorship Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount and then the Rider coverage amount.
o If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.
o A partial withdrawal may have tax consequences. See "Federal Tax Considerations - Tax Treatment of Policy Benefits."

TRANSFERS
================================================================================
You may make transfers between and among the Subaccounts and the Guaranteed Account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request. The following features apply to transfers under the Policy:

o You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

o We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Some transfers do NOT count as transfers for the purpose of assessing the transfer charge (see below).

o We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" below).

o We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.
o We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request. The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.


DISRUPTIVE TRADING

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners. Short-term trading can result in:
o the dilution of the value of Policy Owners' interests in the Portfolio;
o Portfolio managers taking actions that negatively impact performance
  (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
o increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.

REDEMPTION FEES. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. MAIL RESTRICTIONS. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:


------------------------------------- ------------------------------------------

Trading Behavior                      Our Response

------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------

6 or more transfers in one calendar   We will mail a letter to the Policy Owner
quarter                               notifying them that:
                                        (1)      they have been identified
                                                 as engaging in harmful
                                                 trading practices; and
                                        (2)      if their transfers exceed
                                                 11 in 2 consecutive
                                                 calendar quarters or 20
                                                 in one calendar year, the
                                                 Policy Owner will be
                                                 limited to submitting
                                                 transfer requests via
                                                 U.S. mail.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More than 11 transfers in 2           We will automatically limit the Policy
consecutive calendar quarters         Owner to submitting transfer requests
OR                                    via U.S. mail.
More than 20 transfers in one
calendar year

--------------------------------------------- ----------------------------------


Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

MANAGERS OF MULTIPLE POLICIES. Some investment advisers/representatives manage the assets of multiple NLACA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

OTHER RESTRICTIONS. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).


DOLLAR COST AVERAGING


You may elect to participate in a dollar cost averaging program in the Application or by completing an election form. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. There is no additional charge for dollar cost averaging. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you. Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.


AUTOMATIC ASSET REBALANCING


We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy Account Value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses. Policy Account Value in the Guaranteed Account is not available for this program. There is no additional charge for the automatic asset rebalancing program. We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.


ADDITIONAL TRANSFER RIGHTS


SPECIAL TRANSFER RIGHT. At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

CHANGE IN SUBACCOUNT INVESTMENT POLICY. If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account. We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee. However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.



LOANS

================================================================================


While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan. You may increase your risk of Lapse if you take a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

LOAN CONDITIONS:

o  The MINIMUM LOAN you may take is $500.
o The MAXIMUM LOAN you may take is the Net Cash Surrender Value on the date of the loan.

o To secure the loan, we transfer an amount as collateral to the Loan Account. This amount is equal tothe amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary). You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account. However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value. Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

o  We charge you 6% interest per year (charged interest rate) on your loan.
o Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate). We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account. We currently credit 4.5% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.
o You may repay all or part of your Indebtedness at any time while at least one Insured is alive and the Policy is in force. Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.
o While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)
o A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the last surviving Insured's death.

o If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period. See "Policy Lapse and Reinstatement."
o We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.


There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes. A loan may also have possible adverse tax consequences that could occur if a Policy Lapses with loans outstanding. See "Policy Lapse and Reinstatement." In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The Owner of such a Policy should seek competent advice before requesting a Policy loan.


TELEPHONE, FAX, AND E-MAIL REQUESTS
================================================================================

In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

o You must complete and sign our telephone, fax, or e-mail request form and send it to us. You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, and e-mail.

o You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests (subject to our disruptive trading policies).

o We will employ reasonable procedures to confirm that instructions are genuine.
o If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
o These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.
o We reserve the right to suspend telephone, fax and/or e-mail instructions at any time for any class of policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

POLICY LAPSE AND REINSTATEMENT
================================================================================
LAPSE

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges. If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will NOT Lapse:

1. During the first 5 Policy Years, if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;
2. If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or
3. If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

If your Policy enters a Grace Period, we will mail a notice to your last known address. The 61-day Grace Period begins on the date of the notice. The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits. You may reinstate a lapsed

Policy if you meet certain requirements. If the last surviving Insured dies during the Grace Period, we will pay the Insurance Proceeds.

REINSTATEMENT

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both Insureds are alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

1. A Written Notice requesting reinstatement;

2. Evidence of Insurability we deem satisfactory; and

3. Payment of sufficient premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your application for reinstatement. The reinstated Policy will have the same Policy Date as it had prior to the Lapse. Upon reinstatement, the Policy Account Value will be based upon the premium paid to reinstate the Policy.

THE COMPANY AND THE GUARANTEED ACCOUNT
================================================================================
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA

We are a stock life insurance company. Our corporate headquarters are located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

THE GUARANTEED ACCOUNT

The Guaranteed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account. We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%. The principal, after charges and deductions, is also guaranteed. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates. For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year. At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date). We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year. You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

WE HAVE NOT REGISTERED THE GUARANTEED ACCOUNT WITH THE SEC, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS
================================================================================
THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established under Delaware law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.


We have divided the Separate Account into Subaccounts that may invest in shares of one of the Portfolios available under the Policy. The Subaccounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.


Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Separate Account assets are held separate from our other assets and are not part of our general account. We may not use the Separate

Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

We reserve the right to make structural and operational changes affecting the Separate Account. See "Addition, Deletion, or Substitution of Investments," below.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios. Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.


Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.


In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under
Section 401 of the Code. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3. Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time in our discretion;

4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.


The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Policy Owners will receive notice of any such changes that affect their Policy. Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

CHARGES AND DEDUCTIONS
================================================================================
We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

SERVICES AND BENEFITS WE PROVIDE:   o  the death benefit, cash, and loan
                                       benefits under the Policy
                                    o  investment options, including premium
                                       allocations
                                    o  administration of elective options
                                    o  the distribution of reports to Owners
COSTS AND EXPENSES WE INCUR:        o  costs associated with processing and
                                       underwriting Applications, and with
                                       issuing and administering the Policy
                                       (including any Riders)
                                    o  overhead and other expenses for providing
                                       services and benefits
                                    o  sales and marketing expenses
                                    o  other costs of doing business, such as
                                       collecting Premiums, maintaining
                                       records, processing claims, effecting
                                       transactions, and paying federal, state, and local premium and other taxes and fees

                                    o  redemption fees assessed by certain
                                       Portfolios

RISK WE ASSUME:                     o  that the cost of insurance charges we may
                                       deduct are insufficient to meet our
                                       actual claims because Insureds die sooner than we estimate
                                    o  that the costs of providing the services
                                       and benefits under the Policies
                                       exceed the charges we deduct

PREMIUM EXPENSE CHARGE


Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes. We credit the remaining amount (the Net Premium) to your Policy Account Value according to your allocation instructions. The premium expense charge consists of:


Premium Tax Charge: for state and local premium taxes based on the rate for the Insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. (Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.) No premium tax charge is deducted in jurisdictions that impose no premium tax.

Percent of Premium Charge: equal to 6% of each premium payment in the first 15 Policy Years and 1.5% of each premium payment thereafter. We collect this charge to compensate us partially for federal taxes and the cost of selling the Policy. We may increase this charge to a maximum of 6% of each premium payment.

The premium expense charge is a percentage of each premium payment. This means that the greater the amount and frequency of premium payments you make (particularly during the first 15 Policy Years), the greater the amount of the premium expense charge we will assess.

MONTHLY DEDUCTION


We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage. We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of application, or as later changed by Written Notice. If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day). Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month to month, the Monthly Deduction will also vary.


If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date. On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value. The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions. We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.


The Monthly Deduction has 4 components:

o  the cost of insurance charge;
o  the monthly administrative charge;
o  the initial administrative charge (for the first 12 Policy Processing Days);
   and
o  charges for any Riders (as specified in the applicable Rider(s)).


COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (Issue Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day. Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.


COST OF INSURANCE CHARGE:  The cost of insurance charge is equal to:
                           o  the monthly cost of insurance rate; MULTIPLIED BY
                           o the net amount at risk for your Policy on the Policy Processing Day.


                           The net amount at risk is equal to:
                           o  the death benefit on the Policy Processing Day;
                              MINUS
                           o the Policy Account Value on the Policy Processing Day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit Rider. Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under the Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk. The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of insurance rates. We base the cost of insurance rates on each Insured's Issue Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each Insured's Issue Age, sex, and Premium Class. Any change in the cost of insurance rates will apply to all pairs of Insureds of the same Issue Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class. The Premium Class of each Insured will affect the cost of insurance rates. We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insureds. We currently place Insureds into one of three standard classes - preferred, nonsmoker, and smoker - or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.


MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of Face Amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge may be increased but will not exceed $12 plus $.03 per $1,000 of Face Amount per month.


INITIAL ADMINISTRATIVE CHARGE. On the first 12 Policy Processing Days, we deduct an initial administrative charge for Policy issue costs.

The initial administration charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

                 $0.11 per $1,000 on the first million of Face Amount $0.09 per $1,000 on the next million of Face Amount $0.07 per $1,000 on the next million of Face Amount $0.05 per $1,000 on the next million of Face Amount $0.03 per $1,000 on the next million of Face Amount $0 on the excess Face Amount over $5 million

CHARGES FOR RIDERS. The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider. For example, if you elect the Guaranteed Minimum Death Benefit Rider, we deduct a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate us for costs associated with providing the guaranteed death benefit.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume. The mortality risk is that the Insureds will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.


This charge is currently equal to:

o  the assets in each Subaccount; MULTIPLIED BY

o 0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We may increase this charge to a maximum annual rate of 0.90%. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.


In certain situations, a portion of the mortality and expense risk charge may be offset by the Special Policy Account Value Credit. See "Policy Account Values - Special Policy Account Value Credit."


SURRENDER CHARGES

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

SURRENDER CHARGE. If your Policy Lapses or you fully Surrender your Policy during the first 15 Policy Years, we deduct a surrender charge from your Policy Account Value and pay the remaining amount (less any outstanding Indebtedness) to you. The payment you receive is called the Net Cash Surrender Value. This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

                                                               CHARGE PER
                                                             $1,000 OF FACE
     POLICY YEAR(S)                                              AMOUNT
                                                            ------------------
                                                            ------------------
     1-11...............................................          $5.00
     12.................................................          $4.00
     13.................................................          $3.00
     14.................................................          $2.00
     15.................................................          $1.00
     16+................................................          $-0-

2. Deferred Sales Charge: this charge equals the lesser of A or B (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

     a = 30% of all Premiums paid to the date of Surrender or Lapse; or b = the following percentage of Target Premium:

                                    % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                                 POLICY YEARS
     JOINT EQUAL AGE         1-11     12     13     14      15      16
     ---------------         ----     --     --     --      --      --
     25-71.................   60%    48%     36%    24%     12%     0%
     72-73.................   50      40     30     20      10       0
     74-75.................   40      32     24     16       8       0
     76-78.................   30      24     18     12       6       0
     79-83.................   20      16     12      8       4       0
     84-85.................   10      8       6      4       2       0

DECREASE IN FACE AMOUNT. In the event of a decrease in Face Amount before the end of the 15th Policy Year, we deduct a charge that is a portion of the surrender charge.

o We determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge.
o We will deduct the surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge will be reduced by the amount deducted.
o Where a decrease causes a partial reduction in the Face Amount, we will deduct a proportionate share of the surrender charge.
o We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The surrender charge varies based on each Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount. The Target Premium varies based on each Insured's Issue Age and Face Amount, and the maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount. Your Policy's specifications page indicates the surrender charges applicable to your Policy.

THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THIS CHARGE BEFORE YOU REQUEST A SURRENDER OR DECREASE IN FACE AMOUNT. Under some circumstances the level of surrender charges might result in no Net Cash Surrender Value available.

PARTIAL WITHDRAWAL CHARGE

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value. For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value. This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations which may be required because of the partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

o We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers. We deduct the transfer charge from the amount being transferred.

o For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

o Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.


SHORT-TERM TRADING FEES

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio's assets. Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner's sub-account value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by us or the Variable Account.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

o    Policy loans or surrenders; or

o    payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.


LOAN INTEREST CHARGE

Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. We charge an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually). Moreover:

o after offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% (annually); and

o after offsetting the 5.50% interest we currently credit to the Loan Account after the 15th Policy Anniversary, the net cost of loans is 0.50% (annually).

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. For further information, consult the Portfolios' prospectuses.

FEDERAL TAX CONSIDERATIONS

================================================================================


The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. In particular, there is some uncertainty regarding the federal tax treatment of survivorship life insurance policies. We anticipate that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate Premiums and Policy Account Values, as well as the number of Subaccounts, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the Beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs, with less favorable tax treatment than other life insurance contracts. Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium. Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

o All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

o Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

o A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

POLICY LOANS. In general, interest you pay on a loan from a Policy will not be deductible. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

TAXATION OF POLICY SPLIT. The Policy Split Option Rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint Insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy Split Option Rider, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. The IRS has also recently issued new guidance on split dollar insurance plans. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

TAX SHELTER REGULATIONS. Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

ALTERNATIVE MINIMUM TAX. There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the Policy beyond the younger Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the younger Insured's 100th year.

OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not taxable.

However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(B) ARRANGEMENTS. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

FOREIGN TAX CREDITS. To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

SUPPLEMENTAL BENEFITS AND RIDERS. A discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy, can be found in the SAI.

SPLIT DOLLAR ARRANGEMENTS
================================================================================
You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties. There are different ways of allocating these rights. For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount which he would have been entitled to receive upon Surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

NEW GUIDANCE ON SPLIT DOLLAR ARRANGEMENTS. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

SUPPLEMENTAL BENEFITS AND RIDERS
================================================================================

The following Riders offering supplemental benefits are available under the Policy. Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued. We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction. (See the Fee Table for more information concerning Rider expenses.)

Your agent can help you determine whether any of the Riders are suitable for you. For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider, or the Survivorship Additional Insurance Benefit Rider. Even though the death benefit coverage may be the same
(regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders. The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums, (d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy. You should carefully evaluate all of these factors and discuss all of your options with your agent. For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders. These Riders may not be available in all states. Please contact us for further details.

We currently offer the following Riders under the Policy:

o Change of Insured Rider;

o Convertible Term Life Insurance Rider;

o Disability Waiver Benefit Rider;

o Final Policy Date Extension Rider;

o Guaranteed Minimum Death Benefit Rider;

o Policy Split Option Rider; and

o Survivorship Additional Insurance Benefit Rider.

SALE OF THE POLICIES
================================================================================


The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers. 1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the NASD. 1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of Nationwide Life Insurance Company of America (our parent company). 1717 received $21,289,040, $24,720,887, and $31,829,824 during 2003, 2002 and 2001, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLACA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years. We decide the insurance underwriting, the determination of Premium Class, and whether to accept or reject an Application. 1717 also may reject an Application if the Policy applied for is unsuitable.


More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.


POLICY PRICING

We make many assumptions and account for many economic and financial factors in establishing the Policy's fees and charges. Policy charges are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the Policy exceed the deductions we make during the early stages of Policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial product. Accordingly, we have designed the Policy with features and underlying investment options that we believe support and encourage long-term ownership. The Fee Table earlier in this prospectus sets out the costs you will incur when you purchase and own the Policy. Following is a brief discussion describing how we use some of those charges to distribute the Policy and how some of the underlying investment options pay us for services we provide to them. You should consider these factors in conjunction with any other advice you may receive with respect to the Policy.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy. During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year. In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two. Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

REVENUE FROM PORTFOLIOS. The Portfolios incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all Policy Owners, it serves as a single shareholder. By processing aggregated Policy Owner transactions, we relieve the Portfolio of the expense of processing individual Policy Owner transactions. We also pay the costs of selling the Policy (as outlined above), which benefits the Portfolios by allowing Policy Owners to purchase interests in the Sub-Accounts that
correspond  to  the   Portfolios.   We  perform  all  of  the   accounting   and
record-keeping for the Sub-Accounts, and pay any processing costs associated with the purchase and redemption of interests in the Sub-Accounts. The Portfolios understand and acknowledge that, in performing these functions and incurring these costs, we provide a valuable service to the Portfolios. Accordingly, the Portfolios pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be paid pursuant to service/administration agreements between the Portfolio adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

When we determined the charges for the Policy, we considered the amount of these payments. Without these payments, charges would be higher. We only offer investment options as Portfolios under the Policy if they make these payments.


STATE VARIATIONS

================================================================================


Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your actual policy and any endorsements or Riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and Riders, if any, contact our Service Center.

LEGAL PROCEEDINGS
================================================================================


NLACA and/or its parent company, Nationwide Life Insurance Company of America ("NLICA"), are a party to litigation and arbitration proceedings in the ordinary course of their business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

NLICA is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action challenged the plan of Provident Mutual Life Insurance Company ("Provident") to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with NLICA.

NLICA is a nominal defendant in a derivative suit filed on or about July 10, 2000 entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss. Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. The deadline for objections was extended until January 20, 2003. The court made its ruling and NLICA paid the plaintiffs' legal fees and expenses. One objector has filed an appeal from the ruling. On December 2, 2003 the parties signed a stipulation discontinuing the appeal of this case with prejudice.

NLICA is a nominal defendant in a derivative suit entitled Chartener v. Provident Mutual Life Insurance Company, et. al. The plaintiff seeks to represent similarly situated policyholders and claims that the former officers and directors of Provident violated their fiduciary duties and the Pennsylvania Mutual-to-Stock Conversion Act because the fees paid to them as a result of the demutualization of Provident were allegedly excessive and wasteful. On October 21, 2003 the court granted NLICA's motion to stay for a period of 180 days. By Order dated December 29, 2003, the Court lifted the stay at the request of the parties in light of the dismissal of the appeal in the Butler and Smith actions. After supplemental briefing, the Court will consider the motion to dismiss the Chartener action previously submitted by the defendants.

There can be no assurance that any such litigation will not have a material adverse effect on NLACA or NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.


FINANCIAL STATEMENTS

================================================================================


Our financial statements and the financial statements of the Separate Account are contained in the SAI. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

GLOSSARY
================================================================================

APPLICATION
The Application you must complete to purchase a Policy plus all forms required by us or applicable law.

ATTAINED AGE
The Issue Age for each Insured plus the number of full Policy Years since the Policy Date.

BENEFICIARY
The person(s) you select to receive the Insurance Proceeds from the Policy.

CODE
The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR, NLACA)

Nationwide Life and Annuity Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

EVIDENCE OF INSURABILITY
Medical records or other documentation that we may require to satisfy our underwriting standards. We may require different and/or additional evidence depending on the Insureds' Premium Classes; for example, we generally require more documentation for Insureds in classes with extra ratings. We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than to reinstate a Policy.

FACE AMOUNT
The dollar amount of insurance selected by the Owner. The Face Amount may be decreased after issue, subject to certain conditions. The Face Amount is a factor in determining the death benefit and surrender charges.

FINAL POLICY DATE
The Policy Anniversary nearest the younger Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Subject to state availability, you may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.


FREE LOOK PERIOD

The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the Free Look Period varies by state.

FUND

An investment company that is registered with the SEC. The Policy allows you to invest in certain Portfolios of the Funds that are listed earlier in this prospectus.


GRACE PERIOD
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

GUARANTEED ACCOUNT
Part of our general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest. INDEBTEDNESS The total amount of all outstanding Policy loans, including both principal and interest due.

INITIAL FACE AMOUNT
The Face Amount on the Policy Issue Date.

INSURANCE PROCEEDS
The amount we pay to the Beneficiary when we receive due proof of the last surviving Insured's death. We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

INSUREDS
The persons whose lives are Insured by the Policy.

ISSUE AGE
The age of each Insured at his or her birthday nearest the Policy Date.

JOINT EQUAL AGE
An age aligned to the two Insureds which NLACA actuarially determines based on the Issue Age of each Insured.

LAPSE
When your Policy terminates without value after a Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

LOAN ACCOUNT
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

MINIMUM GUARANTEE PREMIUM
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years. It is equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the number of months since the Policy Date (including the current month) DIVIDED by 12.

MINIMUM INITIAL PREMIUM
An amount equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

MONTHLY DEDUCTION
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day. The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

NET CASH SURRENDER VALUE
The amount we pay when you Surrender your Policy. It is equal to: (1) the Policy Account Value as of the date of Surrender; MINUS (2) any surrender charge; MINUS
(3) any Indebtedness.

NET PREMIUMS
Premiums less the premium expense charge.

OWNER (YOU, YOUR)
The person entitled to exercise all rights as Owner under the Policy.

POLICY ACCOUNT VALUE
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.

POLICY DATE
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years. The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by us and the proposed Insureds. The Policy Date may not be more than 6 months prior to the Policy Issue Date.

POLICY ISSUE DATE
The date on which the Policy is issued. It is used to measure suicide and contestable periods.

POLICY PROCESSING DAY
This is the same day as the Policy Date in each successive month. If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day. On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO
A separate investment Portfolio of a Fund. Each Subaccount invests exclusively in one Portfolio of a Fund.

PREMIUM CLASS
The classification of the Insureds for cost of insurance purposes. The standard classes are: smoker, nonsmoker, and preferred. We also have classes with extra ratings.

PREMIUMS
All payments you make under the Policy other than repayments of Indebtedness.

RIDER
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A Rider that is added to the Policy becomes part of the Policy.

SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. You may obtain a copy of the SAI by writing or calling us at our Service Center.

SEPARATE ACCOUNT
Nationwide Provident VLI Separate Account A. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

SERVICE CENTER
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of Nationwide Provident VLI Separate Account A. We invest each Subaccount's assets exclusively in shares of one Portfolio.

SURRENDER
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

TARGET PREMIUM
An amount of premium payments, based on the Initial Face Amount and Joint Equal Age of the Insureds, used to compute surrender charges.

VALUATION DAY
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing to the close of business on the next Valuation Day.

WRITTEN NOTICE OR REQUEST
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy. To be complete, each Written Notice or Request must: (1) be in a form we accept;
(2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

APPENDIX A: PORTFOLIO INFORMATION

================================================================================

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

           Please refer to the prospectus for each Portfolio for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES


------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


THE ALGER AMERICAN FUND - ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O
SHARES This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fred Alger Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

------------------------------------------------ -----------------------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS A
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------



AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match performance of the S&P Small Cap 600 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximum capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: PRIMARY SHARES
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: PRIMARY SHARES
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL
CLASS This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL
CLASS Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).






FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO:
INITIAL CLASS This Portfolio is only available in Policies issued before May 1,
2003.

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN
SECURITIES FUND: CLASS 1 Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, Inc

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS
IV Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Federated Investment Counseling

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS I Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS III This Portfolio is only available in Policies issued before May
1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND:
CLASS I Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Effective May 1, 2004, this
Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS
III This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS IV
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT EQUITY 500 INDEX FUND: CLASS IV This
Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     SsgA Funds Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partner, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS IV
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Morgan Stanley Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average total return.

------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Enhanced Investment Technologies, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth and future income.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Highest available current income.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS
I This Portfolio is only available in Policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------




NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO This
Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA:
INITIAL CLASS Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB Effective
May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Strong Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG MID CAP GROWTH FUND II: INVESTOR CLASS
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Strong Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------




VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------


Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: CLASS R
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL
CLASS Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment                                       Objective: To maximize return
                                                 by investing in equity
                                                 securities of domestic and
                                                 foreign companies that own
                                                 significant real estate assets
                                                 or that principally are engaged
                                                 in the real estate industry.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: CLASS R
This Portfolio is only available in Policies issued before May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment                                       Objective: To maximize return
                                                 by investing in equity
                                                 securities of domestic and
                                                 foreign companies that own
                                                 significant real estate assets
                                                 or that principally are engaged
                                                 in the real estate industry.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above-average total return.

------------------------------------------------ -----------------------------------------------------------------------------------






VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
Effective May 1, 2004, this Portfolio is not available for transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average current income and long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


To learn more about the Policy, you should read the SAI dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of death benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to us at our Service Center.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

Investment Company Act of 1940 Registration File No.  811-8722

                            SURVIVOR OPTIONS PREMIER
                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
                                  (Registrant)
                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                                   (Depositor)

                           MAIN ADMINISTRATIVE OFFICE
                           1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                                 (610) 407-1717

                                 SERVICE CENTER:
                              300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 (800) 688-5177

                       STATEMENT OF ADDITIONAL INFORMATION
              INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
                         VARIABLE LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium adjustable survivorship variable life insurance policy (the "Policy") offered by Nationwide Life and Annuity Company of America ("NLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2004 and the prospectuses for the Portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2004.


STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
===============================================================================

ADDITIONAL POLICY INFORMATION.................................
   The Policy
   Temporary Insurance Coverage
   Our Right to Contest the Policy
   Misstatement of Age or Sex
   Suicide Exclusion
   Assignment
   The Beneficiary
   More Information on Ownership Rights
   Changing Death Benefit Options
   Premium Classes
   Loan Interest
   Effect of Policy Loans
   Delays in Payments We Make
   Dollar Cost Averaging
   Automatic Asset Rebalancing
   Charge Discounts for Sales to Certain Policies
   Payment of Policy Benefits
   Policy Termination

SUPPLEMENTAL BENEFITS AND RIDERS..............................
   Survivorship Additional Insurance Benefit Rider
   Policy Split Option Rider
   Other Riders

ILLUSTRATIONS.................................................

PERFORMANCE DATA..............................................

   Rating Agencies
   Money Market Yields
   Historical Performance of the Subaccounts


STANDARD & POOR'S.............................................

ADDITIONAL INFORMATION........................................
   IMSA
   Potential Conflicts of Interest
   Safekeeping of Account Assets
   Reports to Owners
   Records
   Experts
   Additional Information about the Company
   Additional Information about the Separate Account
   Other Information
   Financial Statements

ADDITIONAL POLICY INFORMATION
================================================================================

                                   THE POLICY

The Policy, Application(s), Policy's specification page, and any Riders are the entire contract. Only statements made in the Applications can be used to void the Policy or to deny a claim. We assume that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state. The Policy is not eligible for dividends and is non-participating.

                          TEMPORARY INSURANCE COVERAGE

Before full insurance coverage takes effect, you may receive temporary insurance coverage (subject to our underwriting rules and Policy conditions) if:

1. You answer "no" to the health questions in the temporary insurance agreement;

2. You pay the Minimum Initial Premium when the Application is signed; and

3. The Application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement. Temporary insurance coverage shall not exceed the lesser of:
1. The Face Amount applied for, including term insurance Riders; or

2. $500,000.

If we do not approve your Application, we will make a full refund of the initial premium paid with the Application.

Temporary life insurance coverage is void if the Application contains any material misrepresentation. Benefits will also be denied if any proposed Insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

o  5 days from the date we mail you notification of termination of coverage; or

o  the date that full insurance coverage takes effect under the Policy; or

o  the date a policy, other than the Policy applied for, is offered to you; or

o  the 90th day from the date of the temporary agreement.

                         OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insureds in the Application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each Insured's lifetime for 2 years from the Policy Issue Date. Likewise, we will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each Insured's lifetime.

                           MISSTATEMENT OF AGE OR SEX

If either Insured's Issue Age or sex was stated incorrectly in the Application, we will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction. No adjustment will be made to the Policy Account Value.

                                SUICIDE EXCLUSION

The Policy will terminate and our liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid if:

(a) both Insureds commit suicide, while sane or insane, within 2 years of the Policy Issue Date (except where state law requires a shorter period) and within 90 days of each other; or

(b) the last surviving Insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the Insureds to die; or

(c) the last surviving Insured lives for more than 90 days beyond the date that the first Insured's death occurred by suicide and does not exchange the Policy as described below.

During the 90 day period following the date that the first Insured dies by suicide, the surviving Insured may exchange the Policy, without Evidence of Insurability, for a permanent life policy issued by us on the life of the surviving Insured. The Policy Issue Date for the new policy will be the 91st day after the date of the first Insured's death. In the event that one of the Insureds commits suicide within 2 years of the Policy Issue Date and the surviving Insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If an Insured commits suicide within 2 years of the Policy Issue Date (or shorter period required by state law) and the surviving Insured dies, other than by suicide, within 90 days of the date of the first death, we will pay the Insurance Proceeds to the Beneficiary.

Certain states may require suicide exclusion provisions that differ from those stated here.

                                   ASSIGNMENT

You may assign the Policy but we will not be bound by any assignment unless it is in writing and we have received it at our Service Center. Your rights and those of any other person referred to in the Policy will be subject to the assignment. We assume no responsibility for the validity of any assignments.

                                 THE BENEFICIARY

The Beneficiary is entitled to the Insurance Proceeds under the Policy. The Beneficiary is as stated in the Application, unless later changed. When a Beneficiary is designated, any relationship shown is to the Insureds, unless otherwise stated. If two or more persons are named, those surviving both Insureds will share the Insurance Proceeds equally, unless otherwise stated. If none of the persons named survives both Insureds, we will pay the Insurance Proceeds in one sum to the estate of the last surviving Insured to die.

                      MORE INFORMATION ON OWNERSHIP RIGHTS

You, as the Owner, may exercise certain rights under the Policy, including the following:

SELECTING AND CHANGING THE BENEFICIARY

o You designate the Beneficiary (the person to receive the Insurance Proceeds when the last surviving Insured dies) in the Application.

o You may designate more than one Beneficiary. If you designate more than one Beneficiary, then each Beneficiary that survives both Insureds shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.

o If there is not a designated Beneficiary surviving at the last surviving Insured's death, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.

o You can change the Beneficiary by providing us with Written Notice while at least one Insured is living.

o The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the notice.

o We are not liable for any payment or other actions we take before we receive your Written Notice.

o A Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.

CHANGING THE OWNER

o You may change the Owner by providing a Written Notice to us at any time while at least one Insured is alive.

o The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the request.

o We are not liable for any payment or other actions we take before we receive your Written Notice.

o Changing the Owner does not automatically change the Beneficiary or the Insureds.

o Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

ASSIGNING THE POLICY

o You may assign Policy rights while at least one Insured is alive by submitting Written Notice to us at our Service Center.

o Your interests and the interests of any Beneficiary or other person will be subject to any assignment.

o    You retain any ownership rights that are not assigned.

o    Assignments are subject to any Policy loan.


o    We are not:

     o bound by any assignment unless we receive a Written Notice of the assignment;

     o responsible for the validity of any assignment or determining the extent of an assignee's interest; or

     o liable for any payment we make before we receive Written Notice of the assignment.

o Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

                         CHANGING DEATH BENEFIT OPTIONS

The following rules apply to any change in death benefit options:

 o You must submit a Written Request for any change in death benefit options.
 o We may require you to return your Policy to make a change.
 o The effective date of the change in death benefit option will be the Policy Processing Day on or following the date when we approve your request for a change.

If you change from Option A to Option B:

o We will first decrease the Face Amount by the Policy Account Value on the effective date of the change.

o    The death benefit will NOT change on the effective date of the change.

o The net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).

o If the Face Amount would be reduced to less than the minimum Initial Face Amount, then we will not allow the change in death benefit option.

If you change from Option B to Option A:

o The Face Amount will be increased by the Policy Account Value on the effective date of the change.

o    The death benefit will NOT change on the effective date of the change.

o Unless the death benefit is based on the applicable percentage of Policy Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

                                 PREMIUM CLASSES

We currently place each Insured into one of three standard Premium Classes - preferred, nonsmoker, and smoker - or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.

o Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

o Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

o Premium classes with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates. We may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness. We also may place an Insured into a Premium Class with permanent extra ratings.

                                  LOAN INTEREST

CHARGED LOAN INTEREST. Interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on your written instructions. If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.

EARNED LOAN INTEREST. We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

                             EFFECT OF POLICY LOANS

A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness. Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.

                           DELAYS IN PAYMENTS WE MAKE

We usually pay the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within 7 days after we receive all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death. However, we can postpone these payments if:

o the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); OR

o the SEC permits, by an order, the postponement of any payment for the protection of Owners; OR

o the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request. We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until the check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

                              DOLLAR COST AVERAGING

If you elect the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected. You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

          DOLLAR COST AVERAGING PERIOD              MINIMUM AMOUNT
          ----------------------------              --------------
                    6 months                            $3,000
                   12 months                            $6,000
                   18 months                            $9,000
                   24 months                           $12,000
                   30 months                           $15,000
                   36 months                           $18,000

If you have elected dollar cost averaging, the program will start on the first Policy Processing Day after the later of:

1.   The Policy Date;

2. The end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or

3.   When the value of the chosen  Subaccount  equals or exceeds the greater of:
     (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

DOLLAR COST AVERAGING WILL END IF:  o   we receive your Written Request to
                                        cancel your participation;
                                    o   the value in the chosen Subaccount is
                                        insufficient to make the transfer;
                                    o   the specified number of transfers has
                                        been completed; or
                                    o   the Policy enters the Grace Period.

You will receive Written Notice confirming each transfer and when the program has ended. You are responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you. You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a Policy loan is outstanding.

                           AUTOMATIC ASSET REBALANCING

If you elect the automatic asset rebalancing program offered under the Policy, we will automatically reallocate your Policy Account Value in the Subaccounts you are invested in at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.

TO PARTICIPATE IN THE AUTOMATIC ASSET   o you must elect this feature in the
REBALANCING PROGRAM:                      Application or after issue by
                                          submitting an automatic asset
                                          rebalancing request form to our
                                          Service Center; and
                                        o you must have a minimum Policy Account
                                          Value of $1,000.

There is no additional charge for the automatic asset rebalancing program. Any reallocation which occurs under the automatic asset rebalancing program will NOT be counted towards the 12 "free" transfers allowed during each Policy Year. You can end this program at any time.

AUTOMATIC ASSET REBALANCING WILL END
IF:                                      o the total value in the Subaccounts
                                           is less than $1,000;
                                         o you make a transfer;
                                         o you make a change to the current
                                           premium allocation instructions; or
                                         o we receive your Written Request to
                                           terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

                 CHARGE DISCOUNTS FOR SALES TO CERTAIN POLICIES

The Policy is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs. We also may reduce or waive charges on Policies sold to officers, directors, and employees of NLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

o the number of Insureds;

o the size of the group of purchasers;

o the total premium expected to be paid;

o total assets under management for the Owner;

o the nature of the relationship among individual Insureds;

o the purpose for which the Policies are being purchased;

o the expected persistency of individual Policies; and

o any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Policy Owners.

                           PAYMENT OF POLICY BENEFITS

BENEFIT PAYABLE ON FINAL POLICY DATE. If one of the Insureds is living on the Final Policy Date (at the younger Insured's Attained Age 100), we will pay you the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within 7 days of the Final Policy Date, although we may postpone this payment under certain conditions. You may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

INSURANCE PROCEEDS. Insurance proceeds will ordinarily be paid to the Beneficiary within 7 days after we receive proof of the last surviving Insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents. Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving Insured's death. We pay Insurance Proceeds in a single sum unless you have selected an alternative settlement option. If Insurance Proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the Insurance Proceeds from the date of the last surviving Insured's death until payment is made. We may postpone payment of Insurance Proceeds under certain conditions.

SETTLEMENT OPTIONS. In lieu of a single sum payment on death, Surrender, or maturity, you may elect one of the following settlement options. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of our general account assets, settlement options proceeds may be subject to claims of creditors. Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the last surviving Insured's death are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

o Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1 month intervals.
o Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.
o Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3 month intervals. Payments may be increased by additional interest which would increase the installments certain.
o Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.
o Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options. We may declare additional rates of interest in our sole discretion. We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

                               POLICY TERMINATION

Your Policy will terminate on the earliest of:
o  the Final Policy Date;
o  the end of the Grace Period without a sufficient payment;
o  the date the last surviving Insured dies; or
o  the date you Surrender the Policy.

SUPPLEMENTAL BENEFITS AND RIDERS
================================================================================

                 SURVIVORSHIP ADDITIONAL INSURANCE BENEFIT RIDER

The Survivorship Additional Insurance Benefit Rider ("SAIB Rider") provides additional insurance protection by offering an additional death benefit payable to the Beneficiary on the death of both Insureds without increasing the Policy's Face Amount. The SAIB Rider may be purchased at issue only, and may not be available in all states. You should consult your agent before buying an SAIB Rider.


The additional death benefit provided by the SAIB Rider varies depending on which death benefit you have selected under the Policy.

o If death benefit Option A is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount less the Policy's death benefit.

o If death benefit Option B is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount plus the Policy Account Value less the Policy's death benefit.

In addition, please note the following about the SAIB Rider:

o THE SAIB RIDER HAS A COST OF INSURANCE CHARGE THAT IS DEDUCTED FROM THE POLICY ACCOUNT VALUE AS PART OF THE MONTHLY DEDUCTION. This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk. Generally, the current cost of insurance rates for an SAIB Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under an SAIB Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.
o The Minimum Guarantee Premium (i.e., the amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years) will be higher if you elect the SAIB Rider.
o The SAIB Rider may be canceled separately from the Policy (i.e., the SAIB Rider can be canceled without causing the Policy to be canceled or to Lapse). The SAIB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy itself; or (3) the Policy Anniversary nearest Attained Age 100 of the younger Insured.

o If you change from death benefit Option A to death benefit Option B, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.
o If death benefit Option A is in effect and you make a partial withdrawal, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).

o    The SAIB Rider has no cash or loan value.
o After the first Policy Year, and subject to certain conditions, you may decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be changed without affecting the Rider coverage amount). The amount of the decrease must be at least $25,000.
o    The SAIB Rider has no surrender charge or premium expense charge.
o Because we impose no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge). However, continuing coverage on an increment of Policy Face Amount may have a current cost of insurance charge that is higher than the same increment of coverage amount under the Rider. You should consult your agent before deciding whether to decrease Policy Face Amount or SAIB Rider coverage amount.
o To comply with the maximum premium limitations under the Code, insurance coverage provided by an SAIB Rider is treated as part of the Policy's Face Amount. For a discussion of the tax status of the Policy, see "Federal Tax Considerations" in the Prospectus.

                            POLICY SPLIT OPTION RIDER

Under this Rider, the Owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the Insureds, by sending a Written Request to us within 180 days of one of the following events:

1. a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the Insureds; or

2. federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two Owners, both must agree to exercise the Rider. NLACA requires satisfactory Evidence of Insurability as to both Insureds before issuing the individual policies. In the event that one of the Insureds cannot provide satisfactory Evidence of Insurability or if an Insured does not want to exchange the Policy, an individual policy may be issued on the other Insured and one-half of the Net Cash Surrender Value of the Policy may be distributed to the Owner(s) instead of a second individual policy.

If the Rider is exercised, the Policy will terminate and the individual policies will become effective as of the Policy Processing Day following the later of the date that (1) Written Request is made for the exchange, or (2) NLACA approves the exchange. This date shall also be the Policy Date for the individual policies. Any Indebtedness under the Policy is extinguished as of the date of the exchange.

The two individual policies will each have an initial premium equal to 50% of the Policy's final Policy Account Value less 50% of any Policy loan (including accrued interest). The Face Amount of each individual policy will be at least 50% of the Policy's final Face Amount and never less than the stated minimum Face Amount as of the date of the exchange.

After the exchange, the Owner(s) may return an individual policy for a refund under the Free Look Period provision in such policy. The refund cannot exceed 50% of the Net Cash Surrender Value of the Policy plus Premiums paid in connection with the individual policy.

The Rider terminates upon the earliest of: (1) the Policy Processing Date on or following the day that we receive a Written Request to exchange under this Rider, (2) the date of death of the first Insured to die under the Policy, (3) the date we receive a Written Request to cancel this Rider, (4) the Policy Anniversary when the older Insured reaches Attained Age 81, or (5) the date the Policy is Surrendered.

                                  OTHER RIDERS

In addition to the Survivorship Additional Insurance Benefit Rider and Policy Split Option Rider, the following Riders are also available under the Policy. These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.

o CHANGE OF INSURED: This Rider permits you to change one of the Insureds, subject to certain conditions and Evidence of Insurability. The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change. As the change of an Insured is generally a taxable event, you should consult a tax adviser before making such a change.

o CONVERTIBLE TERM LIFE INSURANCE: This Rider provides term insurance on either or both Insureds. This Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the Policy Anniversary nearest the Attained Age 100 of the covered Insured; or (4) exercise of the Policy Split Option Rider (if applicable). If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date. This Rider and the Guaranteed Minimum Death Benefit Rider may not be issued on the same Policy.

o DISABILITY WAIVER BENEFIT: This Rider provides that in the event of an Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each Policy Processing Day during the first 5 Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium). We will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first 5 Policy Years. This Rider terminates on the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest an Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).

o FINAL POLICY DATE EXTENSION: This Rider extends the Final Policy Date 20 years past the original Final Policy Date. This benefit may be added only on or after the anniversary nearest the younger Insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original Final Policy Date will be the Policy Account Value. All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date. Adding this benefit and/or continuing the Policy beyond an Insured's Attained Age 100 may have tax consequences and you should consult a tax adviser before doing so.

o FOUR YEAR SURVIVORSHIP TERM LIFE INSURANCE: This Rider (not available for new Policies effective June 1, 2003) provides additional term insurance during the first four Policy Years upon due proof of the death of both Insureds. The amount of this term insurance is 1.25 multiplied by the Face Amount of the Policy.

o GUARANTEED MINIMUM DEATH BENEFIT: This Rider provides a guarantee that, if the Net Cash Surrender Value is not sufficient to cover the Monthly Deductions, and the Minimum Guarantee Premium has been paid, the Policy will not Lapse prior to the end of the death benefit guarantee period (as defined in the Rider). If this Rider is added, the Monthly Deduction will be increased by $0.01 per every $1,000 of Face Amount in force under the Policy. The Rider and the additional Monthly Deduction terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period. This Rider and the Convertible Term Life Insurance Rider may not be issued on the same Policy.

ILLUSTRATIONS
================================================================================

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon each proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

PERFORMANCE DATA
================================================================================

                                 RATING AGENCIES

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend us or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                               MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield due to the compounding.

                    HISTORICAL PERFORMANCE OF THE SUBACCOUNTS

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.


STANDARD & POOR'S

================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Gartmore Variable Insurance Trust. Neither the Policy nor the Equity 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").


S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLACA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLACA, Gartmore Variable Insurance Trust, the Policy, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLACA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Fund or the timing of the issuance or sale of the Policy or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLACA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION
================================================================================
                                      IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

                         POTENTIAL CONFLICTS OF INTEREST

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously. Although neither we nor the Portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the Separate Account's assets physically segregated and apart from the general account. We maintain records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

                                REPORTS TO OWNERS


At least once each year, we will send you a report showing the following information as of the end of the report period:


o the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value;
o  the current Net Cash Surrender Value;
o  the current death benefit;
o  the current amount of any Indebtedness;
o any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions); and
o  any other information required by law.


We currently send these reports quarterly. In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee. We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each Portfolio in which you are invested.

                                     RECORDS

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

                                     EXPERTS


Our financial statements as of and for the year ended December 31, 2003, as of and for the three month period ended December 31, 2002, and as of and for the nine month period ended September 30, 2002, and the financial statements of the Variable Account as of and for the years ended December 31, 2003 and 2002 have been included in this SAI, which is part of the registration statement, in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

Our financial statement for the year ended December 31, 2001 has been included in this SAI in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103.

Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLACA.


                    ADDITIONAL INFORMATION ABOUT THE COMPANY

We are a stock life insurance company and wholly-owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"), which was chartered by the Commonwealth of Pennsylvania in 1865. We were originally incorporated under Pennsylvania law in

1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business. We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 49 states and the District of Columbia.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

Sponsored Demutualization. On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

Support Agreement. On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA). Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.


NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of NLICA. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this support agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Policies.


Service Agreement. The Policies are administered by NLICA pursuant to a Service Agreement between NLICA and NLACA. NLICA also maintains records of transactions relating to the Policies and provides other services.

                ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Providentmutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account A.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.


                              FINANCIAL STATEMENTS

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         INDEX TO FINANCIAL STATEMENTS

Nationwide Provident VLI Separate Account A:
     Independent Auditors' Report...........................   F-2
     Statement of Assets and Liabilities, December 31,
      2003..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 2003..............................................   F-5
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2003 and 2002............................  F-14
     Notes to Financial Statements..........................  F-27
Nationwide Life and Annuity Company of America:
     Independent Auditors' Report...........................  F-43
     Statements of Income for the Twelve Months Ended
      December 31, 2003 and the Three Months Ended December
      31, 2002..............................................  F-44
     Balance Sheets as of December 31, 2003 and December 31,
      2002..................................................  F-45
     Statements of Shareholder's Equity for the Twelve
      Months Ended December 31, 2003 and the Three Months
      Ended December 31, 2002...............................  F-46
     Statements of Cash Flows for the Twelve Months Ended
      December 31, 2003 and the Three Months Ended December
      31, 2002..............................................  F-47
     Notes to Financial Statements..........................  F-48
Providentmutual Life and Annuity Company of America:
     Independent Auditors' Report...........................  F-76
     Report of Independent Accountants......................  F-77
     Balance Sheet as of September 30, 2002.................  F-78
     Statements of Operations for the Nine Months Ended
      September 30, 2002 and Year Ended December 31, 2001...  F-79
     Statements of Changes in Equity for the Nine Months
      Ended September 30, 2002 and Year Ended December 31,
      2001..................................................  F-80
     Statements of Cash Flows for the Nine Months Ended
      September 30, 2002 and Year Ended December 31, 2001...  F-81
     Notes to Financial Statements..........................  F-82

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life and Annuity Company of
America and Policyholders of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Account as of and for the year ended December 31, 2001, were audited by other auditors whose report thereon dated January 18, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
April 14, 2004

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A
of Nationwide Life and Annuity Company of America
Statement of Assets and Liabilities, December 31, 2003
--------------------------------------------------------------------------------

                                                                 SHARES        COST        FAIR VALUE
------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
  Gartmore GVIT Nationwide Fund.............................      332,598    $4,165,750     $3,415,786
  Gartmore GVIT Money Market Fund...........................    6,269,700    $6,269,700     $6,269,700
  Gartmore GVIT Government Bond Fund (Class IV).............      176,055    $2,125,971     $2,135,547
  JP Morgan GVIT Balanced Fund..............................      154,387    $1,523,740     $1,448,151
  Gartmore GVIT Mid Cap Growth Fund.........................      226,874    $4,250,537     $4,868,708
  Dreyfus GVIT International Value Fund.....................      324,820    $3,875,151     $4,274,625
  Gartmore GVIT Growth Fund.................................      249,456    $2,391,931     $2,489,573
  Comstock GVIT Value Fund..................................      366,223    $3,171,003     $3,640,260
  Gartmore GVIT Small Company Fund..........................      144,317    $3,237,672     $3,136,011
  Gartmore GVIT Small Cap Value Fund........................      353,562    $3,285,663     $4,087,182
  Gartmore GVIT Equity 500 Index Fund.......................    3,255,444   $28,723,441    $25,555,238
  Gartmore GVIT Government Bond Fund (Class I)..............        1,865       $23,259        $22,617
  Gartmore GVIT Investor Destinations Aggressive Fund.......          222        $2,192         $2,329
  Gartmore GVIT Investor Destinations Conservative Fund.....          294        $2,978         $3,029
  Gartmore GVIT Investor Destinations Moderate Fund.........        3,125       $31,029        $32,941
  Gartmore GVIT Investor Destinations Moderately Aggressive
    Fund....................................................        4,788       $47,582        $50,754
  Gartmore GVIT Investor Destinations Moderately
    Conservative Fund.......................................          478        $4,826         $5,013
  Gartmore GVIT Emerging Markets Fund.......................       93,117      $790,557       $916,268
  Dreyfus GVIT Mid Cap Index Fund...........................      110,762    $1,494,292     $1,635,950
  Federated GVIT High Income Bond Fund......................        1,241        $9,795         $9,954
  Gartmore GVIT Global Financial Services Fund..............        2,460       $28,351        $28,015
  Gartmore GVIT Global Health Sciences Fund.................        5,343       $54,516        $53,215
  Gartmore GVIT Global Technology and Communications Fund...       14,297       $52,728        $53,042
  GVIT Small Cap Growth Fund................................        6,112       $77,020        $79,268
  Gartmore GVIT U.S. Growth Leaders Fund....................          448        $5,008         $4,811
  Van Kampen GVIT Multi Sector Bond Fund....................        1,430       $13,950        $14,095
Fidelity Variable Insurance Products Funds (Initial Class):
  Equity-Income Portfolio...................................      665,039   $14,933,022    $15,415,605
  Growth Portfolio..........................................      688,754   $26,963,808    $21,378,928
  High Income Portfolio.....................................      378,314    $2,392,557     $2,629,282
  Overseas Portfolio........................................      421,369    $6,272,942     $6,569,145
  Asset Manager Portfolio...................................      311,558    $4,734,798     $4,505,133
  Investment Grade Bond Portfolio...........................      307,323    $3,994,489     $4,194,956
  Contrafund Portfolio......................................      598,858   $13,622,593    $13,851,579
  Mid Cap Growth Portfolio..................................        8,819      $186,521       $212,544
  Value Strategies Portfolio................................        4,138       $49,685        $51,276
Fidelity Variable Insurance Products (Service Shares):
  Investment Grade Bond Portfolio...........................        2,058       $27,466        $28,008
  Equity-Income Portfolio...................................          987       $21,005        $22,819
  Growth Portfolio..........................................          983       $28,715        $30,401
  Overseas Portfolio........................................          424        $5,662         $6,578
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................      146,749    $1,954,276     $1,937,088
  Partners Portfolio........................................      146,495    $2,265,758     $2,256,028
  Fasciano Portfolio........................................          760        $8,321         $9,427
  Mid Cap Growth Portfolio..................................        4,131       $61,181        $63,333
  Socially Responsive Portfolio.............................        2,240       $25,334        $27,669
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio..........................       71,892      $791,912       $956,889
  Van Eck Worldwide Hard Assets Portfolio...................       53,995      $608,543       $802,909
  Van Eck Worldwide Emerging Markets Portfolio..............      239,258    $2,005,288     $2,906,980
  Van Eck Worldwide Real Estate Portfolio...................       56,884      $625,033       $753,148
Alger American Fund:
  Alger American Small Capitalization Portfolio.............      314,640    $6,102,780     $5,468,450
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................       85,276    $1,022,056     $1,170,843
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................       87,532    $1,385,964     $1,662,232
Dreyfus Variable Investment Fund:
  Appreciation Portfolio....................................        3,432      $107,147       $118,140
  Developing Leaders Portfolio..............................          686       $22,895        $25,638
Dreyfus Investment Portfolios:
  Small Cap Stock Index Portfolio...........................       11,991      $139,968       $157,203
Dreyfus Stock Index Fund, Inc.:
  Dreyfus Stock Index Fund..................................        4,397      $115,700       $124,957

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A
of Nationwide Life and Annuity Company of America
Statement of Assets and Liabilities -- continued
--------------------------------------------------------------------------------

                                                                 SHARES        COST        FAIR VALUE
------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. (Class I):
  VP International Fund.....................................       18,176       $96,751       $116,873
  VP Ultra Fund.............................................       12,930      $103,554       $118,698
  VP Value Fund.............................................      144,446    $1,006,876     $1,125,233
American Century Variable Portfolios II, Inc. (Class II):
  VP Income and Growth Fund.................................        7,465       $44,057        $49,044
  VP Inflation Protection Portfolio.........................        1,200       $12,350        $12,375
Janus Aspen Series:
  Capital Appreciation Portfolio............................        7,997      $144,371       $165,386
  International Growth Portfolio............................        5,701      $112,460       $130,497
  Global Technology Portfolio...............................       15,157       $48,496        $53,505
  Balanced Portfolio........................................        2,545       $58,793        $60,629
  Risk Managed Large Cap Core Portfolio.....................           17          $206           $216
Oppenheimer Variable Account Funds:
  Capital Appreciation Fund VA..............................       60,187    $1,910,874     $2,088,479
  Global Securities Fund VA.................................       43,776      $937,466     $1,097,913
  Main Street Fund VA.......................................       21,253      $353,469       $408,060
  High Income Fund VA.......................................        3,447       $28,533        $29,676
  Main Street Small Cap Fund VA.............................        3,728       $48,738        $50,107
AIM Variable Insurance Funds, Inc. (Series I):
  AIM V.I. Basic Value Fund.................................        7,396       $70,897        $78,836
  AIM V.I. Capital Appreciation Fund........................        4,398       $87,376        $93,587
  AIM V.I. Capital Development Fund.........................          374        $4,497         $4,750
Federated Insurance Series:
  Quality Bond Fund II......................................        2,060       $23,979        $24,390
  American Leaders Fund II..................................          257        $4,343         $4,904
  Capital Appreciation Fund II..............................        3,643       $18,589        $19,892
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund..................       82,326      $937,923     $1,054,596
  Franklin Rising Dividends Securities Fund.................       11,886      $179,608       $193,510
  Templeton Foreign Securities Fund.........................      149,275    $1,669,434     $1,846,536
AllianceBernstein Variable Products Series Fund (Class A):
  Growth and Income Portfolio...............................       12,492      $247,716       $272,317
  Small Cap Value Portfolio.................................        8,803      $111,769       $127,559
MFS Variable Insurance Trust:
  Investors Growth Stock Series.............................        4,575       $38,518        $39,850
  Value Series..............................................       12,173      $118,050       $130,983
Putnam Variable Trust:
  Growth and Income Fund....................................        2,305       $48,816        $53,622
  International Equity Fund.................................        5,851       $68,167        $75,191
  Voyager Fund..............................................        1,861       $46,110        $48,311
Vanguard Variable Insurance Fund:
  Equity Income Portfolio...................................          592       $10,700        $11,846
  Total Bond Market Index Portfolio.........................          679        $7,846         $7,893
  High Yield Bond Portfolio.................................        2,373       $20,302        $21,241
  Mid Cap Index Portfolio...................................        1,999       $24,184        $27,265
Van Kampen -- The Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio..........................        2,947       $33,270        $34,010
  Emerging Markets Debt Portfolio...........................        7,149       $61,100        $64,625
  U.S. Real Estate Portfolio................................       57,881      $829,974       $901,784
  Total Investments.........................................                              $162,213,459
  Accounts Receivable.......................................                                         2
                                                                                          ------------
  Total Assets..............................................                               162,213,461
  Accounts Payable..........................................                                        --
                                                                                          ------------
  Net Assets................................................                              $162,213,461
                                                                                          ============
  Policyholders' Equity.....................................                              $160,842,328
  Attributable to Nationwide Life and Annuity Company of
    America.................................................                                 1,371,133
                                                                                          ------------
                                                                                          $162,213,461
                                                                                          ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                            GARTMORE
                                                                GARTMORE      GVIT                   GARTMORE       DREYFUS
                                                   GARTMORE       GVIT     GOVERNMENT   JP MORGAN      GVIT          GVIT
                                                     GVIT        MONEY        BOND        GVIT       MID CAP     INTERNATIONAL
                                                  NATIONWIDE     MARKET    (CLASS IV)   BALANCED      GROWTH         VALUE
                                      TOTAL          FUND         FUND        FUND        FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................  $  1,908,520   $    45,572   $50,483    $ 175,561    $ 58,960           --     $   83,666
EXPENSES
Mortality and expense risks......       931,454        24,250    48,231       14,650       8,835    $  27,861         21,995
                                   ------------   -----------   -------    ---------    ---------   ----------    ----------
Net investment income (loss).....       977,066        21,322     2,252      160,911      50,125      (27,861)        61,671
                                   ------------   -----------   -------    ---------    ---------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested......................        92,216            --        --       21,918          --           --             --
Net realized gain (loss) from
 redemption of investment
 shares..........................    (9,191,785)     (483,413)       --       12,862     (33,467)     (56,874)      (230,121)
                                   ------------   -----------   -------    ---------    ---------   ----------    ----------
Net realized gain (loss) on
 investments.....................    (9,099,569)     (483,413)       --       34,780     (33,467)     (56,874)      (230,121)
                                   ------------   -----------   -------    ---------    ---------   ----------    ----------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year...............   (46,673,954)   (2,090,168)       --      145,776    (280,184)    (800,554)      (890,588)
 End of year.....................    (3,490,764)     (749,964)       --        9,576     (75,589)     618,171        399,474
                                   ------------   -----------   -------    ---------    ---------   ----------    ----------
Net unrealized appreciation
 (depreciation) of investments
 during the year.................    43,183,190     1,340,204        --     (136,200)    204,595    1,418,725      1,290,062
                                   ------------   -----------   -------    ---------    ---------   ----------    ----------
Net realized and unrealized gain
 (loss) on investments...........    34,083,621       856,791        --     (101,420)    171,128    1,361,851      1,059,941
                                   ------------   -----------   -------    ---------    ---------   ----------    ----------
Net increase in net assets
 resulting from operations.......  $ 35,060,687   $   878,113   $ 2,252    $  59,491    $221,253    $1,333,990    $1,121,612
                                   ============   ===========   =======    =========    =========   ==========    ==========


                                                               GARTMORE      GARTMORE
                                    GARTMORE                     GVIT          GVIT
                                      GVIT        COMSTOCK       SMALL      SMALL CAP
                                     GROWTH      GVIT VALUE     COMPANY       VALUE
                                      FUND          FUND         FUND          FUND
---------------------------------  ---------------------------------------------------
INVESTMENT INCOME
Dividends........................  $       800   $  46,437             --           --
EXPENSES
Mortality and expense risks......       16,203      23,253    $    14,106   $   22,478
                                   -----------   ---------    -----------   ----------
Net investment income (loss).....      (15,403)     23,184        (14,106)     (22,478)
                                   -----------   ---------    -----------   ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested......................           --          --             --           --
Net realized gain (loss) from
 redemption of investment
 shares..........................     (652,299)    (21,667)      (222,189)     (27,559)
                                   -----------   ---------    -----------   ----------
Net realized gain (loss) on
 investments.....................     (652,299)    (21,667)      (222,189)     (27,559)
                                   -----------   ---------    -----------   ----------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year...............   (1,179,239)   (384,830)    (1,151,216)    (619,343)
 End of year.....................       97,642     469,257       (101,661)     801,519
                                   -----------   ---------    -----------   ----------
Net unrealized appreciation
 (depreciation) of investments
 during the year.................    1,276,881     854,087      1,049,555    1,420,862
                                   -----------   ---------    -----------   ----------
Net realized and unrealized gain
 (loss) on investments...........      624,582     832,420        827,366    1,393,303
                                   -----------   ---------    -----------   ----------
Net increase in net assets
 resulting from operations.......  $   609,179   $ 855,604    $   813,260   $1,370,825
                                   ===========   =========    ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                               GARTMORE
                                                    GARTMORE      GARTMORE       GARTMORE       GARTMORE         GVIT
                                      GARTMORE        GVIT          GVIT           GVIT           GVIT         INVESTOR
                                        GVIT       GOVERNMENT     INVESTOR       INVESTOR       INVESTOR     DESTINATIONS
                                     EQUITY 500       BOND      DESTINATIONS   DESTINATIONS   DESTINATIONS    MODERATELY
                                        INDEX      (CLASS I)     AGGRESSIVE    CONSERVATIVE     MODERATE      AGGRESSIVE
                                        FUND          FUND          FUND           FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $  405,123      $  544         $ 14           $31           $  240         $  251
EXPENSES
Mortality and expense risks........     147,018          89            4             6               64             74
                                     -----------     ------         ----           ---           ------         ------
Net investment income (loss).......     258,105         455           10            25              176            177
                                     -----------     ------         ----           ---           ------         ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested........................          --           3           26            11               12             --
Net realized gain (loss) from
 redemption of investment shares...    (795,528)       (228)          93             2              158             84
                                     -----------     ------         ----           ---           ------         ------
Net realized gain (loss) on
 investments.......................    (795,528)       (225)         119            13              170             84
                                     -----------     ------         ----           ---           ------         ------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year.................  (9,175,942)         --           --            --               --             --
 End of year.......................  (3,168,203)       (642)         137            51            1,912          3,172
                                     -----------     ------         ----           ---           ------         ------
Net unrealized appreciation
 (depreciation) of investments
 during the year...................   6,007,739        (642)         137            51            1,912          3,172
                                     -----------     ------         ----           ---           ------         ------
Net realized and unrealized gain
 (loss) on investments.............   5,212,211        (867)         256            64            2,082          3,256
                                     -----------     ------         ----           ---           ------         ------
Net increase (decrease) in net
 assets resulting from
 operations........................  $5,470,316      $ (412)        $266           $89           $2,258         $3,433
                                     ===========     ======         ====           ===           ======         ======

                                       GARTMORE
                                         GVIT
                                       INVESTOR     GARTMORE   DREYFUS
                                     DESTINATIONS     GVIT       GVIT
                                      MODERATELY    EMERGING   MID CAP
                                     CONSERVATIVE   MARKETS     INDEX
                                         FUND         FUND       FUND
-----------------------------------  ----------------------------------
INVESTMENT INCOME
Dividends..........................     $1,031      $ 1,119    $  2,743
EXPENSES
Mortality and expense risks........        413        1,382       2,641
                                        ------      --------   --------
Net investment income (loss).......        618         (263)        102
                                        ------      --------   --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested........................         40           --           4
Net realized gain (loss) from
 redemption of investment shares...      4,701        6,330         548
                                        ------      --------   --------
Net realized gain (loss) on
 investments.......................      4,741        6,330         552
                                        ------      --------   --------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year.................         --           --          --
 End of year.......................        187      125,711     141,658
                                        ------      --------   --------
Net unrealized appreciation
 (depreciation) of investments
 during the year...................        187      125,711     141,658
                                        ------      --------   --------
Net realized and unrealized gain
 (loss) on investments.............      4,928      132,041     142,210
                                        ------      --------   --------
Net increase (decrease) in net
 assets resulting from
 operations........................     $5,546      $131,778   $142,312
                                        ======      ========   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                               GARTMORE
                                                     FEDERATED          GARTMORE            GARTMORE             GVIT
                                                       GVIT               GVIT                GVIT              GLOBAL
                                                    HIGH INCOME          GLOBAL              GLOBAL          TECHNOLOGY &
                                                       BOND        FINANCIAL SERVICES    HEALTH SCIENCES    COMMUNICATIONS
                                                       FUND               FUND                FUND               FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................................     $216              $  110                   --                --
EXPENSES
Mortality and expense risks.......................       13                  44              $    92            $  152
                                                       ----              ------              -------            ------
Net investment income (loss)......................      203                  66                  (92)             (152)
                                                       ----              ------              -------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested............       --               2,512                5,737                --
Net realized gain from redemption of investment
  shares..........................................       23                 599                  361             7,273
                                                       ----              ------              -------            ------
Net realized gain on investments..................       23               3,111                6,098             7,273
                                                       ----              ------              -------            ------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year...............................       --                  --                   --                --
  End of year.....................................      159                (336)              (1,301)              314
                                                       ----              ------              -------            ------
Net unrealized appreciation (depreciation) of
  investments during the year.....................      159                (336)              (1,301)              314
                                                       ----              ------              -------            ------
Net realized and unrealized gain on investments...      182               2,775                4,797             7,587
                                                       ----              ------              -------            ------
Net increase in net assets resulting from
  operations......................................     $385              $2,841              $ 4,705            $7,435
                                                       ====              ======              =======            ======

                                                                                         VAN
                                                                     GARTMORE           KAMPEN
                                                      GVIT             GVIT              GVIT
                                                    SMALL CAP      U.S. GROWTH       MULTI SECTOR
                                                     GROWTH          LEADERS             BOND
                                                      FUND             FUND              FUND
--------------------------------------------------  ---------------------------------------------
INVESTMENT INCOME
Dividends.........................................       --               --             $266
EXPENSES
Mortality and expense risks.......................   $  205           $   43               18
                                                     ------           ------             ----
Net investment income (loss)......................     (205)             (43)             248
                                                     ------           ------             ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested............       --              243               --
Net realized gain from redemption of investment
  shares..........................................    3,045            2,041                5
                                                     ------           ------             ----
Net realized gain on investments..................    3,045            2,284                5
                                                     ------           ------             ----
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year...............................       --               --               --
  End of year.....................................    2,248             (197)             145
                                                     ------           ------             ----
Net unrealized appreciation (depreciation) of
  investments during the year.....................    2,248             (197)             145
                                                     ------           ------             ----
Net realized and unrealized gain on investments...    5,293            2,087              150
                                                     ------           ------             ----
Net increase in net assets resulting from
  operations......................................   $5,088           $2,044             $398
                                                     ======           ======             ====

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A
of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003
--------------------------------------------------------------------------------

                                                        FIDELITY                  FIDELITY     FIDELITY                  FIDELITY
                           FIDELITY        FIDELITY       HIGH       FIDELITY       ASSET     INVESTMENT    FIDELITY      MID CAP
                         EQUITY-INCOME      GROWTH       INCOME      OVERSEAS      MANAGER    GRADE BOND   CONTRAFUND     GROWTH
                           PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............   $   250,695    $     47,405   $ 170,808   $    55,278   $ 152,914   $ 169,505    $    57,419         --
EXPENSES
Mortality and expense
 risks.................        92,933         124,311      16,294        44,257      28,765      28,389         86,881    $   421
                          -----------    ------------   ---------   -----------   ---------   ---------    -----------    -------
Net investment income
 (loss)................       157,762         (76,906)    154,514        11,021     124,149     141,116        (29,462)      (421)
                          -----------    ------------   ---------   -----------   ---------   ---------    -----------    -------
NET REALIZED AND
 UNREALIZED GAIN ON
 INVESTMENTS
Realized gain
 distributions
 reinvested............            --              --          --            --          --      59,641             --         --
Net realized gain
 (loss) from redemption
 of investment
 shares................      (471,417)       (862,566)   (322,646)   (2,138,964)   (193,721)    175,528       (229,498)     3,100
                          -----------    ------------   ---------   -----------   ---------   ---------    -----------    -------
Net realized gain
 (loss) on
 investments...........      (471,417)       (862,566)   (322,646)   (2,138,964)   (193,721)    235,169       (229,498)     3,100
                          -----------    ------------   ---------   -----------   ---------   ---------    -----------    -------
Net unrealized
 appreciation of
 investments:
 Beginning of year.....    (3,528,647)    (11,638,831)   (489,258)   (4,250,059)   (979,743)    379,325     (3,189,679)        --
 End of year...........       482,583      (5,584,880)    236,725       296,203    (229,665)    200,467        228,986     26,023
                          -----------    ------------   ---------   -----------   ---------   ---------    -----------    -------
Net unrealized
 appreciation of
 investments during the
 year..................     4,011,230       6,053,951     725,983     4,546,262     750,078    (178,858)     3,418,665     26,023
                          -----------    ------------   ---------   -----------   ---------   ---------    -----------    -------
Net realized and
 unrealized gain on
 investments...........     3,539,813       5,191,385     403,337     2,407,298     556,357      56,311      3,189,167     29,123
                          -----------    ------------   ---------   -----------   ---------   ---------    -----------    -------
Net increase in net
 assets resulting from
 operations............   $ 3,697,575    $  5,114,479   $ 557,851   $ 2,418,319   $ 680,506   $ 197,427    $ 3,159,705    $28,702
                          ===========    ============   =========   ===========   =========   =========    ===========    =======

                                             FIDELITY    FIDELITY
                                            INVESTMENT    EQUITY-    FIDELITY    FIDELITY
                                            GRADE BOND    INCOME      GROWTH     OVERSEAS
                          FIDELITY VALUE     (SERVICE    (SERVICE    (SERVICE    (SERVICE
                            STRATEGIES       SHARES)      SHARES)     SHARES)     SHARES)
                            PORTFOLIO       PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
-----------------------  -----------------------------------------------------------------
INVESTMENT INCOME
Dividends..............           --             --           --          --         --
EXPENSES
Mortality and expense
 risks.................      $   146          $  86       $   32      $   45       $ 32
                             -------          -----       ------      ------       ----
Net investment income
 (loss)................         (146)           (86)         (32)        (45)       (32)
                             -------          -----       ------      ------       ----
NET REALIZED AND
 UNREALIZED GAIN ON
 INVESTMENTS
Realized gain
 distributions
 reinvested............          302             --           --          --         --
Net realized gain
 (loss) from redemption
 of investment
 shares................        8,460           (205)         280         148         83
                             -------          -----       ------      ------       ----
Net realized gain
 (loss) on
 investments...........        8,762           (205)         280         148         83
                             -------          -----       ------      ------       ----
Net unrealized
 appreciation of
 investments:
 Beginning of year.....           --             --           --          --         --
 End of year...........        1,591            542        1,814       1,686        916
                             -------          -----       ------      ------       ----
Net unrealized
 appreciation of
 investments during the
 year..................        1,591            542        1,814       1,686        916
                             -------          -----       ------      ------       ----
Net realized and
 unrealized gain on
 investments...........       10,353            337        2,094       1,834        999
                             -------          -----       ------      ------       ----
Net increase in net
 assets resulting from
 operations............      $10,207          $ 251       $2,062      $1,789       $967
                             =======          =====       ======      ======       ====

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                    NEUBERGER
                                     BERMAN                             NEUBERGER   NEUBERGER                 VAN ECK     VAN ECK
                                     LIMITED    NEUBERGER   NEUBERGER    BERMAN       BERMAN      VAN ECK    WORLDWIDE   WORLDWIDE
                                    MATURITY     BERMAN      BERMAN      MID-CAP     SOCIALLY    WORLDWIDE     HARD       EMERGING
                                      BOND      PARTNERS    FASCIANO     GROWTH     RESPONSIVE     BOND       ASSETS      MARKETS
                                    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................  $ 86,716           --        --           --          --     $ 15,849    $  2,890    $    2,919
EXPENSES
Mortality and expense risks.......    15,063    $  12,552    $   35       $  203      $   36        6,334       4,086        18,205
                                    --------    ---------    ------       ------      ------     --------    --------    ----------
Net investment income (loss)......    71,653      (12,552)      (35)        (203)        (36)       9,515      (1,196)      (15,286)
                                    --------    ---------    ------       ------      ------     --------    --------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested......................        --           --         4           --          --           --          --            --
Net realized gain from redemption
  of investment shares............    58,169     (117,934)       51        2,614          14       74,221      13,036      (229,733)
                                    --------    ---------    ------       ------      ------     --------    --------    ----------
Net realized gain on
  investments.....................    58,169     (117,934)       55        2,614          14       74,221      13,036      (229,733)
                                    --------    ---------    ------       ------      ------     --------    --------    ----------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year...............    68,980     (725,149)       --           --          --      102,731     (47,325)     (562,795)
  End of year.....................   (17,188)      (9,730)    1,106        2,152       2,335      164,977     194,366       901,692
                                    --------    ---------    ------       ------      ------     --------    --------    ----------
Net unrealized (depreciation)
  appreciation of investments
  during the year.................   (86,168)     715,419     1,106        2,152       2,335       62,246     241,691     1,464,487
                                    --------    ---------    ------       ------      ------     --------    --------    ----------
Net realized and unrealized (loss)
  gain on investments.............   (27,999)     597,485     1,161        4,766       2,349      136,467     254,727     1,234,754
                                    --------    ---------    ------       ------      ------     --------    --------    ----------
Net increase in net assets
  resulting from operations.......  $ 43,654    $ 584,933    $1,126       $4,563      $2,313     $145,982    $253,531    $1,219,468
                                    ========    =========    ======       ======      ======     ========    ========    ==========


                                     VAN ECK        ALGER
                                    WORLDWIDE      AMERICAN       STRONG
                                      REAL          SMALL         MID-CAP      STRONG
                                     ESTATE     CAPITALIZATION    GROWTH     OPPORTUNITY
                                    PORTFOLIO     PORTFOLIO       FUND II      FUND II
----------------------------------  ----------------------------------------------------
INVESTMENT INCOME
Dividends.........................  $ 11,382              --            --    $   1,116
EXPENSES
Mortality and expense risks.......     3,844     $    33,923     $   7,952       10,464
                                    --------     -----------     ---------    ---------
Net investment income (loss)......     7,538         (33,923)       (7,952)      (9,348)
                                    --------     -----------     ---------    ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested......................        --              --            --           --
Net realized gain from redemption
  of investment shares............       813      (2,099,254)     (266,559)    (130,924)
                                    --------     -----------     ---------    ---------
Net realized gain on
  investments.....................       813      (2,099,254)     (266,559)    (130,924)
                                    --------     -----------     ---------    ---------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year...............   (39,113)     (4,506,823)     (439,549)    (351,201)
  End of year.....................   128,115        (634,330)      148,787      276,268
                                    --------     -----------     ---------    ---------
Net unrealized (depreciation)
  appreciation of investments
  during the year.................   167,228       3,872,493       588,336      627,469
                                    --------     -----------     ---------    ---------
Net realized and unrealized (loss)
  gain on investments.............   168,041       1,773,239       321,777      496,545
                                    --------     -----------     ---------    ---------
Net increase in net assets
  resulting from operations.......  $175,579     $ 1,739,316     $ 313,825    $ 487,197
                                    ========     ===========     =========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                               DREYFUS        DREYFUS
                                DREYFUS       DEVELOPING     SMALL CAP       DREYFUS      AMERICAN CENTURY    AMERICAN CENTURY
                              APPRECIATION     LEADERS      STOCK INDEX    STOCK INDEX    VP INTERNATIONAL        VP ULTRA
                               PORTFOLIO      PORTFOLIO      PORTFOLIO        FUND              FUND                FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................    $ 1,470         $    7        $   251        $  685           $   607                  --
EXPENSES
Mortality and expense
 risks......................        451             62            361           213               531             $   398
                                -------         ------        -------        ------           -------             -------
Net investment income
 (loss).....................      1,019            (55)          (110)          472                76                (398)
                                -------         ------        -------        ------           -------             -------
NET REALIZED AND UNREALIZED
 (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
 reinvested.................         --             --            801            --                --                  --
Net realized gain from
 redemption of investment
 shares.....................      4,439             33            549           175            (1,451)               (563)
                                -------         ------        -------        ------           -------             -------
Net realized gain on
 investments................      4,439             33          1,350           175            (1,451)               (563)
                                -------         ------        -------        ------           -------             -------
Net unrealized appreciation
 of investments:
 Beginning of year..........     (2,124)            --             --            --            (4,620)             (5,011)
 End of year................     10,993          2,743         17,235         9,257            20,122              15,144
                                -------         ------        -------        ------           -------             -------
Net unrealized appreciation
 of investments during the
 year.......................     13,117          2,743         17,235         9,257            24,742              20,155
                                -------         ------        -------        ------           -------             -------
Net realized and unrealized
 gain on investments........     17,556          2,776         18,585         9,432            23,291              19,592
                                -------         ------        -------        ------           -------             -------
Net increase (decrease) in
 net assets resulting from
 operations.................    $18,575         $2,721        $18,475        $9,904           $23,367             $19,194
                                =======         ======        =======        ======           =======             =======

                                                  AMERICAN CENTURY    AMERICAN CENTURY
                              AMERICAN CENTURY       VP INCOME          VP INFLATION
                                  VP VALUE            & GROWTH           PROTECTION
                                    FUND                FUND                FUND
----------------------------  --------------------------------------------------------
INVESTMENT INCOME
Dividends...................      $    775                 --               $ 2
EXPENSES
Mortality and expense
 risks......................         2,041             $   99                --
                                  --------             ------               ---
Net investment income
 (loss).....................        (1,266)               (99)                2
                                  --------             ------               ---
NET REALIZED AND UNREALIZED
 (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
 reinvested.................            --                 --                --
Net realized gain from
 redemption of investment
 shares.....................        (1,141)               111                 1
                                  --------             ------               ---
Net realized gain on
 investments................        (1,141)               111                 1
                                  --------             ------               ---
Net unrealized appreciation
 of investments:
 Beginning of year..........        (1,965)                --                --
 End of year................       118,357              4,987                25
                                  --------             ------               ---
Net unrealized appreciation
 of investments during the
 year.......................       120,322              4,987                25
                                  --------             ------               ---
Net realized and unrealized
 gain on investments........       119,181              5,098                26
                                  --------             ------               ---
Net increase (decrease) in
 net assets resulting from
 operations.................      $117,915             $4,999               $28
                                  ========             ======               ===

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                JANUS
                               JANUS ASPEN     JANUS ASPEN      ASPEN                     JANUS ASPEN
                                 CAPITAL      INTERNATIONAL     GLOBAL     JANUS ASPEN    RISK MANAGED        OPPENHEIMER
                               APPRECIATION      GROWTH       TECHNOLOGY    BALANCED     LARGE CAP CORE   CAPITAL APPRECIATION
                                PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO            FUND VA
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends....................    $   373         $   766            --       $  807            --               $    421
EXPENSES
Mortality and expense
  risks......................        748             327       $   175          138            --                  3,973
                                 -------         -------       -------       ------           ---               --------
Net investment (loss)
  income.....................       (375)            439          (175)         669            --                 (3,552)
                                 -------         -------       -------       ------           ---               --------
NET REALIZED AND UNREALIZED
  (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
  reinvested.................         --              --            --           --            --                     --
Net realized gain from
  redemption of investment
  shares.....................      2,800          (1,098)        9,964          185           $ 2                 (1,113)
                                 -------         -------       -------       ------           ---               --------
Net realized gain on
  investments................      2,800          (1,098)        9,964          185             2                 (1,113)
                                 -------         -------       -------       ------           ---               --------
Net unrealized appreciation
  of investments:
  Beginning of year..........     (2,797)         (6,976)       (3,071)          --            --                 (6,718)
  End of year................     21,015          18,037         5,009        1,836            10                177,605
                                 -------         -------       -------       ------           ---               --------
Net unrealized appreciation
  of investments during the
  year.......................     23,812          25,013         8,080        1,836            10                184,323
                                 -------         -------       -------       ------           ---               --------
Net realized and unrealized
  gain on investments........     26,612          23,915        18,044        2,021            12                183,210
                                 -------         -------       -------       ------           ---               --------
Net increase in net assets
  resulting from
  operations.................    $26,237         $24,354       $17,869       $2,690           $12               $179,658
                                 =======         =======       =======       ======           ===               ========


                                                                               OPPENHEIMER
                                  OPPENHEIMER      OPPENHEIMER   OPPENHEIMER   MAIN STREET
                               GLOBAL SECURITIES   MAIN STREET   HIGH INCOME    SMALL CAP
                                    FUND VA          FUND VA       FUND VA       FUND VA
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME
Dividends....................      $  1,222          $ 2,252           --            --
EXPENSES
Mortality and expense
  risks......................         2,392            1,657       $   40        $   73
                                   --------          -------       ------        ------
Net investment (loss)
  income.....................        (1,170)             595          (40)          (73)
                                   --------          -------       ------        ------
NET REALIZED AND UNREALIZED
  (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
  reinvested.................            --               --           --            --
Net realized gain from
  redemption of investment
  shares.....................        (2,590)           6,892          152         1,049
                                   --------          -------       ------        ------
Net realized gain on
  investments................        (2,590)           6,892          152         1,049
                                   --------          -------       ------        ------
Net unrealized appreciation
  of investments:
  Beginning of year..........       (10,670)          (6,578)          --            --
  End of year................       160,447           54,591        1,143         1,369
                                   --------          -------       ------        ------
Net unrealized appreciation
  of investments during the
  year.......................       171,117           61,169        1,143         1,369
                                   --------          -------       ------        ------
Net realized and unrealized
  gain on investments........       168,527           68,061        1,295         2,418
                                   --------          -------       ------        ------
Net increase in net assets
  resulting from
  operations.................      $167,357          $68,656       $1,255        $2,345
                                   ========          =======       ======        ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                           AIM V.I.       AIM V.I.      FEDERATED    FEDERATED     FEDERATED       FRANKLIN SMALL
                           AIM V.I.        CAPITAL         CAPITAL       QUALITY     AMERICAN       CAPITAL          CAP VALUE
                          BASIC VALUE    APPRECIATION    DEVELOPMENT      BOND        LEADERS     APPRECIATION       SECURITIES
                             FUND            FUND           FUND         FUND II      FUND II       FUND II             FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............    $   24              --            --            --           --              --                 --
EXPENSES
Mortality and expense
 risks..................       163          $  170          $  6          $ 36         $ 13          $   40           $  1,591
                            ------          ------          ----          ----         ----          ------           --------
Net investment loss.....      (139)           (170)           (6)          (36)         (13)            (40)            (1,591)
                            ------          ------          ----          ----         ----          ------           --------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS
Realized gain
 distributions
 reinvested.............        --              --            --            --           --              --                 --
Net realized gain (loss)
 from redemption of
 investment shares......       309             112            13            (3)           4             111                180
                            ------          ------          ----          ----         ----          ------           --------
Net realized gain (loss)
 on investments.........       309             112            13            (3)           4             111                180
                            ------          ------          ----          ----         ----          ------           --------
Net unrealized
 appreciation of
 investments:
 Beginning of year......        --              --            --            --           --              --                 --
 End of year............     7,939           6,211           253           411          561           1,303            116,673
                            ------          ------          ----          ----         ----          ------           --------
Net unrealized
 appreciation of
 investments during the
 year...................     7,939           6,211           253           411          561           1,303            116,673
                            ------          ------          ----          ----         ----          ------           --------
Net realized and
 unrealized gain on
 investments............     8,248           6,323           266           408          565           1,414            116,853
                            ------          ------          ----          ----         ----          ------           --------
Net increase in net
 assets resulting from
 operations.............    $8,109          $6,153          $260          $372         $552          $1,374           $115,262
                            ======          ======          ====          ====         ====          ======           ========

                          FRANKLIN     TEMPLETON     ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                           RISING       FOREIGN          GROWTH &             SMALL CAP
                          DIVIDENDS    SECURITIES         INCOME                VALUE
                            FUND          FUND           PORTFOLIO            PORTFOLIO
------------------------  -----------------------------------------------------------------
INVESTMENT INCOME
Dividends...............   $   198      $    446               --              $   151
EXPENSES
Mortality and expense
 risks..................       317         2,817          $   510                  265
                           -------      --------          -------              -------
Net investment loss.....      (119)       (2,371)            (510)                (114)
                           -------      --------          -------              -------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS
Realized gain
 distributions
 reinvested.............       602            --               --                  360
Net realized gain (loss)
 from redemption of
 investment shares......      (852)          405              171                1,523
                           -------      --------          -------              -------
Net realized gain (loss)
 on investments.........      (250)          405              171                1,883
                           -------      --------          -------              -------
Net unrealized
 appreciation of
 investments:
 Beginning of year......        --            --               --                   --
 End of year............    13,902       177,102           24,601               15,790
                           -------      --------          -------              -------
Net unrealized
 appreciation of
 investments during the
 year...................    13,902       177,102           24,601               15,790
                           -------      --------          -------              -------
Net realized and
 unrealized gain on
 investments............    13,652       177,507           24,772               17,673
                           -------      --------          -------              -------
Net increase in net
 assets resulting from
 operations.............   $13,533      $175,136          $24,262              $17,559
                           =======      ========          =======              =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                 PUTNAM       PUTNAM                 VANGUARD      VANGUARD
                               MFS INVESTORS                    GROWTH &   INTERNATIONAL   PUTNAM     EQUITY      TOTAL BOND
                                GROWTH STOCK      MFS VALUE      INCOME       EQUITY       VOYAGER    INCOME     MARKET INDEX
                                   SERIES           SERIES        FUND         FUND         FUND     PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................           --               --           --           --           --         --           --
EXPENSES
Mortality and expense
 risks......................       $   68          $   216       $  127       $  133       $   82     $   22         $ 12
                                   ------          -------       ------       ------       ------     ------         ----
Net investment loss.........          (68)            (216)        (127)        (133)         (82)       (22)         (12)
                                   ------          -------       ------       ------       ------     ------         ----
NET REALIZED AND UNREALIZED
 (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
 reinvested.................           --               --           --           --           --         --           --
Net realized gain (loss)
 from redemption of
 investment shares..........           13               85           34         (455)          36         74           (1)
                                   ------          -------       ------       ------       ------     ------         ----
Net realized gain (loss) on
 investments................           13               85           34         (455)          36         74           (1)
                                   ------          -------       ------       ------       ------     ------         ----
Net unrealized appreciation
 of investments:
 Beginning of year..........           --               --           --           --           --         --           --
 End of year................        1,332           12,933        4,806        7,024        2,201      1,146           47
                                   ------          -------       ------       ------       ------     ------         ----
Net unrealized appreciation
 of investments during the
 year.......................        1,332           12,933        4,806        7,024        2,201      1,146           47
                                   ------          -------       ------       ------       ------     ------         ----
Net realized and unrealized
 gain on investments........        1,345           13,018        4,840        6,569        2,237      1,220           46
                                   ------          -------       ------       ------       ------     ------         ----
Net increase in net assets
 resulting from
 operations.................       $1,277          $12,802       $4,713       $6,436       $2,155     $1,198         $ 34
                                   ======          =======       ======       ======       ======     ======         ====

                               VANGUARD    VANGUARD     VAN KAMPEN     VAN KAMPEN
                              HIGH YIELD    MID CAP     CORE PLUS       EMERGING        VAN KAMPEN
                                 BOND        INDEX     FIXED INCOME   MARKETS DEBT   U.S. REAL ESTATE
                              PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO        PORTFOLIO
----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................       --           --           --              --               --
EXPENSES
Mortality and expense
 risks......................     $ 65       $   61         $ 74          $  126          $ 1,452
                                 ----       ------         ----          ------          -------
Net investment loss.........      (65)         (61)         (74)           (126)          (1,452)
                                 ----       ------         ----          ------          -------
NET REALIZED AND UNREALIZED
 (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
 reinvested.................       --           --           --              --               --
Net realized gain (loss)
 from redemption of
 investment shares..........        9           87           60            (255)             283
                                 ----       ------         ----          ------          -------
Net realized gain (loss) on
 investments................        9           87           60            (255)             283
                                 ----       ------         ----          ------          -------
Net unrealized appreciation
 of investments:
 Beginning of year..........       --           --           --              --               --
 End of year................      939        3,081          740           3,525           71,810
                                 ----       ------         ----          ------          -------
Net unrealized appreciation
 of investments during the
 year.......................      939        3,081          740           3,525           71,810
                                 ----       ------         ----          ------          -------
Net realized and unrealized
 gain on investments........      948        3,168          800           3,270           72,093
                                 ----       ------         ----          ------          -------
Net increase in net assets
 resulting from
 operations.................     $883       $3,107         $726          $3,144          $70,641
                                 ====       ======         ====          ======          =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                               GARTMORE
                                                                 GARTMORE        GVIT                    GARTMORE       DREYFUS
                                                   GARTMORE        GVIT       GOVERNMENT   JP MORGAN       GVIT          GVIT
                                                     GVIT          MONEY         BOND         GVIT       MID CAP     INTERNATIONAL
                                                  NATIONWIDE      MARKET      (CLASS IV)    BALANCED      GROWTH         VALUE
                                      TOTAL          FUND          FUND          FUND         FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $    977,066   $    21,322   $     2,252   $ 160,911    $  50,125    $  (27,861)   $   61,671
Net realized gain (loss) on
 investments.....................    (9,099,569)     (483,413)           --      34,780      (33,467)      (56,874)     (230,121)
Net unrealized appreciation
 (depreciation) of investments
 during the year.................    43,183,190     1,340,204            --    (136,200)     204,595     1,418,725     1,290,062
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
Net increase in net assets from
 operations......................    35,060,687       878,113         2,252      59,491      221,253     1,333,990     1,121,612
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    28,909,755       526,047     4,639,714     239,987      186,350       608,703       494,630
Cost of insurance and
 administrative charges..........   (13,490,905)     (353,644)     (952,321)   (159,762)    (146,726)     (354,338)     (230,615)
Surrenders and forfeitures.......    (3,940,587)     (125,565)     (450,554)    (14,159)     (20,501)     (211,232)      (59,991)
Deduction for surrender
 charges.........................    (2,105,532)      (65,022)     (170,991)    (11,645)     (23,519)      (74,897)      (34,576)
Transfers between portfolios and
 the Guaranteed Account..........    (1,736,698)     (998,678)   (3,203,308)   (130,308)      (5,352)      110,637        15,619
Net (withdrawals) repayments due
 to policy loans.................      (628,595)       (9,810)     (132,265)     (1,979)          29       (29,542)       (7,584)
Withdrawals due to death
 benefits........................      (366,709)         (764)      (20,945)     (8,983)      (6,920)      (17,163)      (28,372)
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................     6,640,729    (1,027,436)     (290,670)    (86,849)     (16,639)       32,168       149,111
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
Amounts contributed/(withdrawn)
 by Nationwide Life and Annuity
 Company of America including
 seed money and reimbursements...         1,892            24            --          (2)          (2)           12         1,215
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
Total increase (decrease) in net
 assets..........................    41,703,308      (149,299)     (288,418)    (27,360)     204,612     1,366,170     1,271,938
NET ASSETS
 Beginning of year...............   120,510,153     3,565,085     6,558,118   2,162,906    1,243,538     3,502,538     3,002,687
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
 End of year.....................  $162,213,461   $ 3,415,786   $ 6,269,700   $2,135,546   $1,448,150   $4,868,708    $4,274,625
                                   ============   ===========   ===========   ==========   ==========   ==========    ==========
CHANGES IN UNITS
 Beginning units.................       626,668        13,099        35,270       7,441        4,452        10,053        11,477
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
 Units purchased.................       329,059         2,008        40,979       1,795          987         2,759         5,609
 Units redeemed..................      (255,998)       (5,345)      (41,811)     (2,407)      (1,000)       (2,556)       (4,032)
                                   ------------   -----------   -----------   ----------   ----------   ----------    ----------
 Ending units....................       699,729         9,762        34,438       6,829        4,439        10,256        13,054
                                   ============   ===========   ===========   ==========   ==========   ==========    ==========


                                                              GARTMORE     GARTMORE
                                    GARTMORE     COMSTOCK       GVIT         GVIT
                                      GVIT         GVIT        SMALL      SMALL CAP
                                     GROWTH       VALUE       COMPANY       VALUE
                                      FUND         FUND         FUND         FUND
---------------------------------  -------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $  (15,403)  $   23,184   $  (14,106)  $  (22,478)
Net realized gain (loss) on
 investments.....................    (652,299)     (21,667)    (222,189)     (27,559)
Net unrealized appreciation
 (depreciation) of investments
 during the year.................   1,276,881      854,087    1,049,555    1,420,862
                                   ----------   ----------   ----------   ----------
Net increase in net assets from
 operations......................     609,179      855,604      813,260    1,370,825
                                   ----------   ----------   ----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     561,045      749,361      463,424      647,971
Cost of insurance and
 administrative charges..........    (292,171)    (238,410)    (238,847)    (237,772)
Surrenders and forfeitures.......     (69,767)     (27,953)     (28,821)     (50,380)
Deduction for surrender
 charges.........................     (28,179)     (35,614)     (31,226)     (37,282)
Transfers between portfolios and
 the Guaranteed Account..........    (133,457)     245,764      (80,029)     (51,924)
Net (withdrawals) repayments due
 to policy loans.................       1,878       (1,310)      (4,565)     (20,130)
Withdrawals due to death
 benefits........................      (4,003)      (4,184)      (1,395)      (6,034)
                                   ----------   ----------   ----------   ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................      35,346      687,654       78,541      244,449
                                   ----------   ----------   ----------   ----------
Amounts contributed/(withdrawn)
 by Nationwide Life and Annuity
 Company of America including
 seed money and reimbursements...      28,841       65,032      (63,988)          29
                                   ----------   ----------   ----------   ----------
Total increase (decrease) in net
 assets..........................     673,366    1,608,290      827,813    1,615,303
NET ASSETS
 Beginning of year...............   2,033,729    2,748,217    1,596,545    2,686,224
                                   ----------   ----------   ----------   ----------
 End of year.....................  $2,707,095   $4,356,507   $2,424,358   $4,301,527
                                   ==========   ==========   ==========   ==========
CHANGES IN UNITS
 Beginning units.................      22,846       27,117       16,831       24,480
                                   ----------   ----------   ----------   ----------
 Units purchased.................       7,629       13,403        6,502       11,459
 Units redeemed..................      (6,550)      (7,710)      (5,185)      (8,802)
                                   ----------   ----------   ----------   ----------
 Ending units....................      23,925       32,810       18,148       27,137
                                   ==========   ==========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                                   GARTMORE
                                                                      GARTMORE       GARTMORE       GARTMORE         GVIT
                                      GARTMORE        GARTMORE          GVIT           GVIT           GVIT         INVESTOR
                                        GVIT            GVIT          INVESTOR       INVESTOR       INVESTOR     DESTINATIONS
                                       EQUITY        GOVERNMENT     DESTINATIONS   DESTINATIONS   DESTINATIONS    MODERATELY
                                      500 INDEX    BOND (CLASS I)    AGGRESSIVE    CONSERVATIVE     MODERATE      AGGRESSIVE
                                        FUND            FUND            FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   258,105      $    455         $   10         $   25        $   176        $   177
Net realized gain (loss) on
 investments.......................     (795,528)         (225)           119             13            170             84
Net unrealized appreciation
 (depreciation) of investments
 during the year...................    6,007,739          (642)           137             51          1,912          3,172
                                     -----------      --------         ------         ------        -------        -------
Net increase (decrease) in net
 assets from operations............    5,470,316          (412)           266             89          2,258          3,433
                                     -----------      --------         ------         ------        -------        -------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........    4,571,386         6,863          2,634          1,098         17,691         10,095
Cost of insurance and
 administrative charges............   (2,713,386)       (2,295)          (599)          (519)        (5,114)        (1,150)
Surrenders and forfeitures.........     (406,441)       11,645             --             --             --             --
Deduction for surrender charges....     (386,264)      (11,645)            --             --             --             --
Transfers between portfolios and
 the Guaranteed Account............     (763,913)       18,461             28          2,361         18,106         38,376
Net withdrawals due to policy
 loans.............................      (68,848)           --             --             --             --             --
Withdrawals due to death
 benefits..........................      (26,802)           --             --             --             --             --
                                     -----------      --------         ------         ------        -------        -------
Net increase (decrease) in net
 assets derived from policy
 transactions......................      205,732        23,029          2,063          2,940         30,683         47,321
                                     -----------      --------         ------         ------        -------        -------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity
 Company of America including seed
 money and reimbursements..........      (29,956)           --             --             --             --             --
                                     -----------      --------         ------         ------        -------        -------
Total increase in net assets.......    5,646,092        22,617          2,329          3,029         32,941         50,754
NET ASSETS
 Beginning of year.................   19,472,519            --             --             --             --             --
                                     -----------      --------         ------         ------        -------        -------
 End of year.......................  $25,118,611      $ 22,617         $2,329         $3,029        $32,941        $50,754
                                     ===========      ========         ======         ======        =======        =======
CHANGES IN UNITS
 Beginning units...................       64,947            --             --             --             --             --
                                     -----------      --------         ------         ------        -------        -------
 Units purchased...................       20,181           339             24             33            329            339
 Units redeemed....................      (18,315)         (119)            (6)            (5)           (47)           (10)
                                     -----------      --------         ------         ------        -------        -------
 Ending units......................       66,813           220             18             28            282            329
                                     ===========      ========         ======         ======        =======        =======

                                       GARTMORE
                                         GVIT
                                       INVESTOR       GARTMORE      DREYFUS
                                     DESTINATIONS       GVIT          GVIT
                                      MODERATELY      EMERGING      MID CAP
                                     CONSERVATIVE     MARKETS        INDEX
                                         FUND           FUND          FUND
-----------------------------------  ----------------------------------------
FROM OPERATIONS
Net investment income (loss).......    $    618       $   (263)    $      102
Net realized gain (loss) on
 investments.......................       4,741          6,330            552
Net unrealized appreciation
 (depreciation) of investments
 during the year...................         187        125,711        141,658
                                       --------       --------     ----------
Net increase (decrease) in net
 assets from operations............       5,546        131,778        142,312
                                       --------       --------     ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........      29,302         78,339        155,623
Cost of insurance and
 administrative charges............      (1,290)        (5,543)       (10,355)
Surrenders and forfeitures.........          --             --             --
Deduction for surrender charges....          --             --             --
Transfers between portfolios and
 the Guaranteed Account............     (28,545)       711,713      1,348,370
Net withdrawals due to policy
 loans.............................          --            (19)            --
Withdrawals due to death
 benefits..........................          --             --             --
                                       --------       --------     ----------
Net increase (decrease) in net
 assets derived from policy
 transactions......................        (533)       784,490      1,493,638
                                       --------       --------     ----------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity
 Company of America including seed
 money and reimbursements..........          --             --             --
                                       --------       --------     ----------
Total increase in net assets.......       5,013        916,268      1,635,950
NET ASSETS
 Beginning of year.................          --             --             --
                                       --------       --------     ----------
 End of year.......................    $  5,013       $916,268     $1,635,950
                                       ========       ========     ==========
CHANGES IN UNITS
 Beginning units...................          --             --             --
                                       --------       --------     ----------
 Units purchased...................         327          4,750         10,017
 Units redeemed....................        (282)          (206)           (78)
                                       --------       --------     ----------
 Ending units......................          45          4,544          9,939
                                       ========       ========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

                                                                                         GARTMORE
                                      FEDERATED        GARTMORE         GARTMORE           GVIT                     GARTMORE
                                        GVIT             GVIT             GVIT            GLOBAL         GVIT         GVIT
                                     HIGH INCOME   GLOBAL FINANCIAL   GLOBAL HEALTH    TECHNOLOGY &    SMALL CAP   U.S. GROWTH
                                        BOND           SERVICES         SCIENCES      COMMUNICATIONS    GROWTH       LEADERS
                                        FUND             FUND             FUND             FUND          FUND         FUND
                                     -----------   ----------------   -------------   --------------   ---------   -----------
FROM OPERATIONS
Net investment income (loss).......    $  203          $    66           $   (92)        $  (152)       $  (205)     $  (43)
Net realized gain on investments...        23            3,111             6,098           7,273          3,045       2,284
Net unrealized appreciation
 (depreciation) of investments
 during the year...................       159             (336)           (1,301)            314          2,248        (197)
                                       ------          -------           -------         -------        -------      ------
Net increase in net assets from
 operations........................       385            2,841             4,705           7,435          5,088       2,044
                                       ------          -------           -------         -------        -------      ------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     3,128              377            12,171           2,595         27,372       4,132
Cost of insurance and
 administrative charges............      (686)            (258)           (1,200)         (2,647)        (1,716)       (340)
Surrenders and forfeitures.........        --               --                --             856             --          --
Deduction for surrender charges....        --               --                --            (882)            --          --
Transfers between portfolios and
 the Guaranteed Account............     7,127           25,055            37,539          45,685         48,524      (1,037)
Net repayments (withdrawals) due to
 policy loans......................        --               --                --              --             --          --
Withdrawals due to death
 benefits..........................        --               --                --              --             --          --
                                       ------          -------           -------         -------        -------      ------
Net increase in net assets derived
 from policy transactions..........     9,569           25,174            48,510          45,607         74,180       2,755
                                       ------          -------           -------         -------        -------      ------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America including seed money and
 reimbursements....................        --               --                --              --              8          13
                                       ------          -------           -------         -------        -------      ------
Total increase in net assets.......     9,954           28,015            53,215          53,042         79,276       4,812
NET ASSETS
 Beginning of year.................        --               --                --              --             --          --
                                       ------          -------           -------         -------        -------      ------
 End of year.......................    $9,954          $28,015           $53,215         $53,042        $79,276      $4,812
                                       ======          =======           =======         =======        =======      ======
CHANGES IN UNITS
 Beginning units...................        --               --                --              --             --          --
                                       ------          -------           -------         -------        -------      ------
 Units purchased...................        82              312               544             656            729         250
 Units redeemed....................        (7)            (103)             (123)           (318)          (263)       (214)
                                       ------          -------           -------         -------        -------      ------
 Ending units......................        75              209               421             338            466          36
                                       ======          =======           =======         =======        =======      ======


                                      VAN KAMPEN
                                         GVIT
                                     MULTI SECTOR
                                         BOND
                                         FUND
                                     ------------
FROM OPERATIONS
Net investment income (loss).......     $   248
Net realized gain on investments...           5
Net unrealized appreciation
 (depreciation) of investments
 during the year...................         145
                                        -------
Net increase in net assets from
 operations........................         398
                                        -------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........         280
Cost of insurance and
 administrative charges............        (315)
Surrenders and forfeitures.........          --
Deduction for surrender charges....          --
Transfers between portfolios and
 the Guaranteed Account............      13,732
Net repayments (withdrawals) due to
 policy loans......................          --
Withdrawals due to death
 benefits..........................          --
                                        -------
Net increase in net assets derived
 from policy transactions..........      13,697
                                        -------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America including seed money and
 reimbursements....................          --
                                        -------
Total increase in net assets.......      14,095
NET ASSETS
 Beginning of year.................          --
                                        -------
 End of year.......................     $14,095
                                        =======
CHANGES IN UNITS
 Beginning units...................          --
                                        -------
 Units purchased...................         136
 Units redeemed....................          (3)
                                        -------
 Ending units......................         133
                                        =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                          FIDELITY
                                      FIDELITY                    FIDELITY                   FIDELITY    INVESTMENT
                                       EQUITY-      FIDELITY        HIGH       FIDELITY       ASSET        GRADE       FIDELITY
                                       INCOME        GROWTH        INCOME      OVERSEAS      MANAGER        BOND      CONTRAFUND
                                      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   157,762   $   (76,906)  $  154,514   $    11,021   $  124,149   $ 141,116    $   (29,462)
Net realized gain (loss) on
 investments.......................     (471,417)     (862,566)    (322,646)   (2,138,964)    (193,721)    235,169       (229,498)
Net unrealized appreciation of
 investments during the year.......    4,011,230     6,053,951      725,983     4,546,262      750,078    (178,858)     3,418,665
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
Net increase in net assets from
 operations........................    3,697,575     5,114,479      557,851     2,418,319      680,506     197,427      3,159,705
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........    2,229,256     3,575,810      389,828     1,217,240      457,394     609,458      2,064,200
Cost of insurance and
 administrative charges............   (1,195,296)   (1,942,166)    (258,424)     (525,131)    (350,593)   (374,948)    (1,108,126)
Surrenders and forfeitures.........     (471,886)     (378,126)     (78,547)     (140,813)    (274,914)    (60,654)      (205,951)
Deduction for surrender charges....     (224,122)     (331,309)     (19,485)      (52,492)     (71,984)    (32,309)      (210,682)
Transfers between portfolios and
 the Guaranteed Account............   (1,406,736)     (405,536)     (36,999)   (2,341,750)      73,920     (37,642)    (1,257,410)
Net withdrawals due to policy
 loans.............................      (73,222)      (70,203)      (2,478)       (8,008)     (31,752)    (27,931)       (28,452)
Withdrawals due to death
 benefits..........................      (37,725)      (45,568)      (7,907)       (2,937)     (41,584)    (20,372)       (50,350)
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
Net (decrease) increase in net
 assets derived from policy
 transactions......................   (1,179,731)      402,902      (14,012)   (1,853,891)    (239,513)     55,602       (796,771)
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
Amounts contributed/(withdrawn) by
 Nationwide Life and Annuity
 Company of America including seed
 money and reimbursements..........           39            25          (10)            1           13           9             30
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
Total increase in net assets.......    2,517,883     5,517,406      543,829       564,429      441,006     253,038      2,362,964
NET ASSETS
 Beginning of year.................   12,897,722    15,861,522    2,085,453     6,004,717    4,064,127   3,941,918     11,488,615
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
 End of year.......................  $15,415,605   $21,378,928   $2,629,282   $ 6,569,146   $4,505,133   $4,194,956   $13,851,579
                                     ===========   ===========   ==========   ===========   ==========   ==========   ===========
CHANGES IN UNITS
 Beginning units...................       42,532        60,446       11,820        40,168       17,042      15,528         51,429
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
 Units purchased...................       10,176        17,388        4,830        10,327        2,652       6,205         12,258
 Units redeemed....................      (12,795)      (15,033)      (4,244)      (20,538)      (3,139)     (5,813)       (14,815)
                                     -----------   -----------   ----------   -----------   ----------   ----------   -----------
 Ending units......................       39,913        62,801       12,406        29,957       16,555      15,920         48,872
                                     ===========   ===========   ==========   ===========   ==========   ==========   ===========

                                                               FIDELITY
                                                              INVESTMENT   FIDELITY
                                     FIDELITY                   GRADE       EQUITY-    FIDELITY    FIDELITY
                                        MID       FIDELITY       BOND       INCOME      GROWTH     OVERSEAS
                                        CAP        VALUE       (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                      GROWTH     STRATEGIES    SHARES)      SHARES)     SHARES)     SHARES)
                                     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
-----------------------------------  -----------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   (421)    $  (146)     $   (86)     $   (32)    $   (45)    $  (32)
Net realized gain (loss) on
 investments.......................     3,100       8,762         (205)         280         148         83
Net unrealized appreciation of
 investments during the year.......    26,023       1,591          542        1,814       1,686        916
                                     --------     -------      -------      -------     -------     ------
Net increase in net assets from
 operations........................    28,702      10,207          251        2,062       1,789        967
                                     --------     -------      -------      -------     -------     ------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........    22,119      12,600       19,070        8,778      12,094      3,259
Cost of insurance and
 administrative charges............    (4,036)     (1,840)      (3,620)      (2,975)     (3,168)      (549)
Surrenders and forfeitures.........        --          --           --           --          --         --
Deduction for surrender charges....        --          --           --           --          --         --
Transfers between portfolios and
 the Guaranteed Account............   165,759      30,309       12,307       14,954      19,686      2,901
Net withdrawals due to policy
 loans.............................        --          --           --           --          --         --
Withdrawals due to death
 benefits..........................        --          --           --           --          --         --
                                     --------     -------      -------      -------     -------     ------
Net (decrease) increase in net
 assets derived from policy
 transactions......................   183,842      41,069       27,757       20,757      28,612      5,611
                                     --------     -------      -------      -------     -------     ------
Amounts contributed/(withdrawn) by
 Nationwide Life and Annuity
 Company of America including seed
 money and reimbursements..........        --          --           --           --          --         21
                                     --------     -------      -------      -------     -------     ------
Total increase in net assets.......   212,544      51,276       28,008       22,819      30,401      6,599
NET ASSETS
 Beginning of year.................        --          --           --           --          --         --
                                     --------     -------      -------      -------     -------     ------
 End of year.......................  $212,544     $51,276      $28,008      $22,819     $30,401     $6,599
                                     ========     =======      =======      =======     =======     ======
CHANGES IN UNITS
 Beginning units...................        --          --           --           --          --         --
                                     --------     -------      -------      -------     -------     ------
 Units purchased...................     1,560         496          489          212         270         52
 Units redeemed....................      (135)       (167)        (222)         (28)        (27)        (4)
                                     --------     -------      -------      -------     -------     ------
 Ending units......................     1,425         329          267          184         243         48
                                     ========     =======      =======      =======     =======     ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                       NEUBERGER
                                         BERMAN                              NEUBERGER   NEUBERGER
                                        LIMITED     NEUBERGER    NEUBERGER    BERMAN       BERMAN      VAN ECK      VAN ECK
                                        MATURITY      BERMAN      BERMAN      MID-CAP     SOCIALLY    WORLDWIDE    WORLDWIDE
                                          BOND       PARTNERS    FASCIANO     GROWTH     RESPONSIVE     BOND      HARD ASSETS
                                       PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........  $   71,653   $  (12,552)   $  (35)     $  (203)    $   (36)    $  9,515     $ (1,196)
Net realized gain on investments.....      58,169     (117,934)       55        2,614          14       74,221       13,036
Net unrealized (depreciation)
  appreciation of investments during
  the year...........................     (86,168)     715,419     1,106        2,152       2,335       62,246      241,691
                                       ----------   ----------    ------      -------     -------     --------     --------
Net increase in net assets from
  operations.........................      43,654      584,933     1,126        4,563       2,313      145,982      253,531
                                       ----------   ----------    ------      -------     -------     --------     --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums..........     264,092      254,683       105       14,712         153      143,653       71,601
Cost of insurance and administrative
  charges............................    (135,923)    (185,922)     (779)      (1,946)       (270)     (92,652)     (44,152)
Surrenders and forfeitures...........    (605,001)     (21,465)       --           --          --      (56,553)      (7,303)
Deduction for surrender charges......     (58,976)     (17,625)       --           --          --      (15,519)      (3,419)
Transfers between portfolios and the
  Guaranteed Account.................     (15,330)     (56,153)    8,975       46,004      25,473      (54,660)    (105,659)
Net (withdrawals) repayments due to
  policy loans.......................     (50,332)     (10,605)       --           --          --       (1,620)       1,076
Withdrawals due to death benefits....     (15,415)        (874)       --           --          --       (4,274)        (798)
                                       ----------   ----------    ------      -------     -------     --------     --------
Net (decrease) increase in net assets
  derived from policy transactions...    (616,885)     (37,961)    8,301       58,770      25,356      (81,625)     (88,654)
                                       ----------   ----------    ------      -------     -------     --------     --------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity Company
  of America including seed money and
  reimbursements.....................          (1)           4         1            1          --          349           (3)
                                       ----------   ----------    ------      -------     -------     --------     --------
Total (decrease) increase in net
  assets.............................    (573,232)     546,976     9,428       63,334      27,669       64,706      164,874
NET ASSETS
  Beginning of year..................   2,510,320    1,709,052        --           --          --      892,183      638,035
                                       ----------   ----------    ------      -------     -------     --------     --------
  End of year........................  $1,937,088   $2,256,028    $9,428      $63,334     $27,669     $956,889     $802,909
                                       ==========   ==========    ======      =======     =======     ========     ========
CHANGES IN UNITS
  Beginning units....................      11,944       12,980        --           --          --        3,741        3,484
                                       ----------   ----------    ------      -------     -------     --------     --------
  Units purchased....................       2,662        2,200        82          662         227        1,953          799
  Units redeemed.....................      (6,518)      (2,165)       (7)        (208)         (2)      (2,070)      (1,239)
                                       ----------   ----------    ------      -------     -------     --------     --------
  Ending units.......................       8,088       13,015        75          454         225        3,624        3,044
                                       ==========   ==========    ======      =======     =======     ========     ========


                                        VAN ECK                       ALGER
                                       WORLDWIDE      VAN ECK        AMERICAN        STRONG
                                        EMERGING     WORLDWIDE        SMALL         MID-CAP       STRONG
                                        MARKETS     REAL ESTATE   CAPITALIZATION     GROWTH     OPPORTUNITY
                                       PORTFOLIO     PORTFOLIO      PORTFOLIO       FUND II       FUND II
-------------------------------------  --------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........  $  (15,286)   $  7,538      $   (33,923)    $   (7,952)  $   (9,348)
Net realized gain on investments.....    (229,733)        813       (2,099,254)      (266,559)    (130,924)
Net unrealized (depreciation)
  appreciation of investments during
  the year...........................   1,464,487     167,228        3,872,493        588,336      627,469
                                       ----------    --------      -----------     ----------   ----------
Net increase in net assets from
  operations.........................   1,219,468     175,579        1,739,316        313,825      487,197
                                       ----------    --------      -----------     ----------   ----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums..........     423,222      96,864        1,011,239        307,096      322,557
Cost of insurance and administrative
  charges............................    (219,400)    (50,950)        (539,913)      (161,693)    (138,657)
Surrenders and forfeitures...........     (53,539)       (199)        (118,272)           265      (14,306)
Deduction for surrender charges......     (28,871)     (3,944)         (87,536)       (11,390)     (15,570)
Transfers between portfolios and the
  Guaranteed Account.................    (707,125)     20,025         (720,291)      (215,327)    (135,823)
Net (withdrawals) repayments due to
  policy loans.......................     (10,497)     (3,038)         (13,244)        (2,973)     (16,261)
Withdrawals due to death benefits....      (4,446)         --           (5,954)          (299)      (2,661)
                                       ----------    --------      -----------     ----------   ----------
Net (decrease) increase in net assets
  derived from policy transactions...    (600,656)     58,758         (473,971)       (84,321)        (721)
                                       ----------    --------      -----------     ----------   ----------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity Company
  of America including seed money and
  reimbursements.....................           2          (2)              15             20            7
                                       ----------    --------      -----------     ----------   ----------
Total (decrease) increase in net
  assets.............................     618,814     234,335        1,265,360        229,524      486,483
NET ASSETS
  Beginning of year..................   2,288,166     518,813        4,203,090        941,319    1,175,749
                                       ----------    --------      -----------     ----------   ----------
  End of year........................  $2,906,980    $753,148      $ 5,468,450     $1,170,843   $1,662,232
                                       ==========    ========      ===========     ==========   ==========
CHANGES IN UNITS
  Beginning units....................      23,684       4,162           47,965         22,337       14,221
                                       ----------    --------      -----------     ----------   ----------
  Units purchased....................       7,481       1,518           14,099         12,554        9,274
  Units redeemed.....................     (12,417)     (1,133)         (19,071)       (14,034)      (8,363)
                                       ----------    --------      -----------     ----------   ----------
  Ending units.......................      18,748       4,547           42,993         20,857       15,132
                                       ==========    ========      ===========     ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                     DREYFUS       DREYFUS                     AMERICAN      AMERICAN    AMERICAN
                                       DREYFUS      DEVELOPING    SMALL CAP      DREYFUS      CENTURY VP     CENTURY     CENTURY
                                     APPRECIATION    LEADERS     STOCK INDEX   STOCK INDEX   INTERNATIONAL   VP ULTRA    VP VALUE
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND           FUND          FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......    $  1,019      $   (55)     $   (110)     $    472       $     76      $  (398)   $   (1,266)
Net realized gain on investments...       4,439           33         1,350           175         (1,451)        (563)       (1,141)
Net unrealized appreciation of
  investments during the year......      13,117        2,743        17,235         9,257         24,742       20,155       120,322
                                       --------      -------      --------      --------       --------      --------   ----------
Net increase (decrease) in net
  assets from operations...........      18,575        2,721        18,475         9,904         23,367       19,194       117,915
                                       --------      -------      --------      --------       --------      --------   ----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........      37,224        1,328        25,514        11,133         30,038       38,523       123,253
Cost of insurance and
  administrative charges...........      (6,796)        (372)       (6,659)       (5,138)        (3,448)      (6,283)      (17,276)
Surrenders and forfeitures.........         (39)          --            --            --            (45)           2            80
Deduction for surrender charges....        (456)          --            --            --           (453)          --          (800)
Transfers between portfolios and
  the Guaranteed Account...........      14,547       21,951       119,872       109,059         (3,591)      44,353       858,286
Net withdrawals due to policy
  loans............................        (677)          --            --            --            (97)          --            --
Withdrawals due to death
  benefits.........................          10           --            --            --             --           --            --
                                       --------      -------      --------      --------       --------      --------   ----------
Net increase in net assets derived
  from policy transactions.........      43,813       22,907       138,727       115,054         22,404       76,595       963,543
                                       --------      -------      --------      --------       --------      --------   ----------
Amounts contributed/(withdrawn) by
  Nationwide Life and Annuity
  Company of America including seed
  money and reimbursements.........          --           10            --            (1)            --           --             1
                                       --------      -------      --------      --------       --------      --------   ----------
Total increase in net assets.......      62,388       25,638       157,202       124,957         45,771       95,789     1,081,459
NET ASSETS
  Beginning of year................      55,752           --            --            --         71,102       22,909        43,774
                                       --------      -------      --------      --------       --------      --------   ----------
  End of year......................    $118,140      $25,638      $157,202      $124,957       $116,873      $118,698   $1,125,233
                                       ========      =======      ========      ========       ========      ========   ==========
CHANGES IN UNITS
  Beginning units..................         407           --            --            --            558           35           200
                                       --------      -------      --------      --------       --------      --------   ----------
  Units purchased..................       1,052          183         1,226         1,068            788        1,067         7,985
  Units redeemed...................        (677)          (3)          (56)          (45)          (504)        (338)         (224)
                                       --------      -------      --------      --------       --------      --------   ----------
  Ending units.....................         782          180         1,170         1,023            842          764         7,961
                                       ========      =======      ========      ========       ========      ========   ==========

                                     AMERICAN    AMERICAN
                                     CENTURY     CENTURY
                                        VP          VP
                                     INCOME &   INFLATION
                                      GROWTH    PROTECTION
                                       FUND        FUND
-----------------------------------  ---------------------
FROM OPERATIONS
Net investment income (loss).......  $   (99)    $     2
Net realized gain on investments...      111           1
Net unrealized appreciation of
  investments during the year......    4,987          25
                                     -------     -------
Net increase (decrease) in net
  assets from operations...........    4,999          28
                                     -------     -------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    7,304         205
Cost of insurance and
  administrative charges...........   (3,231)       (126)
Surrenders and forfeitures.........       --          --
Deduction for surrender charges....       --          --
Transfers between portfolios and
  the Guaranteed Account...........   39,972      12,269
Net withdrawals due to policy
  loans............................       --          --
Withdrawals due to death
  benefits.........................       --          --
                                     -------     -------
Net increase in net assets derived
  from policy transactions.........   44,045      12,348
                                     -------     -------
Amounts contributed/(withdrawn) by
  Nationwide Life and Annuity
  Company of America including seed
  money and reimbursements.........       --          --
                                     -------     -------
Total increase in net assets.......   49,044      12,376
NET ASSETS
  Beginning of year................       --          --
                                     -------     -------
  End of year......................  $49,044     $12,376
                                     =======     =======
CHANGES IN UNITS
  Beginning units..................       --          --
                                     -------     -------
  Units purchased..................      432         122
  Units redeemed...................      (29)         (2)
                                     -------     -------
  Ending units.....................      403         120
                                     =======     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                 JANUS ASPEN     JANUS ASPEN    JANUS ASPEN                  JANUS ASPEN     OPPENHEIMER
                                   CAPITAL      INTERNATIONAL     GLOBAL      JANUS ASPEN    RISK MANAGED      CAPITAL
                                 APPRECIATION      GROWTH       TECHNOLOGY     BALANCED     LARGE CAP CORE   APPRECIATION
                                  PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND VA
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...    $   (375)       $    439      $   (175)      $   669            --         $   (3,552)
Net realized gain on
  investments..................       2,800          (1,098)        9,964           185          $  2             (1,113)
Net unrealized appreciation of
  investments during the
  year.........................      23,812          25,013         8,080         1,836            10            184,323
                                   --------        --------      --------       -------          ----         ----------
Net increase in net assets from
  operations...................      26,237          24,354        17,869         2,690            12            179,658
                                   --------        --------      --------       -------          ----         ----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums....      45,785          21,637        13,628        22,506           201            211,719
Cost of insurance and
  administrative charges.......     (13,657)         (5,542)       (1,306)       (3,366)          (46)           (24,718)
Surrenders and forfeitures.....        (342)           (220)           --            --            --                 (1)
Deduction for surrender
  charges......................        (313)           (335)           --            --            --                (76)
Transfers between portfolios
  and the Guaranteed Account...      40,616          57,023       (16,793)       38,799            49          1,635,288
Net withdrawals due to policy
  loans........................          --          (1,319)         (194)           --            --                 --
Withdrawals due to death
  benefits.....................          --              --            --            --            --                 10
                                   --------        --------      --------       -------          ----         ----------
Net increase (decrease) in net
  assets derived from policy
  transactions.................      72,089          71,244        (4,665)       57,939           204          1,822,222
                                   --------        --------      --------       -------          ----         ----------
Amounts (withdrawn)/contributed
  by Nationwide Life and
  Annuity Company of America
  including seed money and
  reimbursements...............          (1)             --            --            --            --                 --
                                   --------        --------      --------       -------          ----         ----------
Total increase in net assets...      98,325          95,598        13,204        60,629           216          2,001,880
NET ASSETS
  Beginning of year............      67,061          34,899        40,301            --            --             86,600
                                   --------        --------      --------       -------          ----         ----------
  End of year..................    $165,386        $130,497      $ 53,505       $60,629          $216         $2,088,480
                                   ========        ========      ========       =======          ====         ==========
CHANGES IN UNITS
  Beginning units..............         465             159           218            --            --                591
                                   --------        --------      --------       -------          ----         ----------
  Units purchased..............       1,178             775           689           588             2             15,550
  Units redeemed...............        (432)            (94)         (708)          (77)           --               (257)
                                   --------        --------      --------       -------          ----         ----------
  Ending units.................       1,211             840           199           511             2             15,884
                                   ========        ========      ========       =======          ====         ==========

                                 OPPENHEIMER                               OPPENHEIMER
                                   GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET
                                 SECURITIES    MAIN STREET   HIGH INCOME    SMALL CAP
                                   FUND VA       FUND VA       FUND VA       FUND VA
-------------------------------  -----------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...  $   (1,170)    $    595       $   (40)      $   (73)
Net realized gain on
  investments..................      (2,590)       6,892           152         1,049
Net unrealized appreciation of
  investments during the
  year.........................     171,117       61,169         1,143         1,369
                                 ----------     --------       -------       -------
Net increase in net assets from
  operations...................     167,357       68,656         1,255         2,345
                                 ----------     --------       -------       -------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums....     114,908       64,522        20,693         2,948
Cost of insurance and
  administrative charges.......     (18,490)     (19,906)         (642)       (1,256)
Surrenders and forfeitures.....        (389)         494            --            --
Deduction for surrender
  charges......................      (2,912)      (3,212)           --            --
Transfers between portfolios
  and the Guaranteed Account...     716,814      123,747         8,370        46,070
Net withdrawals due to policy
  loans........................         (96)        (368)           --            --
Withdrawals due to death
  benefits.....................          --           --            --            --
                                 ----------     --------       -------       -------
Net increase (decrease) in net
  assets derived from policy
  transactions.................     809,835      165,277        28,421        47,762
                                 ----------     --------       -------       -------
Amounts (withdrawn)/contributed
  by Nationwide Life and
  Annuity Company of America
  including seed money and
  reimbursements...............          --           --            --             9
                                 ----------     --------       -------       -------
Total increase in net assets...     977,192      233,933        29,676        50,116
NET ASSETS
  Beginning of year............     120,721      174,127            --            --
                                 ----------     --------       -------       -------
  End of year..................  $1,097,913     $408,060       $29,676       $50,116
                                 ==========     ========       =======       =======
CHANGES IN UNITS
  Beginning units..............         932        1,607            --            --
                                 ----------     --------       -------       -------
  Units purchased..............       7,223        2,784           274           402
  Units redeemed...............        (519)      (1,227)           (7)         (101)
                                 ----------     --------       -------       -------
  Ending units.................       7,636        3,164           267           301
                                 ==========     ========       =======       =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                               AIM V.I.      AIM V.I.     FEDERATED   FEDERATED    FEDERATED
                                                AIM V.I.       CAPITAL        CAPITAL      QUALITY    AMERICAN      CAPITAL
                                               BASIC VALUE   APPRECIATION   DEVELOPMENT     BOND       LEADERS    APPRECIATION
                                                  FUND           FUND          FUND        FUND II     FUND II      FUND II
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss..........................    $  (139)      $  (170)       $   (6)      $   (36)    $  (13)      $   (40)
Net realized gain (loss) on investments......        309           112            13            (3)         4           111
Net unrealized appreciation of investments
  during the year............................      7,939         6,211           253           411        561         1,303
                                                 -------       -------        ------       -------     ------       -------
Net increase in net assets from operations...      8,109         6,153           260           372        552         1,374
                                                 -------       -------        ------       -------     ------       -------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..................     15,650         5,325         2,369         8,160        340         3,454
Cost of insurance and administrative
  charges....................................     (2,898)       (1,415)         (132)         (875)      (139)          (55)
Transfers between portfolios and the
  Guaranteed Account.........................     57,975        83,524         2,253        16,733      4,151        15,119
Net withdrawals due to policy loans..........         --            --            --            --         --            --
                                                 -------       -------        ------       -------     ------       -------
Net increase in net assets derived from
  policy transactions........................     70,727        87,434         4,490        24,018      4,352        18,518
                                                 -------       -------        ------       -------     ------       -------
Amounts contributed by Nationwide Life and
  Annuity Company of America including seed
  money and reimbursements...................         --            --            --            --          1            --
                                                 -------       -------        ------       -------     ------       -------
Total increase in net assets.................     78,836        93,587         4,750        24,390      4,905        19,892
NET ASSETS
  Beginning of year..........................         --            --            --            --         --            --
                                                 -------       -------        ------       -------     ------       -------
  End of year................................    $78,836       $93,587        $4,750       $24,390     $4,905       $19,892
                                                 =======       =======        ======       =======     ======       =======
CHANGES IN UNITS
  Beginning units............................         --            --            --            --         --            --
                                                 -------       -------        ------       -------     ------       -------
  Units purchased............................        597           772            38           193         20            90
  Units redeemed.............................        (57)          (13)           (1)           (9)        --            (1)
                                                 -------       -------        ------       -------     ------       -------
  Ending units...............................        540           759            37           184         20            89
                                                 =======       =======        ======       =======     ======       =======

                                                FRANKLIN
                                               SMALL CAP    FRANKLIN    TEMPLETON    ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                 VALUE       RISING      FOREIGN         GROWTH &            SMALL CAP
                                               SECURITIES   DIVIDENDS   SECURITIES        INCOME               VALUE
                                                  FUND        FUND         FUND          PORTFOLIO           PORTFOLIO
---------------------------------------------  ---------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss..........................  $   (1,591)  $   (119)   $   (2,371)      $   (510)           $   (114)
Net realized gain (loss) on investments......         180       (250)          405            171               1,883
Net unrealized appreciation of investments
  during the year............................     116,673     13,902       177,102         24,601              15,790
                                               ----------   --------    ----------       --------            --------
Net increase in net assets from operations...     115,262     13,533       175,136         24,262              17,559
                                               ----------   --------    ----------       --------            --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..................      94,021     26,352       171,129         18,750              15,767
Cost of insurance and administrative
  charges....................................      (8,361)    (2,831)      (12,252)        (4,408)             (2,199)
Transfers between portfolios and the
  Guaranteed Account.........................     853,674    156,456     1,512,561        233,759              96,451
Net withdrawals due to policy loans..........          --         --           (38)           (46)                (19)
                                               ----------   --------    ----------       --------            --------
Net increase in net assets derived from
  policy transactions........................     939,334    179,977     1,671,400        248,055             110,000
                                               ----------   --------    ----------       --------            --------
Amounts contributed by Nationwide Life and
  Annuity Company of America including seed
  money and reimbursements...................          --         --            --             --                 123
                                               ----------   --------    ----------       --------            --------
Total increase in net assets.................   1,054,596    193,510     1,846,536        272,317             127,682
NET ASSETS
  Beginning of year..........................          --         --            --             --                  --
                                               ----------   --------    ----------       --------            --------
  End of year................................  $1,054,596   $193,510    $1,846,536       $272,317            $127,682
                                               ==========   ========    ==========       ========            ========
CHANGES IN UNITS
  Beginning units............................          --         --            --             --                  --
                                               ----------   --------    ----------       --------            --------
  Units purchased............................       6,402        987        11,432          1,426                 932
  Units redeemed.............................        (143)       (20)         (109)           (47)               (134)
                                               ----------   --------    ----------       --------            --------
  Ending units...............................       6,259        967        11,323          1,379                 798
                                               ==========   ========    ==========       ========            ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                         VANGUARD
                                    MFS                                                                    TOTAL
                                 INVESTORS               PUTNAM       PUTNAM                 VANGUARD      BOND       VANGUARD
                                  GROWTH       MFS      GROWTH &   INTERNATIONAL   PUTNAM     EQUITY      MARKET     HIGH YIELD
                                   STOCK      VALUE      INCOME       EQUITY       VOYAGER    INCOME       INDEX        BOND
                                  SERIES      SERIES      FUND         FUND         FUND     PORTFOLIO   PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss............   $   (68)   $   (216)  $  (127)      $  (133)     $   (82)   $   (22)    $  (12)     $   (65)
Net realized gain (loss) on
  investments..................        13          85        34          (455)          36         74         (1)           9
Net unrealized appreciation of
  investments during the
  year.........................     1,332      12,933     4,806         7,024        2,201      1,146         47          939
                                  -------    --------   -------       -------      -------    -------     ------      -------
Net increase in net assets from
  operations...................     1,277      12,802     4,713         6,436        2,155      1,198         34          883
                                  -------    --------   -------       -------      -------    -------     ------      -------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums....     2,039       5,303    12,133        23,693        8,270      5,477      4,871        2,906
Cost of insurance and
  administrative charges.......      (331)     (1,180)   (1,237)       (1,037)      (1,326)    (1,544)      (511)      (2,043)
Transfers between portfolios
  and the Guaranteed Account...    36,865     114,058    38,013        46,099       39,212      6,715      3,499       19,495
Net withdrawals due to policy
  loans........................        --          --        --            --           --         --         --           --
                                  -------    --------   -------       -------      -------    -------     ------      -------
Net increase in net assets
  derived from policy
  transactions.................    38,573     118,181    48,909        68,755       46,156     10,648      7,859       20,358
                                  -------    --------   -------       -------      -------    -------     ------      -------
Amounts contributed by
  Nationwide Life and Annuity
  Company of America including
  seed money and
  reimbursements...............         3          --        --            --           --         --         --           --
                                  -------    --------   -------       -------      -------    -------     ------      -------
Total increase in net assets...    39,853     130,983    53,622        75,191       48,311     11,846      7,893       21,241
NET ASSETS
  Beginning of year............        --          --        --            --           --         --         --           --
                                  -------    --------   -------       -------      -------    -------     ------      -------
  End of year..................   $39,853    $130,983   $53,622       $75,191      $48,311    $11,846     $7,893      $21,241
                                  =======    ========   =======       =======      =======    =======     ======      =======
CHANGES IN UNITS
  Beginning units..............        --          --        --            --           --         --         --           --
                                  -------    --------   -------       -------      -------    -------     ------      -------
  Units purchased..............       334       1,074       408           548          422        115         81          343
  Units redeemed...............        (3)        (11)      (11)          (14)         (12)       (15)        (5)        (157)
                                  -------    --------   -------       -------      -------    -------     ------      -------
  Ending units.................       331       1,063       397           534          410        100         76          186
                                  =======    ========   =======       =======      =======    =======     ======      =======


                                             VAN KAMPEN   VAN KAMPEN
                                 VANGUARD    CORE PLUS     EMERGING    VAN KAMPEN
                                  MID CAP      FIXED       MARKETS        U.S.
                                   INDEX       INCOME        DEBT      REAL ESTATE
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------------------  -------------------------------------------------
FROM OPERATIONS
Net investment loss............   $   (61)    $   (74)     $  (126)     $ (1,452)
Net realized gain (loss) on
  investments..................        87          60         (255)          283
Net unrealized appreciation of
  investments during the
  year.........................     3,081         740        3,525        71,810
                                  -------     -------      -------      --------
Net increase in net assets from
  operations...................     3,107         726        3,144        70,641
                                  -------     -------      -------      --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums....     6,445       2,452       24,797        85,582
Cost of insurance and
  administrative charges.......    (1,447)     (1,931)      (1,735)       (7,612)
Transfers between portfolios
  and the Guaranteed Account...    19,160      34,819       38,419       753,173
Net withdrawals due to policy
  loans........................        --      (2,056)          --            --
                                  -------     -------      -------      --------
Net increase in net assets
  derived from policy
  transactions.................    24,158      33,284       61,481       831,143
                                  -------     -------      -------      --------
Amounts contributed by
  Nationwide Life and Annuity
  Company of America including
  seed money and
  reimbursements...............        --          --           --            --
                                  -------     -------      -------      --------
Total increase in net assets...    27,265      34,010       64,625       901,784
NET ASSETS
  Beginning of year............        --          --           --            --
                                  -------     -------      -------      --------
  End of year..................   $27,265     $34,010      $64,625      $901,784
                                  =======     =======      =======      ========
CHANGES IN UNITS
  Beginning units..............        --          --           --            --
                                  -------     -------      -------      --------
  Units purchased..............       225         348          585         5,695
  Units redeemed...............       (13)        (39)         (56)         (144)
                                  -------     -------      -------      --------
  Ending units.................       212         309          529         5,551
                                  =======     =======      =======      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                  ALL PRO BROAD      MONEY                                  MID CAP
                                                     EQUITY         MARKET         BOND       BALANCED      GROWTH
                                      TOTAL         PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $    957,331    $    10,922    $    41,112   $   70,274   $   27,610   $   (26,118)
Net realized gain (loss) on
 investments.....................    (6,403,180)       203,867             --       (3,146)     (80,476)     (356,725)
Net unrealized (depreciation)
 appreciation of investments
 during the year.................   (20,605,599)    (1,321,902)            --       89,245      (94,720)     (664,596)
                                   ------------    -----------    -----------   ----------   ----------   -----------
Net (decrease) increase in net
 assets from operations..........   (26,051,448)    (1,107,113)        41,112      156,373     (147,586)   (1,047,439)
                                   ------------    -----------    -----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    32,380,784        659,249      5,484,715      305,271      182,993       693,125
Cost of insurance and
 administrative charges..........   (13,094,661)      (371,977)      (892,324)    (137,304)    (136,078)     (339,286)
Surrenders and forfeitures.......    (3,426,112)      (114,370)      (358,561)     (32,881)     (22,486)      (93,286)
Net withdrawals due to policy
 loans...........................      (677,277)       (16,467)      (159,277)     (13,086)      (6,996)      (30,928)
Transfers between portfolios and
 the Guaranteed Account..........    (1,526,058)       (70,478)    (3,663,049)      87,689      168,398       116,763
Transfers due to death
 benefits........................    (1,921,556)        (8,130)       (12,160)      (5,416)      (2,957)      (75,016)
                                   ------------    -----------    -----------   ----------   ----------   -----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................    11,735,120         77,827        399,344      204,273      182,874       271,372
                                   ------------    -----------    -----------   ----------   ----------   -----------
Amounts contributed/(withdrawn)
 by Nationwide Life and Annuity
 Company of America, including
 seed money and reimbursements...       225,000             --         25,000           --      (75,000)           --
                                   ------------    -----------    -----------   ----------   ----------   -----------
Total (decrease) increase in net
 assets..........................   (14,091,328)    (1,029,286)       465,456      360,646      (39,712)     (776,067)
NET ASSETS
 Beginning of year...............   134,601,481      4,594,371      6,092,662    1,802,260    1,283,250     4,278,605
                                   ------------    -----------    -----------   ----------   ----------   -----------
 End of year.....................  $120,510,153    $ 3,565,085    $ 6,558,118   $2,162,906   $1,243,538   $ 3,502,538
                                   ============    ===========    ===========   ==========   ==========   ===========
CHANGES IN UNITS
 Beginning units.................       532,135         12,827         31,839        6,269        3,544         9,159
                                   ------------    -----------    -----------   ----------   ----------   -----------
 Net unit purchases/(sales)......        94,535            272          3,431        1,172          908           894
                                   ------------    -----------    -----------   ----------   ----------   -----------
 Ending units....................       626,670         13,099         35,270        7,441        4,452        10,053
                                   ============    ===========    ===========   ==========   ==========   ===========

                                                   ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
                                   INTERNATIONAL    CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------  -------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $   15,918      $  (14,617)     $   45,221      $  (12,349)     $  179,465     $   112,801
Net realized gain (loss) on
 investments.....................     (221,894)       (316,176)        (15,614)       (559,465)        181,951      (1,201,189)
Net unrealized (depreciation)
 appreciation of investments
 during the year.................     (222,892)       (384,739)       (432,120)       (256,238)       (919,747)     (4,546,388)
                                    ----------      ----------      ----------      ----------      ----------     -----------
Net (decrease) increase in net
 assets from operations..........     (428,868)       (715,532)       (402,513)       (828,052)       (558,331)     (5,634,776)
                                    ----------      ----------      ----------      ----------      ----------     -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......      595,525         650,611         931,006         573,070         850,869       5,388,739
Cost of insurance and
 administrative charges..........     (253,054)       (285,599)       (206,934)       (237,336)       (218,315)     (2,743,025)
Surrenders and forfeitures.......     (110,736)        (82,785)        (43,870)        (71,206)        (42,639)       (524,551)
Net withdrawals due to policy
 loans...........................      (46,924)         (1,983)         (3,300)         (5,101)         (8,504)        (73,130)
Transfers between portfolios and
 the Guaranteed Account..........     (164,305)        156,196         550,212         145,353         536,908        (563,896)
Transfers due to death
 benefits........................     (211,348)        (71,069)        (80,949)        (59,361)        (81,842)       (308,217)
                                    ----------      ----------      ----------      ----------      ----------     -----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................     (190,842)        365,371       1,146,165         345,419       1,036,477       1,175,920
                                    ----------      ----------      ----------      ----------      ----------     -----------
Amounts contributed/(withdrawn)
 by Nationwide Life and Annuity
 Company of America, including
 seed money and reimbursements...           --              --              --              --              --          25,000
                                    ----------      ----------      ----------      ----------      ----------     -----------
Total (decrease) increase in net
 assets..........................     (619,710)       (350,161)        743,652        (482,633)        478,146      (4,433,856)
NET ASSETS
 Beginning of year...............    3,622,397       2,383,890       2,004,565       2,079,178       2,208,078      23,906,375
                                    ----------      ----------      ----------      ----------      ----------     -----------
 End of year.....................   $3,002,687      $2,033,729      $2,748,217      $1,596,545      $2,686,224     $19,472,519
                                    ==========      ==========      ==========      ==========      ==========     ===========
CHANGES IN UNITS
 Beginning units.................       12,080          18,251          16,455          13,061          15,801          60,401
                                    ----------      ----------      ----------      ----------      ----------     -----------
 Net unit purchases/(sales)......         (603)          4,595          10,662           3,770           8,679           4,546
                                    ----------      ----------      ----------      ----------      ----------     -----------
 Ending units....................       11,477          22,846          27,117          16,831          24,480          64,947
                                    ==========      ==========      ==========      ==========      ==========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                    FIDELITY                   FIDELITY     FIDELITY
                                       FIDELITY       FIDELITY        HIGH       FIDELITY       ASSET      INVESTMENT    FIDELITY
                                     EQUITY-INCOME     GROWTH        INCOME      OVERSEAS      MANAGER     GRADE BOND   CONTRAFUND
                                       PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $   143,647    $   (79,705)  $  188,611   $     5,894   $  129,631   $  93,848    $    16,446
Net realized (loss) gain on
 investments.......................      (137,143)      (681,168)    (512,925)     (521,380)    (167,613)     30,064       (183,366)
Net unrealized (depreciation)
 appreciation of investments during
 the year..........................    (2,786,939)    (6,049,040)     381,967    (1,018,923)    (378,991)    185,880     (1,134,114)
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Net (decrease) increase in net
 assets from operations............    (2,780,435)    (6,809,913)      57,653    (1,534,409)    (416,973)    309,792     (1,301,034)
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     2,765,162      4,160,751      476,002     1,366,786      594,925     630,413      2,314,673
Cost of insurance and
 administrative charges............    (1,205,007)    (1,998,193)    (240,167)     (542,496)    (356,786)   (310,303)    (1,138,756)
Surrenders and forfeitures.........      (397,224)      (462,787)     (49,509)     (187,659)     (82,261)    (32,464)      (377,791)
Net (withdrawals) repayments due to
 policy loans......................       (60,303)       (62,457)     (17,519)      (18,002)       9,373     (36,203)       (51,522)
Transfers between portfolios and
 the Guaranteed Account............      (250,381)      (371,475)      38,455       (63,398)      57,420     522,998       (407,708)
Withdrawals due to death
 benefits..........................      (251,465)      (145,088)      (6,955)     (209,593)     (17,563)     (6,376)      (177,110)
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Net increase (decrease) in net
 assets derived from policy
 transactions......................       600,782      1,120,751      200,307       345,638      205,108     768,065        161,786
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................            --             --           --            --           --          --             --
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Total (decrease) increase in net
 assets............................    (2,179,653)    (5,689,162)     257,960    (1,188,771)    (211,865)  1,077,857     (1,139,248)
NET ASSETS
 Beginning of year.................    15,077,375     21,550,684    1,827,493     7,193,488    4,275,992   2,864,061     12,627,863
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
 End of year.......................   $12,897,722    $15,861,522   $2,085,453   $ 6,004,717   $4,064,127   $3,941,918   $11,488,615
                                      ===========    ===========   ==========   ===========   ==========   ==========   ===========
CHANGES IN UNITS
 Beginning units...................        39,630         54,615        9,843        35,627       16,191      11,696         49,047
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
 Net unit purchases/(sales)........         2,902          5,831        1,977         4,541          851       3,832          2,382
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
 Ending units......................        42,532         60,446       11,820        40,168       17,042      15,528         51,429
                                      ===========    ===========   ==========   ===========   ==========   ==========   ===========

                                       NEUBERGER      NEUBERGER
                                     BERMAN LIMITED     BERMAN
                                     MATURITY BOND     PARTNERS
                                       PORTFOLIO      PORTFOLIO
-----------------------------------  ---------------------------
FROM OPERATIONS
Net investment income (loss).......    $   64,734     $   (2,453)
Net realized (loss) gain on
 investments.......................         9,131       (228,429)
Net unrealized (depreciation)
 appreciation of investments during
 the year..........................         9,197       (359,362)
                                       ----------     ----------
Net (decrease) increase in net
 assets from operations............        83,062       (590,244)
                                       ----------     ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........       253,079        330,264
Cost of insurance and
 administrative charges............      (106,477)      (184,260)
Surrenders and forfeitures.........       (27,846)       (72,290)
Net (withdrawals) repayments due to
 policy loans......................       (16,457)       (13,974)
Transfers between portfolios and
 the Guaranteed Account............       779,931       (119,842)
Withdrawals due to death
 benefits..........................        (1,674)        (3,428)
                                       ----------     ----------
Net increase (decrease) in net
 assets derived from policy
 transactions......................       880,556        (63,530)
                                       ----------     ----------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................            --        (50,000)
                                       ----------     ----------
Total (decrease) increase in net
 assets............................       963,618       (703,774)
NET ASSETS
 Beginning of year.................     1,546,702      2,412,826
                                       ----------     ----------
 End of year.......................    $2,510,320     $1,709,052
                                       ==========     ==========
CHANGES IN UNITS
 Beginning units...................         6,687         13,690
                                       ----------     ----------
 Net unit purchases/(sales)........         5,256           (711)
                                       ----------     ----------
 Ending units......................        11,943         12,979
                                       ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                VAN ECK
                                      VAN ECK      VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN       STRONG
                                     WORLDWIDE    WORLDWIDE     EMERGING     WORLDWIDE        SMALL           MID-CAP
                                       BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION   GROWTH FUND II
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ (4,253)    $  1,146     $ (12,624)    $  8,638      $   (37,718)      $   (6,744)
Net realized (loss) gain on
 investments.......................   (22,120)      22,069       (60,548)      16,722       (1,026,724)        (438,789)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................   161,471      (40,154)      (50,600)     (59,297)        (399,024)         (20,388)
                                     --------     --------     ----------    --------      -----------       ----------
Net increase (decrease) in net
 assets from operations............   135,098      (16,939)     (123,772)     (33,937)      (1,463,466)        (465,921)
                                     --------     --------     ----------    --------      -----------       ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........    86,895       97,304       540,452      116,092        1,219,763          392,901
Cost of insurance and
 administrative charges............   (58,311)     (47,546)     (217,639)     (40,202)        (570,436)        (142,572)
Surrenders and forfeitures.........   (21,655)     (18,703)      (69,547)      (7,959)         (80,579)         (24,980)
Net (withdrawals) repayments due to
 policy loans......................      (352)      (1,237)       (6,701)         587          (30,122)            (775)
Transfers between portfolios and
 the Guaranteed Account............   231,335       12,848       104,126      129,283          (38,602)         (34,971)
Withdrawals due to death
 benefits..........................      (310)      (1,565)     (180,419)        (543)          (3,002)              --
                                     --------     --------     ----------    --------      -----------       ----------
Net increase in net assets derived
 from policy transactions..........   237,602       41,101       170,272      197,258          497,022          189,603
                                     --------     --------     ----------    --------      -----------       ----------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................        --           --            --           --               --               --
                                     --------     --------     ----------    --------      -----------       ----------
Total increase (decrease) in net
 assets............................   372,700       24,162        46,500      163,321         (966,444)        (276,318)
NET ASSETS
 Beginning of year.................   519,483      613,873     2,241,666      355,492        5,169,534        1,217,637
                                     --------     --------     ----------    --------      -----------       ----------
 End of year.......................  $892,183     $638,035     $2,288,166    $518,813      $ 4,203,090       $  941,319
                                     ========     ========     ==========    ========      ===========       ==========
CHANGES IN UNITS
 Beginning units...................     2,271        3,177        21,333        2,340           41,558           17,401
                                     --------     --------     ----------    --------      -----------       ----------
 Net unit purchases/(sales)........     1,470          307         2,351        1,823            6,408            4,936
                                     --------     --------     ----------    --------      -----------       ----------
 Ending units......................     3,741        3,484        23,684        4,163           47,966           22,337
                                     ========     ========     ==========    ========      ===========       ==========


                                       STRONG
                                     OPPORTUNITY     DREYFUS
                                       FUND II     APPRECIATION
                                      PORTFOLIO     PORTFOLIO
-----------------------------------  --------------------------
FROM OPERATIONS
Net investment (loss) income.......  $   (1,929)     $   571
Net realized (loss) gain on
 investments.......................     (97,531)      (3,842)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................    (242,655)      (2,124)
                                     ----------      -------
Net increase (decrease) in net
 assets from operations............    (342,115)      (5,395)
                                     ----------      -------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     520,909       13,199
Cost of insurance and
 administrative charges............     (95,206)      (2,241)
Surrenders and forfeitures.........     (15,471)          --
Net (withdrawals) repayments due to
 policy loans......................      (5,917)          --
Transfers between portfolios and
 the Guaranteed Account............     211,868       25,189
Withdrawals due to death
 benefits..........................          --           --
                                     ----------      -------
Net increase in net assets derived
 from policy transactions..........     616,183       36,147
                                     ----------      -------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................      50,000       25,000
                                     ----------      -------
Total increase (decrease) in net
 assets............................     324,068       55,752
NET ASSETS
 Beginning of year.................     851,681           --
                                     ----------      -------
 End of year.......................  $1,175,749      $55,752
                                     ==========      =======
CHANGES IN UNITS
 Beginning units...................       7,342           --
                                     ----------      -------
 Net unit purchases/(sales)........       6,880          407
                                     ----------      -------
 Ending units......................      14,222          407
                                     ==========      =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                        AMERICAN       AMERICAN    AMERICAN       JANUS           JANUS         JANUS
                                        CENTURY         CENTURY     CENTURY      CAPITAL      INTERNATIONAL     GLOBAL
                                    VP INTERNATIONAL   VP ULTRA    VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                       PORTFOLIO       PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) gain........      $   (67)        $    36     $   (43)          --         $   171       $   (107)
Net realized loss on
 investments......................       (2,852)            (12)     (1,556)     $(3,421)           (152)       (10,614)
Net unrealized depreciation of
 investments during the year......       (4,620)         (5,011)     (1,965)      (2,797)         (6,976)        (3,071)
                                        -------         -------     -------      -------         -------       --------
Net decrease in net assets from
 operations.......................       (7,539)         (4,987)     (3,564)      (6,218)         (6,957)       (13,792)
                                        -------         -------     -------      -------         -------       --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......       62,312             140       7,003       24,369           6,108            394
Cost of insurance and
 administrative charges...........         (587)            (74)     (1,993)      (1,869)         (1,151)        (1,169)
Surrenders and forfeitures........           --              --          (5)          (4)             --             --
Transfers between portfolios and
 the Guaranteed Account...........       (8,084)          2,830      17,333       25,783          11,899         29,868
                                        -------         -------     -------      -------         -------       --------
Net increase in net assets derived
 from policy transactions.........       53,641           2,896      22,338       48,279          16,856         29,093
                                        -------         -------     -------      -------         -------       --------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................       25,000          25,000      25,000       25,000          25,000         25,000
                                        -------         -------     -------      -------         -------       --------
Total increase in net assets......       71,102          22,909      43,774       67,061          34,899         40,301
NET ASSETS
 Beginning of year................           --              --          --           --              --             --
                                        -------         -------     -------      -------         -------       --------
 End of year......................      $71,102         $22,909     $43,774      $67,061         $34,899       $ 40,301
                                        =======         =======     =======      =======         =======       ========
CHANGES IN UNITS
 Beginning units..................           --              --          --           --              --             --
                                        -------         -------     -------      -------         -------       --------
 Net unit purchases/(sales).......          558              35         200          465             160            218
                                        -------         -------     -------      -------         -------       --------
 Ending units.....................          558              35         200          465             160            218
                                        =======         =======     =======      =======         =======       ========

                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER
                                      CAPITAL        GLOBAL        MAIN STREET
                                    APPRECIATION   SECURITIES    GROWTH & INCOME
                                      FUND VA        FUND VA         FUND VA
                                     PORTFOLIO      PORTFOLIO       PORTFOLIO
----------------------------------  --------------------------------------------
FROM OPERATIONS
Net investment (loss) gain........    $  (131)      $   (189)       $   (318)
Net realized loss on
 investments......................       (691)          (555)        (10,868)
Net unrealized depreciation of
 investments during the year......     (6,718)       (10,670)         (6,578)
                                      -------       --------        --------
Net decrease in net assets from
 operations.......................     (7,540)       (11,414)        (17,764)
                                      -------       --------        --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......     10,972         14,818          59,925
Cost of insurance and
 administrative charges...........     (2,010)        (3,444)         (4,534)
Surrenders and forfeitures........         (7)            --              --
Transfers between portfolios and
 the Guaranteed Account...........     60,185         95,761         111,500
                                      -------       --------        --------
Net increase in net assets derived
 from policy transactions.........     69,140        107,135         166,891
                                      -------       --------        --------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................     25,000         25,000          25,000
                                      -------       --------        --------
Total increase in net assets......     86,600        120,721         174,127
NET ASSETS
 Beginning of year................         --             --              --
                                      -------       --------        --------
 End of year......................    $86,600       $120,721        $174,127
                                      =======       ========        ========
CHANGES IN UNITS
 Beginning units..................         --             --              --
                                      -------       --------        --------
 Net unit purchases/(sales).......        591            932           1,607
                                      -------       --------        --------
 Ending units.....................        591            932           1,607
                                      =======       ========        ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A
of Nationwide Life and Annuity Company of America
Notes to Financial Statements
December 31, 2003 and 2002
--------------------------------------------------------------------------------

1. ORGANIZATION

The Nationwide Provident VLI Separate Account A (formerly the Providentmutual Variable Life Separate Account -- see Note 6) (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA (formerly Providentmutual Life and Annuity Company of America -- see Note 6) under the provisions of Delaware law and commenced operations on February 1, 1995. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company -- see Note 6). The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The Policies are distributed principally through personal producing general agents and brokers.

NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of ninety-four subaccounts: the GVIT Nationwide (formerly All Pro Broad Equity), GVIT Money Market (formerly Money Market), GVIT Government Bond Class IV (formerly Bond), J.P. Morgan GVIT Balanced (formerly Balanced), GVIT Mid Cap Growth (formerly Mid Cap Growth), GVIT International Value (formerly International), GVIT Growth (formerly All Pro Large Cap Growth), Comstock GVIT Value (formerly All Pro Large Cap Value), GVIT Small Company (formerly All Pro Small Cap Growth), GVIT Small Cap Value (formerly All Pro Small Cap Value), GVIT Equity 500 Index (formerly Equity 500 Index), GVIT Government Bond Class I, GVIT Investor Destinations Aggressive, GVIT Investor Destinations Conservative, GVIT Investor Destinations Moderate, GVIT Investor Destinations Moderately Aggressive, GVIT Investor Destinations Moderately Conservative, GVIT Emerging Markets, Dreyfus GVIT Mid Cap Index, Federated GVIT High Income Bond, GVIT Global Financial Services, GVIT Global Health Sciences, GVIT Global Technology and Communications, GVIT Small Cap Growth, GVIT U.S. Growth Leaders and Van Kampen GVIT Multi Sector Bond Subaccounts invest in the corresponding portfolios of the Gartmore Variable Insurance Trust (formerly Market Street Fund); the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income, Fidelity Overseas, Fidelity Asset Manager, Fidelity Investment Grade Bond, Fidelity Contrafund, Fidelity Mid Cap Growth and the Fidelity Value Strategies Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund (Initial Class); the Fidelity Investment Grade Bond, Fidelity Equity Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Funds (Service Class); Neuberger Berman Limited Maturity Bond, Neuberger Berman Partners, Neuberger Berman Fasciano, Neuberger Berman Mid Cap Growth and Neuberger Berman Socially Responsive Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc; the Dreyfus Appreciation and Dreyfus Developing Leaders Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Small Cap Stock Index Subaccount invests in the corresponding portfolio of the Dreyfus Investment Portfolios; the Dreyfus Stock Index Fund Subaccount invests in the corresponding portfolio of the Dreyfus Stock Index Fund, Inc.; the American Century VP International, American Century VP Ultra and the

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

American Century VP Value Subaccounts invest in the corresponding portfolios of the American Century Variable Portfolios, Inc.; the American Century VP Income and Growth Fund and American Century VP Inflation Protection Portfolio Subaccounts invest in the corresponding portfolio of the American Century Variable Portfolios II, Inc.; the Janus Capital Appreciation, Janus International Growth, Janus Global Technology, Janus Balanced and Janus Risk Managed Large Cap Core Subaccounts invest in the corresponding portfolios of the Janus Aspen Series Funds; the Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street (formerly Main Street Growth & Income), Oppenheimer High Income and the Oppenheimer Main Street Small Cap Subaccounts invest in the corresponding portfolios of the Oppenheimer Variable Account Funds; the AIM V.I. Basic Value, AIM V.I. Capital Appreciation and the AIM V.I. Capital Development Subaccounts invest in the corresponding portfolios of the AIM Variable Insurance Funds, Inc. (Series I); the Federated Quality Bond Fund II, Federated American Leaders Fund II and Federated Capital Appreciation Fund II Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Franklin Small Cap Value Securities, the Franklin Rising Dividends Securities Fund and the Templeton Foreign Securities Fund Subaccounts invest in the corresponding portfolios of the Franklin Templeton Variable Insurance Products Trust; the AllianceBernstein Growth and Income and AllianceBernstein Small Cap Value Subaccounts invest in the corresponding portfolios of the AllianceBernstein Variable Products Series Fund (Class A); the MFS Investors Growth Stock Series and MFS Value Series Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the Putnam Growth and Income, Putnam International Equity and Putnam Voyager Subaccounts invest in the corresponding portfolios of the Putnam Variable Trust; the Vanguard Equity Income, Vanguard Total Bond Market Index, Vanguard High Yield Bond and Vanguard Mid Cap Index Subaccounts invest in the corresponding portfolios of the Vanguard Variable Insurance Fund; and Van Kampen Core Plus Fixed Income, the Van Kampen Emerging Markets Debt and Van Kampen U.S. Real Estate Subaccounts invest in the corresponding portfolios of the Van Kampen -- The Universal Institutional Funds, Inc.

Effective following the close of business on April 25, 2003, portfolios of the Market Street Fund merged with and into portfolios of the Gartmore Variable Insurance Trust as follows:

-------------------------------------------------------------------------------------------
MARKET STREET FUND PORTFOLIO                  GARTMORE VARIABLE INSURANCE TRUST PORTFOLIO
-------------------------------------------------------------------------------------------
All Pro Broad Equity Portfolio                Gartmore GVIT Nationwide Fund
Money Market Portfolio                        Gartmore GVIT Money Market Fund
Bond Portfolio                                Gartmore GVIT Government Bond Fund (Class IV)
Balanced Portfolio                            JP Morgan GVIT Balanced Fund
Mid Cap Growth Portfolio                      Gartmore GVIT Mid Cap Growth Fund
International Portfolio                       Dreyfus GVIT International Value Fund
All Pro Large Cap Growth Portfolio            Gartmore GVIT Growth Fund
All Pro Large Cap Value Portfolio             Comstock GVIT Value Fund
All Pro Small Cap Growth Portfolio            Gartmore GVIT Small Company Fund
All Pro Small Cap Value Portfolio             Gartmore GVIT Small Cap Value Fund
Equity Index 500 Portfolio                    Gartmore GVIT Equity 500 Index Fund

All activity and performance information of the Gartmore Variable Insurance Trust in the accompanying financial statements includes the respective Market Street Fund activity and performance information through April 25, 2003.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders' net premiums in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account's assets are the property of NLACA.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA's general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

Investment Valuation:

Investment shares are valued at the closing net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the policies, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. DEATH BENEFITS

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA's general account.

4. POLICY LOANS

Policy provisions allow policyholders to borrow up to the policy's non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSE AND RELATED PARTY TRANSACTIONS

Deductions from Premiums

NLACA makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0 - 4% of premium payments depending on the Insured state of residence), (2) sales charges and (3) Federal tax charges (1.5 - 6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by NLACA. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation.

Cost of Insurance

Each subaccount is also charged monthly by NLACA for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

Administrative Charges

Additional recurring monthly deductions may be made for (1) administrative charges ($7.50), (2) first year policy charges ($5 - $17.50) and (3) supplementary charges (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability waiver benefit which waives monthly deductions in the event of disability ($.01 -$1.76 per $1,000 of net amount

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSE AND RELATED PARTY TRANSACTIONS, CONTINUED

at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children's term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01 -$3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). See original policy documents for additional monthly charges. A face amount increase charge is made upon an increase in face amount ($60 - $100 plus $0.50 - $1.00 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating units and are included in the statements of changes in net assets.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $2.00-$5 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. A face amount increase change is made upon an increase in face amount. These charges are recorded as administrative charges in the statements of changes in net assets.

NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual Life Insurance Company (Provident Mutual) became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America and Providentmutual Life and Annuity Company of America was renamed Nationwide Life and Annuity Company of America. The Providentmutual Variable Life Separate Account was renamed Nationwide Provident VLI Separate Account A.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

NLACA offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders' equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the three year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by indentifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for policy expense rate, unit fair value and total return.
--------------------------------------------------------------------------------

                                                     AT DECEMBER 31, 2003
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund.........   9,762   $246.18 to $392.64     $3,370,316
 Gartmore GVIT Money Market Fund.......  34,438   $150.49 to $272.84     $6,232,359
 Gartmore GVIT Government Bond Fund
   (Class IV)..........................   6,829   $209.28 to $348.75     $2,091,462
 JP Morgan GVIT Balanced Fund..........   4,439   $242.08 to $381.09     $1,408,529
 Gartmore GVIT Mid Cap Growth Fund.....  10,256   $352.80 to $555.42     $4,787,495
 Dreyfus GVIT International Value
   Fund................................  13,054   $233.75 to $403.45     $4,227,252
 Gartmore GVIT Growth Fund.............  23,925    $85.07 to $171.11     $2,670,344
 Comstock GVIT Value Fund..............  32,810   $109.39 to $220.03     $4,333,822
 Gartmore GVIT Small Company Fund......  18,148   $110.44 to $222.13     $2,402,723
 Gartmore GVIT Small Cap Value Fund....  27,137   $126.31 to $254.05     $4,282,722
 Gartmore GVIT Equity 500 Index Fund...  66,813   $268.87 to $504.95    $25,055,638
 Gartmore GVIT Government Bond Fund
   (Class I)...........................     220              $102.68        $22,611
 Gartmore GVIT Investor Destinations
   Aggressive Fund.....................      18   $126.41 to $255.09         $2,328
 Gartmore GVIT Investor Destinations
   Conservative Fund...................      28   $106.58 to $211.32         $3,028
 Gartmore GVIT Investor Destinations
   Moderate Fund.......................     282   $116.57 to $233.02        $32,930
 Gartmore GVIT Investor Destinations
   Moderately Aggressive Fund..........     329   $122.13 to $245.67        $50,752
 Gartmore GVIT Investor Destinations
   Moderately Conservative Fund........      45   $111.45 to $221.68         $4,970
 Gartmore GVIT Emerging Markets Fund...   4,544   $160.40 to $321.01       $916,142
 Dreyfus GVIT Mid Cap Index Fund.......   9,939   $131.32 to $262.82     $1,635,749
 Federated GVIT High Income Bond
   Fund................................      75   $110.63 to $221.42         $9,953

                                                  FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund.........       1.27%        0.65% to 0.75%       26.51% to 26.64%(b)
 Gartmore GVIT Money Market Fund.......       0.74%        0.65% to 0.75%        -0.01% to 0.09%(b)
 Gartmore GVIT Government Bond Fund
   (Class IV)..........................       8.11%        0.65% to 0.75%         2.41% to 2.51%(b)
 JP Morgan GVIT Balanced Fund..........       4.54%        0.65% to 0.75%       17.48% to 17.60%(b)
 Gartmore GVIT Mid Cap Growth Fund.....       0.00%        0.65% to 0.75%       37.77% to 37.91%(b)
 Dreyfus GVIT International Value
   Fund................................       2.53%        0.65% to 0.75%       37.48% to 37.62%(b)
 Gartmore GVIT Growth Fund.............       0.03%        0.65% to 0.75%       30.73% to 30.86%(b)
 Comstock GVIT Value Fund..............       1.42%        0.65% to 0.75%       30.48% to 30.61%(b)
 Gartmore GVIT Small Company Fund......       0.00%        0.65% to 0.75%       43.96% to 44.10%(b)
 Gartmore GVIT Small Cap Value Fund....       0.00%        0.65% to 0.75%       49.63% to 49.78%(b)
 Gartmore GVIT Equity 500 Index Fund...       1.88%        0.65% to 0.75%       27.37% to 27.50%(b)
 Gartmore GVIT Government Bond Fund
   (Class I)...........................       2.65%                 0.75%                  2.68%(a)
 Gartmore GVIT Investor Destinations
   Aggressive Fund.....................       0.84%        0.65% to 0.75%       26.41% to 27.55%(a)
 Gartmore GVIT Investor Destinations
   Conservative Fund...................       1.22%        0.65% to 0.75%         5.66% to 6.58%(a)
 Gartmore GVIT Investor Destinations
   Moderate Fund.......................       1.15%        0.65% to 0.75%       16.51% to 16.57%(a)
 Gartmore GVIT Investor Destinations
   Moderately Aggressive Fund..........       0.61%        0.65% to 0.75%       22.13% to 22.83%(a)
 Gartmore GVIT Investor Destinations
   Moderately Conservative Fund........       0.81%        0.65% to 0.75%       10.84% to 11.45%(a)
 Gartmore GVIT Emerging Markets Fund...       0.22%        0.65% to 0.75%       60.40% to 60.51%(a)
 Dreyfus GVIT Mid Cap Index Fund.......       0.32%        0.65% to 0.75%       31.32% to 31.41%(a)
 Federated GVIT High Income Bond
   Fund................................       3.83%        0.65% to 0.75%       10.63% to 10.71%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-------------------------------------------------------------------------------------
                                                     AT DECEMBER 31, 2003
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
 Gartmore GVIT Global Financial
   Services Fund.......................     209   $133.87 to $267.92        $28,009
 Gartmore GVIT Global Health Sciences
   Fund................................     421   $125.16 to $250.49        $53,201
 Gartmore GVIT Global Technology and
   Communications Fund.................     338   $138.78 to $277.74        $53,029
 GVIT Small Cap Growth Fund............     466   $125.66 to $251.49        $79,276
 Gartmore GVIT U.S. Growth Leaders
   Fund................................      36   $133.38 to $266.94         $4,812
 Van Kampen GVIT Multi Sector Bond
   Fund................................     133   $105.79 to $211.72        $14,092
Fidelity Variable Insurance Products
 Funds (Initial Class):
 Equity-Income Portfolio...............  39,913   $271.66 to $486.61    $15,357,013
 Growth Portfolio......................  62,801   $247.42 to $481.33    $21,344,755
 High Income Portfolio.................  12,406   $140.04 to $281.83     $2,593,228
 Overseas Portfolio....................  29,957   $145.61 to $319.69     $6,530,165
 Asset Manager Portfolio...............  16,555   $196.03 to $389.60     $4,460,213
 Investment Grade Bond Portfolio.......  15,920   $185.21 to $370.47     $4,148,008
 Contrafund Portfolio..................  48,872   $203.07 to $409.27    $13,806,416
 Mid Cap Growth Portfolio..............   1,425   $140.15 to $280.49       $212,496
 Value Strategies Portfolio............     329   $148.72 to $297.64        $51,265
Fidelity Variable Insurance Products
 Funds (Service Shares):
 Investment Grade Bond Portfolio.......     267              $104.91        $28,005
 Equity-Income Portfolio...............     184              $123.67        $22,813
 Growth Portfolio......................     243              $124.96        $30,392
 Overseas Portfolio....................      48              $138.37         $6,598
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio.......   8,088   $154.61 to $306.01     $1,905,864
 Partners Portfolio....................  13,015    $96.60 to $194.31     $2,206,826
 Fasciano Portfolio....................      75   $125.45 to $251.07         $9,428
 Mid Cap Growth Portfolio..............     454   $122.91 to $245.99        $63,334
 Socially Responsive Portfolio.........     225   $123.13 to $246.42        $27,668
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......   3,624   $169.10 to $332.74       $913,031
 Van Eck Worldwide Hard Assets
   Portfolio...........................   3,044   $143.39 to $314.25       $751,010
 Van Eck Worldwide Emerging Markets
   Portfolio...........................  18,748   $107.86 to $217.37     $2,885,775
 Van Eck Worldwide Real Estate
   Portfolio...........................   4,547   $129.66 to $260.80       $719,887

---------------------------------------  -------------------------------------------------------
                                                  FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
 Gartmore GVIT Global Financial
   Services Fund.......................       0.24%        0.65% to 0.75%       33.87% to 33.96%(a)
 Gartmore GVIT Global Health Sciences
   Fund................................       0.00%        0.65% to 0.75%       25.16% to 25.24%(a)
 Gartmore GVIT Global Technology and
   Communications Fund.................       0.00%        0.65% to 0.75%       38.78% to 38.87%(a)
 GVIT Small Cap Growth Fund............       0.00%        0.65% to 0.75%       25.66% to 25.74%(a)
 Gartmore GVIT U.S. Growth Leaders
   Fund................................       0.00%        0.65% to 0.75%       33.38% to 33.47%(a)
 Van Kampen GVIT Multi Sector Bond
   Fund................................       2.86%        0.65% to 0.75%         5.79% to 5.86%(a)
Fidelity Variable Insurance Products
 Funds (Initial Class):
 Equity-Income Portfolio...............       1.82%        0.65% to 0.75%       29.36% to 29.49%
 Growth Portfolio......................       0.26%        0.65% to 0.75%       31.86% to 31.99%
 High Income Portfolio.................       7.13%        0.65% to 0.75%       26.31% to 26.44%
 Overseas Portfolio....................       0.86%        0.65% to 0.75%       42.30% to 42.44%
 Asset Manager Portfolio...............       3.66%        0.65% to 0.75%       17.09% to 17.21%
 Investment Grade Bond Portfolio.......       4.12%        0.65% to 0.75%         4.42% to 4.52%
 Contrafund Portfolio..................       0.46%        0.65% to 0.75%       27.50% to 27.63%
 Mid Cap Growth Portfolio..............       0.00%        0.65% to 0.75%       40.15% to 40.24%(a)
 Value Strategies Portfolio............       0.00%        0.65% to 0.75%       48.72% to 48.82%(a)
Fidelity Variable Insurance Products
 Funds (Service Shares):
 Investment Grade Bond Portfolio.......       0.00%                 0.75%                  4.91%
 Equity-Income Portfolio...............       0.00%                 0.75%                 23.67%(a)
 Growth Portfolio......................       0.00%                 0.75%                 24.96%
 Overseas Portfolio....................       0.00%                 0.75%                 38.37%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio.......       3.99%        0.65% to 0.75%         1.66% to 1.76%
 Partners Portfolio....................       0.00%        0.65% to 0.75%       34.08% to 34.21%
 Fasciano Portfolio....................       0.00%        0.65% to 0.75%       25.45% to 25.53%(a)
 Mid Cap Growth Portfolio..............       0.00%        0.65% to 0.75%       22.91% to 22.99%(a)
 Socially Responsive Portfolio.........       0.00%        0.65% to 0.75%       23.13% to 23.21%(a)
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......       1.70%        0.65% to 0.75%       17.28% to 17.40%
 Van Eck Worldwide Hard Assets
   Portfolio...........................       0.47%        0.65% to 0.75%       44.00% to 44.14%
 Van Eck Worldwide Emerging Markets
   Portfolio...........................       0.11%        0.65% to 0.75%       53.04% to 53.19%
 Van Eck Worldwide Real Estate
   Portfolio...........................       2.08%        0.65% to 0.75%       33.50% to 33.63%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-------------------------------------------------------------------------------------
                                                     AT DECEMBER 31, 2003
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................  42,993    $87.58 to $176.52     $5,453,837
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........  20,857     $47.50 to $95.34     $1,159,501
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............  15,132    $93.74 to $188.17     $1,574,673
Dreyfus Variable Investment Fund:
 Appreciation Portfolio................     782   $102.29 to $204.91        $92,514
 Developing Leaders Portfolio..........     180   $128.37 to $256.90        $25,632
Dreyfus Investment Portfolios:
 Small Cap Stock Index Portfolio.......   1,170   $133.44 to $269.30       $157,142
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund..............   1,023   $121.95 to $244.07       $124,924
American Century Variable Portfolios,
 Inc. (Class I):
 VP International Fund.................     842   $100.25 to $200.84        $91,584
 VP Ultra Fund.........................     764   $100.13 to $200.60        $93,585
 VP Value Fund.........................   7,961   $111.82 to $224.02     $1,097,119
American Century Variable Portfolios
 II, Inc. (Class II):
 VP Income and Growth Fund.............     403   $121.58 to $248.73        $49,005
 VP Inflation Protection Portfolio.....     120   $102.72 to $205.58        $12,370
Janus Aspen Series:
 Capital Appreciation Portfolio........   1,211   $104.76 to $209.88       $138,984
 International Growth Portfolio........     840   $103.76 to $207.86       $104,319
 Global Technology Portfolio...........     199   $103.44 to $207.23        $27,258
 Balanced Portfolio....................     511   $109.76 to $219.66        $60,601
 Risk Managed Large Cap Core
   Portfolio...........................       2   $122.41 to $244.98           $216
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA..........  15,884   $103.87 to $208.09     $2,062,450
 Global Securities Fund VA.............   7,636   $110.42 to $221.21     $1,070,015
 Main Street Fund VA...................   3,164   $102.69 to $205.71       $382,215
 High Income Fund VA...................     267   $111.26 to $222.67        $29,665
 Main Street Small Cap Fund VA.........     301   $138.01 to $276.20        $50,116
AIM Variable Insurance Funds, Inc.
 (Series I):
 AIM V.I. Basic Value Fund.............     540   $130.03 to $260.23        $78,812
 AIM V.I. Capital Appreciation Fund....     759   $123.32 to $246.80        $93,563
 AIM V.I. Capital Development Fund.....      37   $129.44 to $259.06         $4,750

---------------------------------------  -------------------------------------------------------
                                                  FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................       0.00%        0.65% to 0.75%       41.28% to 41.42%
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........       0.00%        0.65% to 0.75%       33.21% to 33.34%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............       0.08%        0.65% to 0.75%       35.98% to 36.12%
Dreyfus Variable Investment Fund:
 Appreciation Portfolio................       1.74%        0.65% to 0.75%       20.26% to 20.38%
 Developing Leaders Portfolio..........       0.04%        0.65% to 0.75%       28.37% to 28.45%(a)
Dreyfus Investment Portfolios:
 Small Cap Stock Index Portfolio.......       0.24%        0.65% to 0.75%       33.44% to 34.65%(a)
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund..............       1.03%        0.65% to 0.75%       21.95% to 22.03%(a)
American Century Variable Portfolios,
 Inc. (Class I):
 VP International Fund.................       0.80%        0.65% to 0.75%       23.58% to 23.70%
 VP Ultra Fund.........................       0.00%        0.65% to 0.75%       23.97% to 24.09%
 VP Value Fund.........................       0.00%        0.65% to 0.75%       28.00% to 28.12%
American Century Variable Portfolios
 II, Inc. (Class II):
 VP Income and Growth Fund.............       0.00%        0.65% to 0.75%       21.58% to 24.36%(a)
 VP Inflation Protection Portfolio.....       0.03%        0.65% to 0.75%         2.72% to 2.79%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio........       0.35%        0.65% to 0.75%       19.34% to 19.45%
 International Growth Portfolio........       1.63%        0.65% to 0.75%       33.53% to 33.66%
 Global Technology Portfolio...........       0.00%        0.65% to 0.75%       45.38% to 45.53%
 Balanced Portfolio....................       1.74%        0.65% to 0.75%         9.76% to 9.83%(a)
 Risk Managed Large Cap Core
   Portfolio...........................       0.00%        0.65% to 0.75%       22.41% to 22.49%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA..........       0.06%        0.65% to 0.75%       29.97% to 30.10%
 Global Securities Fund VA.............       0.33%        0.65% to 0.75%       41.95% to 42.09%
 Main Street Fund VA...................       0.92%        0.65% to 0.75%       25.77% to 25.90%
 High Income Fund VA...................       0.00%        0.65% to 0.75%       11.26% to 11.33%(a)
 Main Street Small Cap Fund VA.........       0.00%        0.65% to 0.75%       38.01% to 38.10%(a)
AIM Variable Insurance Funds, Inc.
 (Series I):
 AIM V.I. Basic Value Fund.............       0.05%        0.65% to 0.75%       30.03% to 30.11%(a)
 AIM V.I. Capital Appreciation Fund....       0.00%        0.65% to 0.75%       23.32% to 23.40%(a)
 AIM V.I. Capital Development Fund.....       0.00%        0.65% to 0.75%       29.44% to 29.53%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-------------------------------------------------------------------------------------
                                                     AT DECEMBER 31, 2003
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
Federated Insurance Series:
 Quality Bond Fund II..................     184   $104.78 to $202.73        $24,385
 American Leaders Fund II..............      20   $125.36 to $250.89         $4,905
 Capital Appreciation Fund II..........      89   $119.93 to $240.02        $19,892
Franklin Templeton Variable Insurance
 Products Trust:
 Franklin Small Cap Value Securities
   Fund................................   6,259   $132.91 to $265.99     $1,054,463
 Franklin Rising Dividends Securities
   Fund................................     967   $122.45 to $245.07       $193,503
 Templeton Foreign Securities Fund.....  11,323   $132.03 to $264.23     $1,846,249
AllianceBernstein Variable Products
 Series Fund (Class A):
 Growth and Income Portfolio...........   1,379   $123.80 to $247.76       $272,300
 Small Cap Value Portfolio.............     798   $137.28 to $274.73       $127,682
MFS Variable Insurance Trust:
 Investors Growth Stock Series.........     331   $115.40 to $230.95        $39,853
 Value Series..........................   1,063   $123.06 to $246.29       $130,959
Putnam Variable Trust:
 Growth and Income Fund................     397   $123.63 to $247.43        $53,600
 International Equity Fund.............     534   $127.35 to $254.87        $75,184
 Voyager Fund..........................     410   $117.95 to $236.05        $48,308
Vanguard Variable Insurance Fund:
 Equity Income Portfolio...............     100              $118.57        $11,834
 Total Bond Market Index Portfolio.....      76              $103.86         $7,888
 High Yield Bond Portfolio.............     186              $113.99        $21,219
 Mid Cap Index Portfolio...............     212              $128.70        $27,236
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Core Plus Fixed Income Portfolio......     309   $101.83 to $203.79        $33,999
 Emerging Markets Debt Portfolio.......     529   $113.57 to $227.29        $64,612
 U.S. Real Estate Portfolio............   5,551   $128.54 to $257.26       $901,673

---------------------------------------  -------------------------------------------------------
                                                  FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
Federated Insurance Series:
 Quality Bond Fund II..................       0.00%        0.65% to 0.75%         1.36% to 4.78%(a)
 American Leaders Fund II..............       0.00%        0.65% to 0.75%       25.36% to 25.44%(a)
 Capital Appreciation Fund II..........       0.00%        0.65% to 0.75%       19.93% to 20.01%(a)
Franklin Templeton Variable Insurance
 Products Trust:
 Franklin Small Cap Value Securities
   Fund................................       0.00%        0.65% to 0.75%       32.91% to 33.00%(a)
 Franklin Rising Dividends Securities
   Fund................................       0.13%        0.65% to 0.75%       22.45% to 22.53%(a)
 Templeton Foreign Securities Fund.....       0.05%        0.65% to 0.75%       32.03% to 32.12%(a)
AllianceBernstein Variable Products
 Series Fund (Class A):
 Growth and Income Portfolio...........       0.00%        0.65% to 0.75%       23.80% to 23.88%(a)
 Small Cap Value Portfolio.............       0.18%        0.65% to 0.75%       37.28% to 37.37%(a)
MFS Variable Insurance Trust:
 Investors Growth Stock Series.........       0.00%        0.65% to 0.75%       15.40% to 15.48%(a)
 Value Series..........................       0.00%        0.65% to 0.75%       23.06% to 23.14%(a)
Putnam Variable Trust:
 Growth and Income Fund................       0.00%        0.65% to 0.75%       23.63% to 23.71%(a)
 International Equity Fund.............       0.00%        0.65% to 0.75%       27.35% to 27.43%(a)
 Voyager Fund..........................       0.00%        0.65% to 0.75%       17.95% to 18.03%(a)
Vanguard Variable Insurance Fund:
 Equity Income Portfolio...............       0.00%                 0.95%                 18.57%(a)
 Total Bond Market Index Portfolio.....       0.00%                 0.95%                  3.86%(a)
 High Yield Bond Portfolio.............       0.00%                 0.95%                 13.99%(a)
 Mid Cap Index Portfolio...............       0.00%                 0.95%                 28.70%(a)
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Core Plus Fixed Income Portfolio......       0.00%        0.65% to 0.75%         1.83% to 1.89%(a)
 Emerging Markets Debt Portfolio.......       0.00%        0.65% to 0.75%       13.57% to 13.65%(a)
 U.S. Real Estate Portfolio............       0.00%        0.65% to 0.75%       28.54% to 28.63%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                     AT DECEMBER 31, 2002
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio........  13,099   $194.59 to $310.04     $3,516,818
 Money Market Portfolio................  35,270   $150.51 to $272.60     $6,521,200
 Bond Portfolio........................   7,441   $204.36 to $340.21     $2,120,147
 Balanced Portfolio....................   4,452   $206.05 to $324.05     $1,210,142
 Mid Cap Growth Portfolio..............  10,053   $256.07 to $402.73     $3,421,063
 International Portfolio...............  11,477   $170.02 to $293.16     $2,968,632
 All Pro Large Cap Growth Portfolio....  22,846    $65.08 to $130.76     $1,997,521
 All Pro Large Cap Value Portfolio.....  27,117    $83.84 to $168.46     $2,726,517
 All Pro Small Cap Growth Portfolio....  16,831    $76.71 to $154.15     $1,580,119
 All Pro Small Cap Value Portfolio.....  24,480    $84.41 to $169.61     $2,660,400
 Equity 500 Index Portfolio............  64,947   $211.09 to $396.04    $19,445,083
Fidelity Variable Insurance Products
 Fund:
 Equity-Income Portfolio...............  42,532   $210.01 to $375.80    $12,853,747
 Growth Portfolio......................  60,446   $187.64 to $364.68    $15,837,229
 High Income Portfolio.................  11,820   $110.86 to $222.89     $2,057,289
 Overseas Portfolio....................  40,168   $102.33 to $224.44     $5,974,154
Fidelity Variable Insurance Products
 Fund II:
 Asset Manager Portfolio...............  17,042   $167.41 to $332.39     $4,026,250
 Investment Grade Bond Portfolio.......  15,528   $177.38 to $354.44     $3,897,417
 Contrafund Portfolio..................  51,429   $159.27 to $320.67    $11,453,502
Neuberger Berman Advisers Management
 Trust:
 Limited Maturity Bond Portfolio.......  11,943   $152.09 to $300.71     $2,479,664
 Partners Portfolio....................  12,979    $72.05 to $144.77     $1,672,755
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......   3,741   $144.18 to $283.43       $854,943
 Van Eck Worldwide Hard Assets
   Portfolio...........................   3,484    $99.58 to $218.02       $602,260
 Van Eck Worldwide Emerging Markets
   Portfolio...........................  23,684    $70.48 to $141.90     $2,274,692
 Van Eck Worldwide Real Estate
   Portfolio...........................   4,163    $97.13 to $195.16       $494,125
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................  47,966    $61.99 to $124.82     $4,189,679
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........  22,337     $35.65 to $71.50       $932,849
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............  14,222    $68.93 to $138.24     $1,112,112

                                                  FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio........       0.95%        0.65% to 0.75%     -23.78% to -23.71%
 Money Market Portfolio................       1.36%        0.65% to 0.75%         0.60% to 0.70%
 Bond Portfolio........................       4.44%        0.65% to 0.75%         8.25% to 8.36%
 Balanced Portfolio....................       2.96%        0.65% to 0.75%     -10.94% to -10.85%
 Mid Cap Growth Portfolio..............       0.00%        0.65% to 0.75%     -22.96% to -22.88%
 International Portfolio...............       1.13%        0.65% to 0.75%     -11.76% to -11.67%
 All Pro Large Cap Growth Portfolio....       0.00%        0.65% to 0.75%     -28.65% to -28.58%
 All Pro Large Cap Value Portfolio.....       2.58%        0.65% to 0.75%     -15.08% to -14.99%
 All Pro Small Cap Growth Portfolio....       0.00%        0.65% to 0.75%     -36.87% to -36.81%
 All Pro Small Cap Value Portfolio.....       7.46%        0.65% to 0.75%     -16.11% to -16.03%
 Equity 500 Index Portfolio............       1.21%        0.65% to 0.75%     -22.90% to -22.82%
Fidelity Variable Insurance Products
 Fund:
 Equity-Income Portfolio...............       1.70%        0.65% to 0.75%     -17.57% to -17.49%
 Growth Portfolio......................       0.25%        0.65% to 0.75%     -30.63% to -30.56%
 High Income Portfolio.................      10.32%        0.65% to 0.75%         2.67% to 2.77%
 Overseas Portfolio....................       0.78%        0.65% to 0.75%     -20.88% to -20.80%
Fidelity Variable Insurance Products
 Fund II:
 Asset Manager Portfolio...............       3.87%        0.65% to 0.75%       -9.41% to -9.32%
 Investment Grade Bond Portfolio.......       3.57%        0.65% to 0.75%         9.52% to 9.63%
 Contrafund Portfolio..................       0.82%        0.65% to 0.75%      -10.03% to -9.94%
Neuberger Berman Advisers Management
 Trust:
 Limited Maturity Bond Portfolio.......       4.46%        0.65% to 0.75%         4.55% to 4.66%
 Partners Portfolio....................       0.55%        0.65% to 0.75%     -24.71% to -24.63%
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......       0.00%        0.65% to 0.75%       20.75% to 20.87%
 Van Eck Worldwide Hard Assets
   Portfolio...........................       0.86%        0.65% to 0.75%       -3.57% to -3.48%
 Van Eck Worldwide Emerging Markets
   Portfolio...........................       0.18%        0.65% to 0.75%       -3.63% to -3.53%
 Van Eck Worldwide Real Estate
   Portfolio...........................       2.67%        0.65% to 0.75%       -5.20% to -5.10%
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................       0.00%        0.65% to 0.75%     -26.78% to -26.70%
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........       0.00%        0.65% to 0.75%     -38.01% to -37.95%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............       0.54%        0.65% to 0.75%     -27.11% to -27.00%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-------------------------------------------------------------------------------------
                                                     AT DECEMBER 31, 2002
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
 Appreciation Portfolio................     407    $85.05 to $170.22        $34,606
American Century Variable Portfolios,
 Inc.:
 VP International Portfolio............     558    $81.12 to $162.36        $50,790
 VP Ultra Portfolio....................      35    $80.77 to $161.66         $2,812
 VP Value Portfolio....................     200    $87.36 to $174.84        $21,982
Janus Aspen Series:
 Capital Appreciation Portfolio........     465    $87.79 to $175.70        $45,126
 International Growth Portfolio........     160    $77.70 to $155.51        $15,445
 Global Technology Portfolio...........     218    $71.15 to $142.40        $22,410
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA..........     591    $79.92 to $159.95        $66,733
 Global Securities Fund VA.............     932    $77.79 to $155.68       $101,238
 Main Street Growth & Income Fund VA...   1,607    $81.64 to $163.40       $153,765

---------------------------------------  -------------------------------------------------------
                                                  FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
Dreyfus Variable Investment Fund:
 Appreciation Portfolio................       2.40%        0.65% to 0.75%     -17.34% to -17.25%(a)
American Century Variable Portfolios,
 Inc.:
 VP International Portfolio............       0.00%        0.65% to 0.75%     -20.97% to -20.89%(a)
 VP Ultra Portfolio....................       1.61%        0.65% to 0.75%     -23.29% to -23.21%(a)
 VP Value Portfolio....................       0.00%        0.65% to 0.75%     -13.27% to -13.19%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio........       0.43%        0.65% to 0.75%     -16.56% to -16.47%(a)
 International Growth Portfolio........       2.05%        0.65% to 0.75%     -26.31% to -26.24%(a)
 Global Technology Portfolio...........       0.00%        0.65% to 0.75%     -41.37% to -41.32%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA..........       0.00%        0.65% to 0.75%     -27.41% to -27.33%(a)
 Global Securities Fund VA.............       0.00%        0.65% to 0.75%     -22.72% to -22.64%(a)
 Main Street Growth & Income Fund VA...       0.00%        0.65% to 0.75%     -19.40% to -19.32%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

------------------------------------------------------------------------------
                                              AT DECEMBER 31, 2001
------------------------------------------------------------------------------

                                                UNIT FAIR VALUE      AVERAGE
                                     UNITS     LOWEST TO HIGHEST   NET ASSETS
------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................  12,827.18   $255.57 to $406.39  $ 4,430,318
 Money Market Portfolio..........  31,838.81   $149.76 to $270.70  $ 5,656,344
 Bond Portfolio..................   6,269.09   $188.97 to $313.96  $ 1,465,207
 Balanced Portfolio..............   3,543.50   $231.61 to $363.51  $ 1,173,873
 Mid Cap Growth Portfolio........   9,159.21   $332.71 to $522.22  $ 3,830,110
 International Portfolio.........  12,079.51   $192.86 to $331.89  $ 3,500,182
 All Pro Large Cap Growth
   Portfolio.....................  18,250.95   $ 91.30 to $183.08  $ 2,174,982
 All Pro Large Cap Value
   Portfolio.....................  16,454.77   $ 98.82 to $198.17  $ 1,454,310
 All Pro Small Cap Growth
   Portfolio.....................  13,061.24   $121.64 to $243.93  $ 1,959,654
 All Pro Small Cap Value
   Portfolio.....................  15,800.53   $100.73 to $201.99  $ 1,547,778
 Equity 500 Index Portfolio......  60,401.30   $274.05 to $513.13  $23,099,228
Variable Insurance Products Fund:
 Equity-Income Portfolio.........  39,630.44   $255.02 to $455.43  $14,537,372
 Growth Portfolio................  54,615.49   $270.76 to $525.16  $20,923,339
 High Income Portfolio...........   9,842.59   $108.09 to $216.88  $ 1,923,007
 Overseas Portfolio..............  35,626.99   $129.46 to $283.37  $ 7,233,128
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........  16,190.56   $184.98 to $366.55  $ 4,187,069
 Investment Grade Bond
   Portfolio.....................  11,696.49   $162.12 to $323.31  $ 2,328,540
 Contrafund Portfolio............  49,046.90   $177.19 to $356.04  $12,145,707
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................   6,687.29   $145.61 to $287.34  $ 1,443,792
 Partners Portfolio..............  13,689.70   $ 95.79 to $192.09  $ 2,254,840
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond
   Portfolio.....................   2,271.17   $119.53 to $234.50  $   493,214
 Van Eck Worldwide Hard Assets
   Portfolio.....................   3,176.88   $103.37 to $225.87  $   631,138
 Van Eck Worldwide Emerging
   Markets Portfolio.............  21,333.13   $ 73.20 to $147.09  $ 2,103,493
 Van Eck Worldwide Real Estate
   Portfolio.....................   2,339.70   $102.56 to $205.66  $   288,305
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......  41,558.42   $ 84.75 to $170.29  $ 4,997,767

---------------------------------  ---------------------------------------------------------
                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  ---------------------------------------------------------
                                       NET*
                                    INVESTMENT     EXPENSE RATIO**       TOTAL RETURN***
                                   INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
---------------------------------  ---------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................      2.51%        0.65% to 0.76%        -13.53% to -13.44%
 Money Market Portfolio..........      3.46%        0.65% to 0.78%            2.88% to 2.99%
 Bond Portfolio..................      5.61%        0.52% to 0.73%            6.62% to 6.72%
 Balanced Portfolio..............      3.92%        0.65% to 0.76%          -7.73% to -7.63%
 Mid Cap Growth Portfolio........     13.83%        0.65% to 0.77%          -4.61% to -4.51%
 International Portfolio.........      4.05%        0.65% to 0.76%        -12.79% to -12.70%
 All Pro Large Cap Growth
   Portfolio.....................      0.05%        0.65% to 0.76%        -22.29% to -22.21%
 All Pro Large Cap Value
   Portfolio.....................      0.66%        0.65% to 0.76%          -1.49% to -1.39%
 All Pro Small Cap Growth
   Portfolio.....................      0.00%        0.66% to 0.76%        -16.56% to -16.47%
 All Pro Small Cap Value
   Portfolio.....................      0.43%        0.65% to 0.77%          11.94% to 12.05%
 Equity 500 Index Portfolio......      0.18%        0.65% to 0.75%        -12.91% to -12.82%
Variable Insurance Products Fund:
 Equity-Income Portfolio.........      1.68%        0.65% to 0.75%          -5.67% to -5.57%
 Growth Portfolio................      0.08%        0.65% to 0.75%        -18.27% to -18.19%
 High Income Portfolio...........     12.55%        0.65% to 0.77%        -12.39% to -12.31%
 Overseas Portfolio..............      5.16%        0.65% to 0.75%        -21.76% to -21.68%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........      4.16%        0.65% to 0.75%          -4.81% to -4.71%
 Investment Grade Bond
   Portfolio.....................      4.85%        0.65% to 0.75%            7.65% to 7.76%
 Contrafund Portfolio............      0.77%        0.65% to 0.75%        -12.90% to -12.81%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................      4.93%        0.66% to 0.78%            7.97% to 8.07%
 Partners Portfolio..............      0.40%        0.65% to 0.75%          -3.56% to -3.46%
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond
   Portfolio.....................      4.33%        0.64% to 0.75%          -5.82% to -5.73%
 Van Eck Worldwide Hard Assets
   Portfolio.....................      1.18%        0.65% to 0.76%        -11.12% to -11.04%
 Van Eck Worldwide Emerging
   Markets Portfolio.............      0.00%        0.65% to 0.77%          -2.55% to -2.45%
 Van Eck Worldwide Real Estate
   Portfolio.....................      2.83%        0.65% to 0.74%            4.55% to 4.65%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......      0.05%        0.66% to 0.76%        -30.04% to -29.97%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

------------------------------------------------------------------------------
                                              AT DECEMBER 31, 2001
------------------------------------------------------------------------------

                                                UNIT FAIR VALUE      AVERAGE
                                     UNITS     LOWEST TO HIGHEST   NET ASSETS
------------------------------------------------------------------------------
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...  17,401.09   $ 57.52 to $115.23  $   913,945
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......   7,342.10    $94.56 to $189.45  $   420,040

---------------------------------  ---------------------------------------------------------
                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  ---------------------------------------------------------
                                       NET*
                                    INVESTMENT     EXPENSE RATIO**       TOTAL RETURN***
                                   INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
---------------------------------  ---------------------------------------------------------
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...      0.00%        0.65% to 0.77%        -31.29% to -31.22%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......      0.80%        0.60% to 0.76%          -4.77% to -4.67%

---------------
* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Note that these funds were added during the year and the total returns are not annualized.

(b) Effective following the close of business on April 26, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund (See Note 1).

                      (This Page Intentionally Left Blank)

                                   NATIONWIDE
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              FINANCIAL STATEMENTS
  FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE THREE MONTHS ENDED DECEMBER 31,
                                      2002

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Company of America:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Company of America (Company) (a wholly owned subsidiary of Nationwide Life Insurance Company of America) as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity, and cash flows for the year ended December 31, 2003 and for the three month period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the year ended December 31, 2003 and for the three month period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
March 11, 2004
Philadelphia, PA

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF INCOME
                                 (IN MILLIONS)

                                                           TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                                            DECEMBER 31, 2003    DECEMBER 31, 2002
                                                           -------------------   ------------------
REVENUES:
Policy charges...........................................         $28.3                $ 7.3
Life insurance premiums..................................           4.3                  2.5
Net investment income....................................          20.5                  5.6
Net realized gains (losses) on investments...............           3.4                 (0.2)
                                                                  -----                -----
  Total Revenues.........................................          56.5                 15.2
                                                                  -----                -----
BENEFITS AND EXPENSES:
Interest credited to policyholder account values.........          13.6                  3.2
Other benefits and claims................................           9.5                  2.6
Policyholder dividends on participating policies.........           1.1                  0.3
Amortization of deferred policy acquisition costs........           2.8                  0.8
Amortization of value of business acquired...............           8.0                  2.1
Other operating expenses.................................           9.3                  2.2
                                                                  -----                -----
  Total Benefits and Expenses............................          44.3                 11.2
                                                                  -----                -----
Income before federal income tax expense.................          12.2                  4.0
Federal income tax expense...............................           3.2                  1.8
                                                                  -----                -----
  Net income.............................................         $ 9.0                $ 2.2
                                                                  =====                =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEETS
                                 (IN MILLIONS)

                                                                 DECEMBER 31,
                                                              -------------------
                                                                2003       2002
                                                              --------   --------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $329.9 in 2003; $350.3
      in 2002)..............................................  $  333.7   $  355.4
     Equity securities (cost $3.5 in 2003; $3.8 in 2002)....       4.4        3.8
  Mortgage loans on real estate, net........................      67.3       64.6
  Real estate, net..........................................       0.3        0.4
  Policy loans..............................................      12.9       14.3
  Other long-term investments...............................       0.1        1.5
  Short-term investments....................................        --         --
                                                              --------   --------
       Total Investments....................................     418.7      440.0
                                                              --------   --------
Cash........................................................        --         --
Accrued investment income...................................       5.6        6.2
Deferred policy acquisition costs...........................       6.9        1.6
Value of business acquired..................................      57.6       65.1
Other intangible assets.....................................       9.5        9.6
Other assets................................................      12.5       11.9
Assets held in separate accounts............................     700.8      671.6
                                                              --------   --------
       Total Assets.........................................  $1,211.6   $1,206.0
                                                              ========   ========


LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims...........................  $  425.5   $  454.1
Other liabilities...........................................       4.1        4.8
Liabilities related to separate accounts....................     700.8      671.6
                                                              --------   --------
       Total Liabilities....................................   1,130.4    1,130.5
                                                              --------   --------
COMMITMENTS AND CONTINGENCIES (NOTES 7, 10 AND 13)
Shareholder's equity:
  Common stock, $10.00 par value. Authorized 0.5 shares; .25
     shares issued and outstanding..........................       2.5        2.5
  Additional paid-in capital................................      67.4       69.3
  Retained earnings.........................................      11.2        2.2
  Accumulated other comprehensive income....................       0.1        1.5
                                                              --------   --------
       Total Shareholder's Equity...........................      81.2       75.5
                                                              --------   --------
       Total Liabilities and Shareholder's Equity...........  $1,211.6   $1,206.0
                                                              ========   ========

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS      INCOME          EQUITY
                                         ------   ----------   --------   -------------   -------------
Balance as of October 1, 2002..........   $2.5      $69.3       $  --         $  --           $71.8
  Comprehensive income:
     Net income........................     --         --         2.2            --             2.2
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --         --          --           1.5             1.5
                                                                                              -----
  Total comprehensive income...........                                                         3.7
                                          ----      -----       -----         -----           -----
Balance as of December 31, 2002........   $2.5      $69.3       $ 2.2         $ 1.5           $75.5
                                          ====      =====       =====         =====           =====
Balance as of January 1, 2003..........   $2.5      $69.3       $ 2.2         $ 1.5           $75.5
  Comprehensive income:
     Net income........................     --         --         9.0            --             9.0
     Net unrealized losses on
       securities available-for-sale
       arising during the period, net
       of tax..........................     --         --          --          (1.4)           (1.4)
                                                                                              -----
  Total comprehensive income...........                                                         7.6
                                                                                              -----
Purchase accounting adjustments........     --       (1.9)         --            --            (1.9)
                                          ----      -----       -----         -----           -----
Balance as of December 31, 2003........   $2.5      $67.4       $11.2         $ 0.1           $81.2
                                          ====      =====       =====         =====           =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)

                                                           TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                                            DECEMBER 31, 2003    DECEMBER 31, 2002
                                                           -------------------   ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................        $   9.0               $  2.2
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Interest credited to policyholder account balances.....           13.6                  3.2
  Capitalization of deferred policy acquisition costs....           (8.0)                (2.4)
  Amortization of deferred policy acquisition costs and
     value of business acquired..........................           10.8                  2.9
  Amortization and depreciation..........................            5.2                  1.5
  Realized (gains) losses on investments.................           (3.4)                 0.2
  Decrease in accrued investment income..................            0.6                  0.2
  Decrease in other assets...............................            0.5                  1.9
  Increase (decrease) in policy liabilities..............           85.7                (12.4)
  (Decrease) increase in other liabilities...............           (1.3)                10.1
                                                                 -------               ------
     Net cash provided by operating activities...........          112.7                  7.4
                                                                 -------               ------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities
  available-for-sale.....................................           73.4                 35.0
Proceeds from sale of securities available-for-sale......           30.6                  7.7
Proceeds from repayments of mortgage loans on real
  estate.................................................           11.1                  2.3
Proceeds from repayments of policy loans and sale of
  other invested assets..................................            2.9                  1.2
Cost of securities available-for-sale acquired...........          (85.6)               (47.2)
Cost of mortgage loans on real estate acquired...........          (14.7)                (6.3)
Cost of other invested assets acquired...................           (0.2)                (0.1)
                                                                 -------               ------
     Net cash provided by (used in) investing
       activities........................................           17.5                 (7.4)
                                                                 -------               ------
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in investment and universal life insurance
  product account values.................................           38.4                 10.0
Decrease in investment and universal life insurance
  product account values.................................         (168.6)               (10.6)
                                                                 -------               ------
     Net cash used in financing activities...............         (130.2)                (0.6)
                                                                 -------               ------
Net decrease in cash.....................................             --                 (0.6)
Cash, beginning of period................................             --                  0.6
                                                                 -------               ------
Cash, end of period......................................        $    --               $   --
                                                                 =======               ======

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA
  (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA)

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2003 AND 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note
3. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.

The Company sells individual variable and traditional life insurance products. The Company also maintains blocks of individual variable and fixed annuity products. The Company distributes its products through a variety of distribution channels, personal producing general agents and brokers. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 19 states accounted for 82% of the Company's sales for the twelve months ended December 31, 2003. No single producer accounted for more than 2% of the Company's sales for the twelve months ended December 31, 2003. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). The State of Delaware has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA has no statutory accounting practices that differ from NAIC SAP.

In preparing the financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of DAC for investment products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

  (a)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates, which are lower than the current effective portfolio rate.

The fair value of fixed maturity and equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not able to be priced by independent services (generally private placement and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine the corresponding spread to be added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 81.6% of the fair values of fixed maturity securities were obtained from independent pricing services, 13.3% from the above described matrix and 5.1% from other sources.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments. All other investment income is recorded on the accrual basis.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. For mortgage loans on real estate considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses inherent in the portfolio at the balance sheet date. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

Policy loans are reported at unpaid principal balances.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments.

 (b)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

 (c)  Deferred Policy Acquisition Costs

The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the calculation of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 6.5%. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

 (d)  Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value initially assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company's independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of the asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate.

For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(a). VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. Any resulting VOBA adjustments are reflected currently as a charge or credit to VOBA amortization expense.

For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

The interest on the unamortized VOBA balance (interest rates range from 4.50% to 6.50%) during the twelve months ended December 31, 2003 and three months ended December 31, 2002 was $4.1 million and $1.1 million, respectively.

The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.

 (e)  Separate Accounts

Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

 (f)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(a).

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using an interest rate of 4.5%. Also, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(a).

 (g)  Participating Business

Participating business represented approximately 6.8% as of December 31, 2003 (7% as of December 31, 2002) of the Company's life insurance in force, 12.9% as of December 31, 2003 (14.4% as of December 31, 2002) of the number of life insurance policies in force, and 14.3% as of December 31, 2003 (16.7% as of December 31, 2002) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying balance sheets.

 (h)  Federal Income Tax

Subsequent to the acquisition of NLICA by NFS on October 1, 2002, NLICA and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return and NLICA's non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return group have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

 (i)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

 (j)  Recently Issued Accounting Pronouncements

In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31,

2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs where an enterprise holds a variable interest that it acquired prior to February 1, 2003, FIN 46 applies in the interim period beginning after June 15, 2003 and early adoption is permitted. In October 2003, the FASB delayed the implementation date for FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003 with earlier adoption permitted.

In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company as a subsidiary of a public company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special-purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. Companies may apply either FIN 46 or FIN 46R to special-purpose entities at the initial effective date on an entity-by-entity basis. The Company does not hold any variable interests in the form of limited partnerships. The Company is required to adopt FIN 46R in its entirety by the end of the first reporting period beginning after December 31, 2003, with early adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The adoption of FIN 46R in the first quarter of 2004 is not expected to have a material impact on the Company's results of operations or financial position.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company will adopt SOP 03-1 on January 1, 2004. As a result, a cumulative effect resulting from the adoption is not expected to have a material impact on the Company's results of operations or financial position.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FASB Staff Position No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company) and did not have any impact on the Company's results of operations or financial position.

In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
145). The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of
Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB
30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. See notes 3 and 6 for additional disclosures.

In July 2001, the FASB issued SFAS No. 141, Business Combinations (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated. See note 3 for additional disclosures.

In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. The adoption of SFAS 133 did not have a material impact on the results of operations or financial position of the Company.

SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

The adoption of SFAS 133 may increase the Company's exposure to volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to

EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 on April 1, 2001 did not have a material effect on the financial position or the results of operations of the Company.

(3)  SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of the Company at the date of acquisition, based on push-down accounting.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $  348.6
Other investments, including cash...........................         82.3
VOBA........................................................         69.9
Other intangible assets.....................................          9.6
Other assets................................................         15.9
Assets held in separate accounts............................        671.3
                                                                 --------
  Total assets acquired.....................................      1,197.6
                                                                 --------
Future policy benefits and claims...........................        463.8
Other liabilities...........................................         (9.3)
Liabilities related to separate accounts....................        671.3
                                                                 --------
     Total liabilities assumed..............................      1,125.8
                                                                 --------
     Net assets acquired....................................     $   71.8
                                                                 ========

As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $104.9 million to reflect the net assets purchased of $71.8 million noted above.

The table below lists the intangible assets acquired and their estimated useful lives over which the assets will be amortized.

                                                                            ESTIMATED
                                                                 FAIR        USEFUL
(IN MILLIONS)                                                   VALUE         LIFE
-------------                                                 ----------   -----------
Amortizing intangible assets:
VOBA........................................................    $69.9       28 years
Independent agency distribution force.......................      5.9       20 years
                                                                -----       --------
  Total -- amortizing intangible assets.....................     75.8       27 years(1)
                                                                -----       --------
Non-amortizing intangible assets:
State insurance licenses....................................      3.7      Indefinite
                                                                -----       --------
  Total -- non-amortizing intangible assets.................      3.7             --
                                                                -----       --------
     Total intangible assets................................    $79.5       27 years(1)
                                                                =====       ========

---------------

(1) Total estimated useful life represents the weighted average.

There was no goodwill pushed-down to the Company as a result of the acquisition of NLICA by NFS. The Company recorded an adjustment to the fair values of certain items that were estimated at the time of closing to the final fair value calculations in 2003. These adjustments resulted in an increase in additional paid in capital of $1.9 million, net of tax in 2003.

(4)  INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
DECEMBER 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $  8.8        $0.1         $ --        $  8.9
     Obligations of states and political
       subdivisions........................      0.6          --           --           0.6
     Corporate securities:
       Public..............................    218.1         6.0          0.6         223.5
       Private.............................     50.6          --          1.1          49.5
     Mortgage-backed securities -- U.S.
       Government backed...................     37.3         0.2          0.2          37.3
     Asset-backed securities...............     14.5          --          0.6          13.9
                                              ------        ----         ----        ------
       Total fixed maturity securities.....    329.9         6.3          2.5         333.7
  Equity securities........................      3.5         0.9           --           4.4
                                              ------        ----         ----        ------
       Total...............................   $333.4        $7.2         $2.5        $338.1
                                              ======        ====         ====        ======

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
DECEMBER 31, 2002
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $  6.7        $ --         $ --        $  6.7
     Obligations of states and political
       subdivisions........................      0.6          --           --           0.6
     Corporate securities:
       Public..............................    241.3         3.2          1.4         243.1
       Private.............................     53.2         0.7          0.7          53.2
     Mortgage-backed securities -- U.S.
       Government backed...................      7.1          --          0.1           7.0
     Asset-backed securities...............     41.4         3.4           --          44.8
                                              ------        ----         ----        ------
       Total fixed maturity securities.....    350.3         7.3          2.2         355.4
  Equity securities........................      3.8         0.1          0.1           3.8
                                              ------        ----         ----        ------
       Total...............................   $354.1        $7.4         $2.3        $359.2
                                              ======        ====         ====        ======

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED   ESTIMATED
(IN MILLIONS)                                                   COST      FAIR VALUE
-------------                                                 ---------   ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................   $ 28.4       $ 28.6
  Due after one year through five years.....................    116.0        117.4
  Due after five years through ten years....................    105.1        106.9
  Due after ten years.......................................     28.6         29.6
                                                               ------       ------
       Subtotal.............................................    278.1        282.5
     Mortgage-backed securities -- U.S. Government backed...     37.3         37.3
     Asset-backed securities................................     14.5         13.9
                                                               ------       ------
       Total................................................   $329.9       $333.7
                                                               ======       ======

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2003 and 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Unrealized gains, before adjustments and taxes..............  $ 4.7   $ 5.1
Adjustment to VOBA..........................................   (2.2)   (2.7)
Adjustment to policy acquisition costs......................    0.1      --
Adjustment to future policy benefits and claims.............   (2.4)     --
Deferred federal income tax.................................   (0.1)   (0.9)
                                                              -----   -----
  Net unrealized gains......................................  $ 0.1   $ 1.5
                                                              =====   =====

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the twelve months ended December 31, 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Securities available-for-sale:
  Fixed maturity securities.................................  $(1.3)  $5.1
  Equity securities.........................................    0.9     --
                                                              -----   ----
     Net change.............................................  $(0.4)  $5.1
                                                              =====   ====

The analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position, as of December 31, 2003 and 2002 follows:

                                                      LESS THAN OR
                                                   EQUAL TO ONE YEAR        MORE THAN ONE YEAR
                                                 ----------------------   ----------------------
                                                 ESTIMATED     GROSS      ESTIMATED     GROSS
                                                   FAIR      UNREALIZED     FAIR      UNREALIZED
(IN MILLIONS)                                      VALUE       LOSSES       VALUE       LOSSES
-------------                                    ---------   ----------   ---------   ----------
DECEMBER 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies................................   $  1.7       $  --        $ --         $ --
     Corporate securities:
       Public..................................     35.8         0.6          --           --
       Private.................................     15.5         1.0         1.2          0.1
     Mortgage-backed securities -- U.S.
       Government backed.......................     19.5         0.2         0.9           --
     Asset-backed securities...................     10.9         0.6          --           --
                                                  ------       -----        ----         ----
       Total fixed maturity securities.........     83.4         2.4         2.1          0.1
  Equity securities............................       --          --          --           --
                                                  ------       -----        ----         ----
     Total.....................................   $ 83.4       $ 2.4        $2.1         $0.1
                                                  ======       =====        ====         ====
% of gross unrealized loss.....................                 96.0%                     4.0%
                                                               -----                     ----
DECEMBER 31, 2002
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies................................   $  1.6       $  --        $ --         $ --
     Obligations of states and political
       subdivisions............................      0.6          --          --           --
     Corporate securities:
       Public..................................     84.7         1.4          --           --
       Private.................................     19.3         0.7          --           --
     Mortgage-backed securities -- U.S.
       Government backed.......................      7.3          --          --           --
     Asset-backed securities...................      3.9         0.1          --           --
                                                  ------       -----        ----         ----
       Total fixed maturity securities.........    117.4         2.2          --           --
  Equity securities............................      2.7         0.1          --           --
                                                  ------       -----        ----         ----
       Total...................................   $120.1       $ 2.3        $ --         $ --
                                                  ======       =====        ====         ====
% of gross unrealized loss.....................                100.0%                      --
                                                               -----                     ----

Proceeds from the sale of securities available-for-sale during the twelve months ended December 31, 2003 and three months ended December 31, 2002 were $30.6 million and $7.7 million, respectively. During the twelve months ended December 31, 2003, gross gains of $3.3 million and gross losses of $0.3 million were realized on those sales. During the three months ended December 31, 2002, gross gains of $0.3 million and gross losses of $0.3 million were realized on those sales.

The Company had no real estate investments for the twelve months ended December 31, 2003 and three months ended December 31, 2002 that were non-income producing.

Real estate is presented at cost less accumulated depreciation. The carrying value of real estate held for disposal totaled $0.3 million and $0.4 million as of December 31, 2003 and 2002, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $0 million as of December 31, 2003 ($0.7 million as of December 31, 2002), which includes the related valuation allowance of $0 million ($0 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $0 million ($0.7 million for the three months ended December 31, 2002) and interest income recognized on those loans totaled $0 million in 2003 ($0.1 million for the three months ended December 31, 2002), which is equal to interest income recognized using a cash-basis method of income recognition.

Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Allowance, beginning of period..............................  $ 0.9   $0.8
Net additions (reductions) charged (credited) to
  allowance.................................................   (0.7)   0.1
Direct write-downs charged against the allowance............     --     --
                                                              -----   ----
Allowance, end of period....................................  $ 0.2   $0.9
                                                              =====   ====

During the third quarter of 2003, the Company updated its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $0.7 million, relating primarily to the unallocated allowance for losses inherent in the portfolio as of December 31, 2003.

An analysis of investment income (loss) by investment type follows for the twelve months ended December 31, 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Gross investment income:
  Securities available-for-sale:
     Fixed maturity securities..............................  $17.1   $ 4.6
     Equity securities......................................    0.1     0.3
  Mortgage loans on real estate.............................    3.6     0.8
  Real estate...............................................     --      --
  Policy loans..............................................    0.6     0.2
  Short-term investments....................................    0.1     0.1
  Other.....................................................   (0.2)   (0.2)
                                                              -----   -----
       Gross investment income..............................   21.3     5.8
Less investment expenses....................................    0.8     0.2
                                                              -----   -----
  Net investment income.....................................  $20.5   $ 5.6
                                                              =====   =====

An analysis of net realized gains (losses) on investments by investment type follows for the twelve months ended December 31, 2003 and the three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $ 3.3   $ 0.3
  Fixed maturity securities -- losses.......................   (0.3)   (0.3)
  Equity securities.........................................    0.1      --
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (0.3)   (0.1)
  Equity securities.........................................     --      --
Real estate.................................................   (0.1)     --
Mortgage loans on real estate...............................    0.4    (0.1)
Other.......................................................    0.3      --
                                                              -----   -----
  Net realized gains (losses) on investments................  $ 3.4   $(0.2)
                                                              =====   =====

There were $6.0 million and $7.2 million of fixed maturity securities as of December 31, 2003 and 2002, respectively, that were on deposit with various regulatory agencies as required by law.

(5)  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the DAC asset for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Balance at beginning of period..............................  $ 1.6   $  --
Expenses deferred...........................................    8.0     2.4
Amortization of DAC.........................................   (2.8)   (0.8)
                                                              -----   -----
                                                                6.8     1.6
Effect on DAC from unrealized (gains) losses................    0.1      --
                                                              -----   -----
Balance at end of period....................................  $ 6.9   $ 1.6
                                                              =====   =====

(6)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

A reconciliation of VOBA for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Balance at beginning of period..............................  $65.1   $  --
VOBA established during the period..........................     --    69.9
Amortization of VOBA........................................   (8.0)   (2.1)
                                                              -----   -----
                                                               57.1    67.8
Unrealized gain on available-for-sale securities............    0.5    (2.7)
                                                              -----   -----
Balance at end of period....................................  $57.6   $65.1
                                                              =====   =====

Intangible assets as of December 31, 2003 and 2002 are summarized as follows:

                                                           2003           2002
                                      GROSS CARRYING   ACCUMULATED    ACCUMULATED
($ IN MILLIONS)                           AMOUNT       AMORTIZATION   AMORTIZATION   USEFUL LIFE
---------------                       --------------   ------------   ------------   -----------
Amortizing intangible assets:
  VOBA..............................      $69.9           $10.1           $2.1        28 years
  Independent agency force..........        5.9             0.1            0.0        20 years
                                          -----           -----           ----       ----------
     Total..........................       75.8            10.2            2.1
Non-amortizing intangible assets:
  State insurance licenses..........        3.7             0.0            0.0       Indefinite
                                          -----           -----           ----
     Total..........................        3.7             0.0            0.0
                                          -----           -----           ----
     Grand total....................      $79.5           $10.2           $2.1
                                          =====           =====           ====

The state insurance licenses have indefinite lives and therefore are not amortized.

The actual amortization for the year ended December 31, 2003 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

                                                                 INTANGIBLE ASSETS
(IN MILLIONS)                                             VOBA   WITH FINITE LIVES   TOTAL
-------------                                             ----   -----------------   -----
2003....................................................  $8.0         $0.1          $8.1
2004....................................................  $7.0         $0.1          $7.1
2005....................................................  $6.6         $0.1          $6.7
2006....................................................  $6.5         $0.2          $6.7
2007....................................................  $6.4         $0.2          $6.6
2008....................................................  $5.1         $0.2          $5.3

The Company has completed its 2003 and 2002 impairment testing and concluded there were no impairment losses on existing intangible assets.

(7)  FEDERAL INCOME TAX

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2003 and 2002 were as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
DEFERRED TAX ASSETS
  Equity securities.........................................  $  --   $ 0.1
  Future policy benefits....................................   26.8    29.4
  DAC.......................................................    5.6     8.6
  Other long-term investments...............................     --     1.5
  Net operating loss carryforwards..........................    4.8     1.5
                                                              -----   -----
     Total gross deferred tax assets........................   37.2    41.1
  Less valuation allowance..................................     --      --
                                                              -----   -----
     Net deferred tax assets................................   37.2    41.1
                                                              -----   -----
DEFERRED TAX LIABILITIES
  VOBA......................................................   20.2    22.8
  Fixed maturity securities.................................    1.9     1.5
  Other assets and other liabilities........................    3.3     6.4
  Other.....................................................    1.9     1.7
                                                              -----   -----
     Total gross deferred tax liabilities...................   27.3    32.4
                                                              -----   -----
       Net deferred tax asset...............................  $ 9.9   $ 8.7
                                                              =====   =====

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2003 and 2002, the Company had a realized capital loss carryforward of $13.6 million and $4.4 million, respectively. Management believes that it is more likely than not that the Company will generate sufficient realized capital gains within the appropriate carryforward period to offset the realized capital losses. Deferred tax assets have been recorded to reflect the tax benefits of these realized capital losses.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the twelve months ended December 31, 2003 and three months ended December 31, 2002.

The Company's current federal income tax (liability) receivable was ($2.7) million and $1.6 million as of December 31, 2003 and 2002, respectively.

Federal income tax expense attributable to income for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Current.....................................................  $ 3.3   $1.8
Deferred....................................................   (0.1)    --
                                                              -----   ----
                                                              $ 3.2   $1.8
                                                              =====   ====

Total federal income tax expense for the twelve months ended December 31, 2003 and three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

                                                          2003            2002
(IN MILLIONS)                                            AMOUNT    %     AMOUNT    %
-------------                                            ------   ----   ------   ----
Computed (expected) tax expense........................  $ 4.3    35.0   $ 1.4    35.0
Tax exempt interest and dividends received deduction...   (1.1)   (9.2)   (0.2)   (5.0)
Other, net.............................................     --      --     0.6    15.0
                                                         -----    ----   -----    ----
  Total (effective rate of each year)..................  $ 3.2    25.8   $ 1.8    45.0
                                                         =====    ====   =====    ====

The federal income tax (refunded) paid during the twelve months ended December 31, 2003 was ($0.7) million and $0 million for the three months ended December 31, 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(8)  COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 were as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
  Gross.....................................................  $ 2.5   $ 4.9
  Adjustment to VOBA........................................    0.5    (2.7)
  Adjustment to policy acquisition costs....................    0.1      --
  Adjustment to future policy benefits and claims...........   (2.4)     --
  Related federal income tax expense........................   (0.3)   (0.8)
                                                              -----   -----
     Net....................................................    0.4     1.4
                                                              -----   -----
Reclassification adjustment for net (gains) losses on
  securities available-for-sale realized during the period:
  Gross.....................................................   (2.8)    0.1
  Related federal income tax benefit (expense)..............    1.0      --
                                                              -----   -----
     Net....................................................   (1.8)    0.1
                                                              -----   -----
Other comprehensive (loss) income on securities
  available-for-sale........................................  $(1.4)  $ 1.5
                                                              =====   =====

(9)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, and several others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value of fixed maturity and equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not able to be priced by independent services (generally private placement and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine the corresponding spread to be added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 81.6% of the fair values of fixed maturity securities were obtained from independent pricing services, 13.3% from the above described matrix and 5.1% from other sources.

     Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

     Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

     Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

     Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2003 and 2002:

                                                  2003        2003        2002        2002
                                                CARRYING   ESTIMATED    CARRYING   ESTIMATED
(IN MILLIONS)                                    AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-------------                                   --------   ----------   --------   ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities..............   $333.7      $333.7      $355.4      $355.4
       Equity securities......................      4.4         4.4         3.8         3.8
     Mortgage loans on real estate, net.......     67.3        68.6        64.6        65.5
     Policy loans.............................     12.9        12.9        14.3        14.3
  Assets held in separate accounts............    700.8       700.8       671.6       671.6
LIABILITIES
  Investment contracts........................    335.9       315.2       366.5       339.5
  Policy reserves on life insurance
     contracts................................     89.6        65.4        87.6        60.1
  Liabilities related to separate accounts....    700.8       664.9       671.6       633.0

(10)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will default on their contractual obligations. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. The Company had no commitments on mortgage loans on real estate extending into 2004 were outstanding as of December 31, 2003. The Company also had no commitments to purchase fixed maturity securities outstanding as of December 31, 2003. At December 31, 2003, the Company had outstanding limited partnership commitments of $2.5 million.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, 81.6% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit claims
     (GMDB), which may require the Company to accelerate the amortization of VOBA and DAC.

     The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $51.0 million before reinsurance and $16.0 million net of reinsurance. As of December 31, 2003 and 2002, the Company had no reserve for GMDB claims.

     Significant Concentrations of Credit Risk: The Company grants commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 18.5% (20.0% in 2002) in any geographic area and no more than 5.0% (4.9% in 2002) with any one borrower as of December 31, 2003. As of December 31, 2003, 36.8% (13.6% in 2002) of
     the carrying value of the Company's commercial mortgage loan portfolio financed office properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements and other information that are net of reinsurance activity (in millions):

                                                              CEDED TO      ASSUMED
                                                   GROSS        OTHER      FROM OTHER      NET
                                                   AMOUNT     COMPANIES    COMPANIES      AMOUNT
                                                  --------    ---------    ----------    --------
DECEMBER 31, 2003:
Life insurance in force.........................  $5,215.1    $2,423.9       $57.5       $2,848.7
                                                  ========    ========       =====       ========
Life insurance premiums.........................  $    9.9    $    5.7       $ 0.1       $    4.3
                                                  ========    ========       =====       ========
DECEMBER 31, 2002:
Life insurance in force.........................  $4,961.6    $2,106.4       $18.6       $2,873.8
                                                  ========    ========       =====       ========
Life insurance premiums.........................  $    3.3    $    0.8       $  --       $    2.5
                                                  ========    ========       =====       ========

     Collateral -- Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. No securities were on loan as of December 31, 2003.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the period presented herein.

The statutory capital and surplus of the Company as of December 31, 2003 and 2002 was $46.3 million and $32.2 million, respectively. The statutory net income
(loss) of the Company for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 was $10.0 million and $(0.5) million, respectively.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(12)  RELATED PARTY TRANSACTIONS

Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company
(NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2003 and three months ended December 31, 2002, the Company made payments to NLICA, NMIC, NFS and Nationwide Services Company LLC totaling $6.7 million and $3.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2003 and 2002 approximated $49.4 million and $54.3 million, respectively.

(13)  CONTINGENCIES

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(14)  SEGMENT INFORMATION

The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Annuity and Life Insurance.

The Individual Annuity segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Life Insurance segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments.

The following tables summarize the financial results of the Company's business segments for the twelve months ended December 31, 2003 and the three months ended December 31, 2002.

                                                        INDIVIDUAL     LIFE
(IN MILLIONS)                                            ANNUITY     INSURANCE   CORPORATE    TOTAL
-------------                                           ----------   ---------   ---------   --------
YEAR ENDED DECEMBER 31, 2003
Net investment income.................................    $ 17.8      $  2.3       $ 0.4     $   20.5
Other operating revenue...............................      10.7        21.9          --         32.6
                                                          ------      ------       -----     --------
  Total operating revenue.............................      28.5        24.2         0.4         53.1
                                                          ------      ------       -----     --------
Interest credited to policyholder account balances....      12.7         0.9          --         13.6
Amortization of DAC...................................        --         2.8          --          2.8
Amortization of VOBA..................................       3.8         4.2          --          8.0
Other benefits and expenses...........................       5.3        14.6          --         19.9
                                                          ------      ------       -----     --------
  Total benefits and expenses.........................      21.8        22.5          --         44.3
                                                          ------      ------       -----     --------
Operating income before federal income tax expense....       6.7         1.7         0.4          8.8
Net realized gains on investments.....................        --          --         3.4          3.4
                                                          ------      ------       -----     --------
Income before federal income tax expense..............    $  6.7      $  1.7       $ 3.8     $   12.2
                                                          ======      ======       =====     ========
Assets as of December 31, 2003........................    $926.8      $270.6       $14.2     $1,211.6
                                                          ======      ======       =====     ========
THREE MONTHS ENDED DECEMBER 31, 2002
Net investment income.................................    $  4.9      $  0.6       $ 0.1     $    5.6
Other operating revenue...............................       2.8         7.0          --          9.8
                                                          ------      ------       -----     --------
  Total operating revenue.............................       7.7         7.6         0.1         15.4
                                                          ------      ------       -----     --------
Interest credited to policyholder account balances....       3.0         0.2          --          3.2
Amortization of DAC...................................        --         0.8          --          0.8
Amortization of VOBA..................................       2.1          --          --          2.1
Other benefits and expenses...........................       0.9         4.2          --          5.1
                                                          ------      ------       -----     --------
  Total benefits and expenses.........................       6.0         5.2          --         11.2
                                                          ------      ------       -----     --------
Operating income before federal income tax expense....       1.7         2.4         0.1          4.2
Net realized losses on investments....................        --          --        (0.2)        (0.2)
                                                          ------      ------       -----     --------
Income (loss) before federal income tax expense.......    $  1.7      $  2.4       $(0.1)    $    4.0
                                                          ======      ======       =====     ========
Assets as of December 31, 2002........................    $953.2      $240.3       $12.5     $1,206.0
                                                          ======      ======       =====     ========

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

                      (This page intentionally left blank)

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED DECEMBER 31,
                                      2001

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Providentmutual Life and Annuity Company of America:

     We have audited the accompanying balance sheet of Providentmutual Life and Annuity Company of America as of September 30, 2002 and the related statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing those accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the results of their operations and their cash flows for the nine month period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
Philadelphia, PA
January 28, 2003

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA
                         NOTES TO FINANCIAL STATEMENTS

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America:

     In our opinion, the consolidated statements of operations, changes in equity and cash flows for the year ended December 31, 2001 present fairly, in all material respects, the results of operations and cash flows of Providentmutual Life and Annuity Company of America for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS
Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEET
                                 (IN THOUSANDS)

                                                              SEPTEMBER 30,
                                                                  2002
                                                              -------------
ASSETS
  Investments:
     Securities available for sale, at fair value:
       Fixed maturity securities (cost: 2002-$336,639)......   $  348,611
       Equity securities (cost: 2002-$176)..................          500
     Mortgage loans.........................................       55,329
     Real estate............................................          372
     Policy loans...........................................       15,465
     Other invested assets..................................        4,213
                                                               ----------
       Total investments....................................      424,490
                                                               ----------
  Cash and cash equivalents.................................          633
  Premiums due..............................................          101
  Investment income due and accrued.........................        6,379
  Deferred policy acquisition costs.........................      135,557
  Reinsurance recoverable...................................        5,537
  Separate account assets...................................      671,249
  Other assets..............................................        7,285
                                                               ----------
       Total assets.........................................   $1,251,231
                                                               ==========
LIABILITIES
  Policy liabilities:
     Future policyholder benefits...........................   $  462,114
     Other policy obligations...............................        1,074
                                                               ----------
       Total policy liabilities.............................      463,188
                                                               ----------
  Payable to parent.........................................          866
  Deferred income taxes payable.............................        8,297
  Separate account liabilities..............................      671,249
  Other liabilities.........................................        2,735
                                                               ----------
       Total liabilities....................................    1,146,335
                                                               ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 8, 9, AND 11
Equity
  Common stock, $10 par value; authorized 500 shares; issued
     and outstanding 250 shares.............................        2,500
  Contributed capital in excess of par......................       49,165
  Retained earnings.........................................       50,497
  Accumulated other comprehensive income:
     Net unrealized appreciation on securities..............        2,734
                                                               ----------
       Total equity.........................................      104,896
                                                               ----------
       Total liabilities and equity.........................   $1,251,231
                                                               ==========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                 NINE MONTHS
                                                                    ENDED             YEAR ENDED
                                                              SEPTEMBER 30, 2002   DECEMBER 31, 2001
                                                              ------------------   -----------------
REVENUES
Policy and contract charges.................................       $ 21,918             $30,623
Premiums....................................................          6,536              11,143
Net investment income.......................................         21,350              29,645
Other (loss) income.........................................            (39)              1,214
Net realized losses on investments..........................        (12,004)             (3,572)
                                                                   --------             -------
     Total revenues.........................................         37,761              69,053
                                                                   --------             -------
BENEFITS AND EXPENSES
Policy and contract benefits................................          8,903              11,111
Change in future policyholder benefits......................         12,152              20,940
Commissions and operating expenses..........................         26,144              20,931
Policyholder dividends......................................            940               1,294
                                                                   --------             -------
     Total benefits and expenses............................         48,139              54,276
                                                                   --------             -------
       (Loss) income before income taxes....................        (10,378)             14,777
Income tax (benefit) expense:
  Current...................................................         (3,374)             (1,475)
  Deferred..................................................         (1,647)              4,524
                                                                   --------             -------
     Total income tax (benefit) expense.....................         (5,021)              3,049
                                                                   --------             -------
       Net (loss) income....................................       $ (5,357)            $11,728
                                                                   ========             =======

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                        STATEMENTS OF CHANGES IN EQUITY
   NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON            CAPITAL IN                APPRECIATION
                                      STOCK    COMMON    EXCESS OF    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK        PAR       EARNINGS   ON SECURITIES     EQUITY
                                      ------   ------   -----------   --------   --------------   --------
Balance at January 1, 2001..........   250     $2,500     $49,165     $44,126       $(3,498)      $ 92,293
                                                                                                  --------
  Comprehensive income
     Net income.....................    --        --           --      11,728            --         11,728
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale......................    --        --           --          --         2,281          2,281
                                                                                                  --------
  Total comprehensive income........                                                                14,009
                                       ---     ------     -------     -------       -------       --------
Balance at December 31, 2001........   250     2,500       49,165      55,854        (1,217)       106,302
                                                                                                  --------
  Comprehensive income
     Net loss.......................    --        --           --      (5,357)           --         (5,357)
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale......................    --        --           --          --         3,951          3,951
                                                                                                  --------
  Total comprehensive income........                                                                (1,406)
                                       ---     ------     -------     -------       -------       --------
Balance at September 30, 2002.......   250     $2,500     $49,165     $50,497       $ 2,734       $104,896
                                       ===     ======     =======     =======       =======       ========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                              NINE MONTHS ENDED       YEAR ENDED
                                                              SEPTEMBER 30, 2002   DECEMBER 31, 2001
                                                              ------------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income...........................................       $ (5,357)           $  11,728
Adjustments to reconcile net (loss) income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
     investment products....................................         12,873               20,106
  Amortization of deferred policy acquisition costs.........         20,707               15,335
  Capitalization of deferred policy acquisition costs.......        (12,778)             (30,436)
  Deferred income taxes.....................................         (1,647)               4,524
  Net realized losses on investments........................         12,004                3,572
  Change in reinsurance recoverable.........................            955               (1,467)
  Change in policy liabilities..............................        (14,415)             (20,592)
  Other, net................................................            988               (8,451)
                                                                   --------            ---------
     Net cash provided by (used in) operating activities....         13,330               (5,681)
                                                                   --------            ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............          8,810               36,518
  Equity securities available for sale......................             --                    3
  Real estate...............................................             --                  891
  Other invested assets.....................................            191                1,446
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............         47,617               43,448
  Mortgage loans............................................          5,598                4,020
Purchases of investments:
  Fixed maturity securities available for sale..............        (61,065)             (86,757)
  Mortgage loans............................................             --               (4,930)
  Real estate...............................................             --                   (3)
  Other invested assets.....................................           (270)                (368)
Policy loans, net...........................................            220               (1,180)
                                                                   --------            ---------
     Net cash provided by (used in) investing activities....          1,101               (6,912)
                                                                   --------            ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....         62,540              174,795
Variable universal life and investment product
  withdrawals...............................................        (78,917)            (163,656)
                                                                   --------            ---------
     Net cash (used in) provided by financing activities....        (16,377)              11,139
                                                                   --------            ---------
     Net change in cash and cash equivalents................         (1,946)              (1,454)
Cash and cash equivalents, beginning of period..............          2,579                4,033
                                                                   --------            ---------
Cash and cash equivalents, end of period....................       $    633            $   2,579
                                                                   ========            =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Cash (received) paid during the period for income taxes...       $ (2,790)           $   2,625
                                                                   ========            =========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

(1)  BACKGROUND

Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

The Company sells certain variable annuity and traditional life insurance products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company also maintains blocks of individual variable and fixed annuities. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 18 states accounted for 79% of the Company's sales for the nine months ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the nine months ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 13), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Amounts disclosed in the footnotes are denoted in thousands of dollars.

Statutory net (loss) income was $(9,577) and $(4,212) for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Statutory surplus was $31,617 as of September 30, 2002.

The preparation of the accompanying financial statements in conformity with GAAP required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and Federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

Invested Assets

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

Equity securities (common stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $806 at September 30, 2002.

Policy loans are reported at unpaid principal balances.

Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

Other invested assets consist of limited partnerships and the Company's separate account seed money. The limited partnerships are carried on the equity method. The separate account seed money is carried at fair value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

Benefit Reserves and Policyholder Contract Deposits

  Variable Life and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

Premiums, Charges and Benefits

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to account balances and benefit payments made in excess of policy account balances. Investment performance for variable life insurance policies and variable annuity contracts is credited to the account balance based on the investment performance of separate accounts chosen by the policyholder/contractowner. For other policies, the account balances were credited interest at rates that ranged from 3.0% to 10.0% for the 2002 period.

  Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

Deferred Policy Acquisition Costs

The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

Capital Gains and Losses

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

Policyholder Dividends

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations. Participating life insurance in force was 8% of face value of total life insurance in force at September 30, 2002.

Reinsurance

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

Separate Accounts

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractowners and variable life insurance policyholders.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives.

Federal Income Taxes

The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

New Accounting Pronouncements

In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of " (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The adoption of SFAS 142 did not have any impact on the financial position or results of operations of the Company.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the financial statements other than reclassification of securities from "held to maturity" to "available for sale".

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

(3)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002:

                                                               SEPTEMBER 30, 2002
                                                              ---------------------
                                                                           CARRYING
                                                              FAIR VALUE    VALUE
                                                              ----------   --------
ASSETS
Investments available for sale:
  Fixed maturity securities.................................   $348,611    $348,611
  Equity securities.........................................   $    500    $    500
Mortgage loans..............................................   $ 61,145    $ 55,329
LIABILITIES FOR INVESTMENT-TYPE INSURANCE CONTRACTS
Supplementary contracts without life contingencies..........   $  7,905    $  7,501
Individual annuities........................................   $888,524    $903,163

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

Investment Securities

Bonds and common stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

Mortgage Loans

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

Policy Loans

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

Individual Annuities and Supplementary Contracts

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4. INVESTMENTS

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 are as follows:

                                                                    SEPTEMBER 30, 2002
                                                     ------------------------------------------------
                                                                   GROSS        GROSS
                                                     AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                                     COST        GAINS        LOSSES     FAIR VALUE
------------------                                   ---------   ----------   ----------   ----------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies.............  $  5,765     $   977       $   --      $  6,742
Obligations of states and political subdivisions...       537          44           --           581
Corporate securities...............................   310,807      16,157        5,905       321,059
Mortgage-backed securities.........................    19,530         699           --        20,229
                                                     --------     -------       ------      --------
  Subtotal -- fixed maturities.....................   336,639      17,877        5,905       348,611
Equity securities..................................       176         324           --           500
                                                     --------     -------       ------      --------
  Total............................................  $336,815     $18,201       $5,905      $349,111
                                                     ========     =======       ======      ========

The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows:

                                                              AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                                              COST      FAIR VALUE
------------------                                            ---------   ----------
Due in one year or less.....................................  $ 63,612     $ 63,454
Due after one year through five years.......................   138,074      142,004
Due after five years through ten years......................    75,592       80,565
Due after ten years.........................................    59,361       62,588
                                                              --------     --------
     Total..................................................  $336,639     $348,611
                                                              ========     ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized (losses) gains on investments for the nine months ended September 30, 2002 and year ended December 31, 2001 are summarized as follows:

                                                                2002      2001
                                                              --------   -------
Fixed maturities............................................  $(10,456)  $(3,565)
Equity securities...........................................        --        (2)
Real estate.................................................      (284)       (5)
Mortgage loans..............................................        38        --
Other invested assets.......................................    (1,302)       --
                                                              --------   -------
                                                              $(12,004)  $(3,572)
                                                              ========   =======

Realized losses due to other-than-temporary declines of fair value on fixed maturities were $9,715 for the nine months ended September 30, 2002 and $3,965 for the year ended December 31, 2001.

Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 and the twelve months ended December 31, 2001 were $8,810 and $36,518, respectively. Gross gains of $328 and $1,066 were realized on sales of fixed maturities in the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

Net unrealized (depreciation) appreciation on available for sale securities as of September 30, 2002 is summarized as follows:

                                                               2002
                                                              -------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $11,972
  Equities..................................................      324
  Separate account seed money...............................   (1,190)
                                                              -------
                                                               11,106
     Adjustment to deferred policy acquisition costs........   (5,375)
     Adjustment to future policyholder benefits.............   (1,526)
     Deferred Federal income taxes..........................   (1,471)
                                                              -------
Net unrealized appreciation (depreciation)..................  $ 2,734
                                                              =======

Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 and the year ended December 31, 2001:

                                                               2002      2001
                                                              -------   -------
Gross investment income:
Fixed maturities:
  Available for sale........................................  $17,674   $24,229
Equity securities...........................................       --         1
Mortgage loans..............................................    3,593     4,964
Real estate.................................................       --        97
Policy loans................................................      567       765
Cash and cash equivalents...................................      138       427
Other, net..................................................       (4)      459
                                                              -------   -------
                                                               21,968    30,942
Less investment expenses....................................     (618)   (1,297)
                                                              -------   -------
Net investment income.......................................  $21,350   $29,645
                                                              =======   =======

There were $6,695 of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

(5)  MORTGAGE LOANS

The carrying value of impaired loans at September 30, 2002 was $694, which was net of reserves of $16. A reconciliation of the reserve balance, including general reserves, for mortgage loans for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows:

                                                              2002   2001
                                                              ----   ----
Balance at January 1........................................  $845   $740
Provision, net of recoveries................................   (39)   105
                                                              ----   ----
Balance at end of period....................................  $806   $845
                                                              ====   ====

The average recorded investment in impaired loans was $470 as of September 30, 2002. Interest income recognized on impaired loans during the nine months ended September 30, 2002 and the year ended December 2001 was $46 and $41, respectively. All interest income on impaired loans was recognized on the cash basis.

(6)  REAL ESTATE

Real estate totaled $372 as of September 30, 2002. There was no depreciation expense for the nine months ended September 30, 2002 and the year ended December 31, 2001. Fair value writedowns were $284 and $0 in 2002 and 2001, respectively.

(7)  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows:

                                                                2002       2001
                                                              --------   --------
Balance at January 1,.......................................  $149,500   $139,063
Expenses deferred...........................................    12,778     30,436
Amortization of DAC.........................................   (20,707)   (15,335)
Effect on DAC from unrealized (gains) losses................    (6,014)    (4,664)
                                                              --------   --------
Balance at end of period....................................  $135,557   $149,500
                                                              ========   ========

As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $10.7 million, before tax, or $7.0 million, net of $3.7 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $1.3 million and Asset Accumulation -- $5.7 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

(8)  FEDERAL INCOME TAXES

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax (loss) income as follows:

                                                         NINE MONTHS
                                                            ENDED             YEAR ENDED
                                                      SEPTEMBER 30, 2002   DECEMBER 31, 2001
                                                      ------------------   -----------------
Federal income tax at statutory rate of 35%.........       $(3,632)             $ 5,172
  Current year equity tax...........................            --                  287
  True down of prior years' equity tax..............          (751)                (585)
  Dividend received deduction.......................          (638)              (1,735)
  Other.............................................            --                  (90)
                                                           -------              -------
(Benefit) provision for Federal income tax from
  operations........................................       $(5,021)             $ 3,049
                                                           =======              =======

Components of the Company's net deferred income tax liability are as follows at September 30, 2002:

                                                               2002
                                                              -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,179
Net unrealized gain on available for sale securities........    4,304
Other.......................................................    1,032
                                                              -------
  Total deferred tax liability..............................   44,515
                                                              -------
DEFERRED TAX ASSET
Reserves....................................................   29,076
Invested assets.............................................    6,900
Policyholder dividends......................................      242
                                                              -------
  Total deferred tax asset..................................   36,218
                                                              -------
Net deferred tax liability..................................  $ 8,297
                                                              =======

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. Upon review of the deferred tax assets, no valuation allowance was established in 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

(9) REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                              CEDED TO     ASSUMED
                                                  GROSS        OTHER      FROM OTHER      NET
                                                  AMOUNT     COMPANIES    COMPANIES      AMOUNT
                                                ----------   ----------   ----------   ----------
SEPTEMBER 30, 2002:
Life insurance in force.......................  $4,901,151   $3,008,735    $11,211     $1,903,627
                                                ==========   ==========    =======     ==========
Premiums......................................  $    7,732   $    1,322    $   126     $    6,536
                                                ==========   ==========    =======     ==========
Future policyholder benefits..................  $  461,004   $    5,537    $ 1,110     $  456,577
                                                ==========   ==========    =======     ==========
DECEMBER 31, 2001:
Life insurance in force.......................  $4,659,781   $3,611,320    $12,581     $1,061,042
                                                ==========   ==========    =======     ==========
Premiums......................................  $   14,596   $    3,502    $    49     $   11,143
                                                ==========   ==========    =======     ==========
Future policyholder benefits..................  $  476,104   $    6,492    $ 1,307     $  470,919
                                                ==========   ==========    =======     ==========

A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered single premium deferred annuities (SPDA) issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at September 30, 2002. Deposits ceded for the nine months ended September 30, 2002 were $85.

Approximately $2,829,112 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at September 30, 2002. Premiums and deposits ceded were $2,500 and $1,715 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Reinsurance recoverables at September 30, 2002 were $208.

(10) RELATED PARTY TRANSACTIONS

Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $10,466 and $17,602 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at September 30, 2002 approximated $56,480.

11. COMMITMENTS AND CONTINGENCIES

Financial Instruments With Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying balance sheets.

At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $588. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at September 30, 2002.

Investment Portfolio Credit Risk

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002, carrying value of approximately $37,562, in debt security investments (10.7% of the total debt security portfolio) were considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at September 30, 2002 of $2,311 were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $495 and $486 for the for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     The Company's debt security investments did not exceed 8% of total assets in any industry at September 30, 2002.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At September 30, 2002, there were no delinquent mortgage loans (i.e., a loan where payments on principal and/or interest are over 90 days past due). Foregone interest related to loans in default totaled $25 and $2 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

Risk-Based Capital

The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval.

Litigation and Unasserted Claims

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or its results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

(12)  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows:

                                                    BEFORE TAX   TAX (EXPENSE)   NET OF TAX
                                                      AMOUNT        BENEFIT        AMOUNT
                                                    ----------   -------------   ----------
Nine Months Ended September 30, 2002
  Net unrealized (depreciation) appreciation on
     securities available for sale, DAC and
     reserves.....................................   $(5,926)       $ 2,074       $(3,852)
     Less: reclassification adjustment for losses
       realized in net income (loss)..............    12,004         (4,201)        7,803
                                                     -------        -------       -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC and reserves.........   $ 6,078        $(2,127)      $ 3,951
                                                     =======        =======       =======
Year Ended December 31, 2001
  Net unrealized (depreciation) appreciation on
     securities available for sale and DAC........   $   (64)       $    23       $   (41)
     Less: reclassification adjustment for losses
       realized in net income.....................     3,572         (1,250)        2,322
                                                     -------        -------       -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC......................   $ 3,508        $(1,227)      $ 2,281
                                                     =======        =======       =======

(13)  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America

(NLICA). Simultaneously, the Company changed its name to Nationwide Life and Annuity Company of America.

The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C
                                OTHER INFORMATION


Item 26.  Exhibits

a.   Board of Directors Resolutions
1. Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing establishment of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
2. Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
3. Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.
4. Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing Additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.
5. Resolution of the Board of Directors of Nationwide Life and Annuity Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account A. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.
b.   Custodian Agreements. Not applicable.
c. Underwriting Contracts
1. Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
2. Personal Producing General Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and AnnuityCompany of America filed on May 1, 1998, file No. 33-83138.
3. Personal Producing Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
4. Producing General Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
5. Form of Selling Agreement between PML Securities, Inc. and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
d.   Contracts
1. Flexible Premium Adjustable Survivorship Variable Life Insurance Policy (Form VL203). Incorporated herein by reference to the initial filing of this Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on July 9, 1999, File No. 333-82611.
2. Guaranteed Minimum Death Benefit Ride (PLC320). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
3. Children's Term Rider (PLC306). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.
4. Extension of Final Policy Date Rider (PLC822). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
5. Change of Insured Rider (PLC905). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.
6. Disability Waiver Benefit Rider (R2901). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

7. Policy Split Rider (R2615). Incorporated herein by reference to the initial filing of this Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on July 9, 1999, File No. 333-82611.
8. Additional Insurance Benefit Rider (R2310). Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2001, File No. 333-82611.
e.   Applications
1. Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.
2. Supplemental Application for Flexible Premium. Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.
3. Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.
f.   Depositor's Certificate of Incorporation and By-Laws
1. Charter of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.
2. By-Laws of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.
3. Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.
g.   Reinsurance Contracts
1. Amendment Number 3 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.
2. Amendment Number 4 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.
3. Automatic Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.
4. YRT Agreement No. 5920-5 between Providentmutual Life and Annuity Company of America and Transamerica Occidental Life Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.
5. YRT Agreement No. 5920-6 between Providentmutual Life and Annuity Company of America and Transamerica Occidental Life Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.
6. Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.
7. Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.
8. Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.
9. Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.
h.   Participation Agreements
1. Participation Agreement among Market, Street Fund, Inc., Providentmutual Life and Annuity Company of America and PML Securities, Inc. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.
2. Participation Agreement among Variable Insurance Products Fund, Fidelity Corporation and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-2625.

3. Participation Agreement among Variable Insurance Products Fund II, Fidelity Corporation and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-2625.
4. Form of Fund Participation Agreement among Neuberger & Berman Advisers Managers Trust and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.
5. Participation Agreement between Van Eck Investment Trust and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.
6. Participation Agreement among The Alger American Fund, Providentmutual Life and Annuity Company of America and Fred Alger and Company Incorporated. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-2625.
7. Support Agreement between Provident Mutual Life Insurance Company and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.
8. Form of Participation Agreement between Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc. and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.
9. Participation Agreement among Market Street Fund, Providentmutual Life and Annuity Company of America and 1717 Capital Management Company. Incorporated herein by reference to the initial filing on the Form N-4 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 5, 2001, File No. 333-58310.
10. Shareholder Services Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and American Century(R) Variable Portfolios, Inc. Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2002, File No. 333-71763.
11. Participation Agreement between Janus Aspen Series and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.
12. Participation Agreement among Oppenheimer Variable Account Funds, Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and OppenheimerFunds, Inc. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2002, File No. 333-71763.
13. Second Amendment to Participation Agreement among Providentmutual Life and Annuity Company of America, Variable Insurance Products Fund, and Fidelity Distributors Corporation. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.
14. Second Amendment to Participation Agreement among Providentmutual Life and Annuity Company of America, Variable Insurance Products Fund II, and Fidelity Distributors Corporation. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.
15. Addendum to Participation Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, Van Eck Investment Trust, and Van Eck Securities Corporation. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2002, File No. 333-71763.
16. Participation Agreement between Dreyfus Variable Investment Fund and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 25, 2000, File No. 33-65512.
17. First Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.
18. Second Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.


i.   Administrative Contracts. Not applicable.

j.   Other Material Contracts. Not applicable.


k. Legal Opinion. Opinion James Bernstein, Esquire. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

l.   Actuarial Opinion. Not applicable.

m.   Calculations. Not applicable.

n.   Other Opinions.
     1. Consent of PricewaterhouseCoopers LLP. 2. Consent of KPMG LLP.


o.   Omitted Financial Statements. Not applicable.

p.   Initial Capital Agreements. Not applicable.

q. Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies. Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2001, File No. 333-84475.

Item 27.  Directors and Officers of the Depositor

     W. G. Jurgensen, Chairperson of the Board and Chief Executive
         Officer*
     Joseph J. Gasper, Vice Chairperson of the Board*
     Gary D. McMahan, Director, President and Chief Operating Officer**
     Patricia R. Hatler, Executive Vice President, General Counsel and Assistant
        Secretary*
     Terri L. Hill, Executive Vice President*
     Robert A. Rosholt, Director and Executive Vice President-Chief Investment
       Officer*
     James D. Benson, Senior Vice President and Treasurer
     Peter D. Cuozzo, Senior Vice President**
     Brian W. Nocco, Senior Vice President and Assistant Treasurer*
     Denise Sortino, Senior Vice President**
     Mark R. Thresher, Director, Senior Vice President and Assistant Treasurer* Richard A. Karas, Director*

     Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA
        19312-1181 unless otherwise noted.
     *Principal business address is One Nationwide Plaza, Columbus, OH 43215. **Principal business address is 300 Continental Drive, Newark, DE 19713.


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Item 28.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                    *  Subsidiaries for which separate financial statements are filed
                   **  Subsidiaries included in the respective consolidated financial statements
                  *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                 **** Other subsidiaries




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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
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

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------


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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
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


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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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
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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------

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
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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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
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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------

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
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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------


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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 29.  Indemnification


The By-Laws of Nationwide Life Insurance Company of American provide as follows:

                                   ARTICLE IX

            INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

         Section 9.01. Indemnification. The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

         Section 9.02. Non-exclusivity and Supplementary Coverage. The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

         Section 9.03. Payment of Indemnification. An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

         Section 9.04. Payment of Expenses. Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation. Advancement of expenses shall be authorized by the Board of Directors.

         Section 9.05. Proceedings Initiated by a Director, Officer and Other Persons. Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter

(a) 1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

   Nationwide Provident VA Separate Account 1                   Nationwide Provident VLI Separate Account 1
   Nationwide Provident VA Separate Account A                   Nationwide Provident VLI Separate Account A

(b) Directors and Officers of 1717:

           Lance A. Reihl, Director, President and Chief Operating Officer James D. Benson, Senior Vice President and Assistant Treasurer Peter D. Cuozzo, Director and Senior Vice President**
           Denise Sortino, Senior Vice President**
           Thomas E. Barnes, Vice President and Secretary*
           Margaret J. Caucci, Vice President**
           Kevin S. Crossett, Vice President and Assistant Secretary*
           Douglas W. Foster, Vice President**
           Florence Lathen-Harris, Vice President
           Alan A. Todryk, Vice President*
           Kathleen A. Walsh, Vice President**
           Carol L. Dove, Associate Vice President and Assistant Treasurer* Glenn W. Soden, Associate Vice President and Assistant Secretary* Michael A. Bazany, Jr., Assistant Secretary
           Maryann M. Bodayle, Assistant Secretary
           Becky L. Bradley, Assistant Secretary
           Katherine DePeri, Assistant Secretary
           Christine Mullen, Assistant Secretary
           E. Gary Berndt, Assistant Treasurer* Daniel J. Murphy, Assistant Treasurer* Alison C. Naylor, Compliance Officer** Gary D. McMahan, Director**

           Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181 unless otherwise noted. *Principal business address is One Nationwide Plaza, Columbus, OH 43215. **Principal business address is 300 Continental Drive, Newark, DE 19713.


(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

     NAME OF PRINCIPAL           NET UNDERWRITING            COMPENSATION ON         BROKERAGE COMMISSIONS          COMPENSATION
        UNDERWRITER          DISCOUNTS AND COMMISSIONS         REDEMPTION
           1717                         N/A                       None                        N/A                        N/A


Item 31.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.


Item 32.  Management Services


All management contracts are discussed in Part A or Part B.


Item 33.  Fee Representation


Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI
Separate Account A and Nationwide Life and Annuity Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the
City of Columbus and the State of Ohio, on the 29th day of April, 2004.

                                                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

                                                   --------------------------------------------------------------------------------
                                                   --------------------------------------------------------------------------------

                                                   (Registrant)

                                                   NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA

                                                   --------------------------------------------------------------------------------
                                                   --------------------------------------------------------------------------------

                                                   (Depositor)

                                                   By:                     /s/   JAMIE RUFF CASTO

                                                   --------------------------------------------------------------------------------
                                                   --------------------------------------------------------------------------------

                                                                                  Jamie Ruff Casto

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2004.


W. G. JURGENSEN

----------------------------------------------------------------------------

W. G. Jurgensen
Director and Chief Executive Officer

GARY D. MCMAHAN

----------------------------------------------------------------------------

Gary D. McMahan
Director and President and Chief Operating Officer

JOSEPH J. GASPER

----------------------------------------------------------------------------

Joseph J. Gasper
Director

RICHARD A. KARAS

----------------------------------------------------------------------------

Richard A. Karas
Director

ROBERT A. ROSHOLT

----------------------------------------------------------------------------

Robert A. Rosholt
Director and Executive Vice President-Chief Investment Officer

MARK R. THRESHER

----------------------------------------------------------------------------

Mark R. Thresher
Director and Senior Vice President and Assistant Treasurer

                                                                             By: /s/      JAMIE RUFF CASTO

                                                                             -------------------------------------------

                                                                                          Jamie Ruff Casto
                                                                                          Attorney-in-Fact


